UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: April 30, 2019

*

This Form N-CSR pertains to the following series of the Registrant: MFS Lifetime Income Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund and MFS Lifetime 2060 Fund. The remaining series of the Registrant has a fiscal year end of October 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Annual Report

April 30, 2019

MFS® Lifetime® Funds

MFS® Lifetime® Income Fund

MFS® Lifetime® 2020 Fund

MFS® Lifetime® 2025 Fund

MFS® Lifetime® 2030 Fund

MFS® Lifetime® 2035 Fund

MFS® Lifetime® 2040 Fund

MFS® Lifetime® 2045 Fund

MFS® Lifetime® 2050 Fund

MFS® Lifetime® 2055 Fund

MFS® Lifetime® 2060 Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

LTF-ANN

MFS® Lifetime® Funds

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Markets experienced a bout of volatility in late 2018 as a result of higher interest rates, international trade friction, and geopolitical uncertainty surrounding issues such as Brexit. Those concerns dissipated in the early months of 2019 due to the more dovish posture of the U.S. Federal Reserve and other global central banks, reported progress toward a trade pact between the United States and China, and action against a no-deal Brexit by the British Parliament. However, a last-minute breakdown in negotiations between the U.S. and China derailed the market’s momentum and increased concerns over the future pace of global growth. Compounding Brexit uncertainty was the resignation of British Prime Minister Theresa May, potentially ushering in a harder form of Brexit than she had advocated. U.S. equities have continued to outperform their global peers due in part to fiscal stimulus undertaken in late 2017 and early 2018, which contributed to the continuation of relatively healthy levels of U.S. economic output against a backdrop of slower global growth. Inflation remains largely subdued globally, which is encouraging for asset markets. Rising incomes in many developed and emerging markets are supportive of gains in consumption, though a challenging environment for global trade has hindered manufacturing in most regions.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

June 17, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS Lifetime Income Fund

Portfolio target allocation

Portfolio holdings
MFS Limited Maturity Fund	20.0%
MFS Total Return Bond Fund	19.9%
MFS Government Securities Fund	10.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Global Bond Fund	5.0%
MFS High Income Fund	3.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Blended Research International Equity Fund	2.5%
MFS Value Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Research Fund	2.0%
MFS Growth Fund	2.0%
MFS Blended Research Core Equity Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Blended Research Growth Equity Fund	1.9%
MFS Mid Cap Growth Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Research International Fund	1.5%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Value Fund	0.5%
MFS International Growth Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS New Discovery Fund	0.5%
Cash & Cash Equivalents	0.2%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of April 30, 2019.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2020 Fund

Portfolio target allocation

Portfolio holdings
MFS Total Return Bond Fund	18.6%
MFS Limited Maturity Fund	17.1%
MFS Government Securities Fund	10.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Global Bond Fund	5.0%
MFS High Income Fund	3.6%
MFS Blended Research Mid Cap Equity Fund	3.3%
MFS Blended Research International Equity Fund	2.9%
MFS Value Fund	2.3%
MFS Emerging Markets Debt Fund	2.3%
MFS Blended Research Value Equity Fund	2.3%
MFS Research Fund	2.3%
MFS Growth Fund	2.3%
MFS Blended Research Core Equity Fund	2.3%
MFS Blended Research Growth Equity Fund	2.3%
MFS Global Real Estate Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Mid Cap Growth Fund	1.6%
MFS Mid Cap Value Fund	1.6%
MFS Research International Fund	1.6%
MFS Emerging Markets Debt Local Currency Fund	1.3%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Value Fund	0.7%
MFS International Growth Fund	0.6%
MFS New Discovery Value Fund	0.5%
MFS New Discovery Fund	0.5%
Cash & Cash Equivalents (o)	(0.0)%

Portfolio actual allocation

(o)	Less than 0.1%.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

From time to time Cash & Cash Equivalents may be negative due to timing of cash receipts.

Percentages are based on net assets as of April 30, 2019.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2025 Fund

Portfolio target allocation

Portfolio holdings
MFS Total Return Bond Fund	13.0%
MFS Government Securities Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.1%
MFS Limited Maturity Fund	7.1%
MFS High Income Fund	5.0%
MFS Global Bond Fund	5.0%
MFS Blended Research Mid Cap Equity Fund	4.8%
MFS Blended Research International Equity Fund	4.6%
MFS Value Fund	3.3%
MFS Blended Research Value Equity Fund	3.3%
MFS Research Fund	3.3%
MFS Growth Fund	3.3%
MFS Blended Research Core Equity Fund	3.3%
MFS Blended Research Growth Equity Fund	3.2%
MFS Emerging Markets Debt Fund	3.0%
MFS Mid Cap Growth Fund	2.4%
MFS Mid Cap Value Fund	2.4%
MFS Global Real Estate Fund	2.3%
MFS Research International Fund	2.3%
MFS Commodity Strategy Fund	2.3%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Value Fund	1.1%
MFS International Growth Fund	1.1%
MFS Blended Research Small Cap Equity Fund	1.1%
MFS New Discovery Fund	0.6%
MFS New Discovery Value Fund	0.6%
MFS International New Discovery Fund	0.3%
Cash & Cash Equivalents	0.2%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of April 30, 2019.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2030 Fund

Portfolio target allocation

Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	7.6%
MFS Government Securities Fund	7.1%
MFS Blended Research International Equity Fund	6.7%
MFS Total Return Bond Fund	6.6%
MFS Inflation-Adjusted Bond Fund	6.4%
MFS High Income Fund	5.0%
MFS Value Fund	4.5%
MFS Blended Research Value Equity Fund	4.4%
MFS Growth Fund	4.4%
MFS Blended Research Growth Equity Fund	4.4%
MFS Global Bond Fund	4.1%
MFS Research Fund	4.0%
MFS Blended Research Core Equity Fund	4.0%
MFS Mid Cap Growth Fund	3.8%
MFS Mid Cap Value Fund	3.8%
MFS Global Real Estate Fund	3.3%
MFS Commodity Strategy Fund	3.2%
MFS Research International Fund	3.2%
MFS Emerging Markets Debt Fund	3.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Value Fund	1.8%
MFS International Growth Fund	1.8%
MFS Blended Research Small Cap Equity Fund	1.7%
MFS International New Discovery Fund	1.3%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.8%
MFS Blended Research Emerging Markets Equity Fund	0.1%
MFS Emerging Markets Equity Fund	0.1%
Cash & Cash Equivalents	0.1%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of April 30, 2019.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2035 Fund

Portfolio target allocation

Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.2%
MFS Blended Research International Equity Fund	8.8%
MFS Value Fund	5.6%
MFS Blended Research Value Equity Fund	5.6%
MFS Growth Fund	5.5%
MFS Blended Research Growth Equity Fund	5.5%
MFS Inflation-Adjusted Bond Fund	4.6%
MFS Mid Cap Growth Fund	4.6%
MFS Mid Cap Value Fund	4.6%
MFS High Income Fund	4.3%
MFS Global Real Estate Fund	4.2%
MFS Commodity Strategy Fund	4.1%
MFS Research Fund	4.0%
MFS Blended Research Core Equity Fund	4.0%
MFS Research International Fund	3.6%
MFS Total Return Bond Fund	2.9%
MFS International Value Fund	2.6%
MFS International Growth Fund	2.6%
MFS Emerging Markets Debt Fund	2.6%
MFS International New Discovery Fund	2.3%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	1.7%
MFS Global Bond Fund	1.7%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	0.6%
MFS Emerging Markets Equity Fund	0.6%
Cash & Cash Equivalents	0.1%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of April 30, 2019.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2040 Fund

Portfolio target allocation

Portfolio holdings
MFS Blended Research International Equity Fund	10.1%
MFS Blended Research Mid Cap Equity Fund	9.7%
MFS Value Fund	5.9%
MFS Blended Research Value Equity Fund	5.8%
MFS Growth Fund	5.8%
MFS Blended Research Growth Equity Fund	5.8%
MFS Mid Cap Growth Fund	4.8%
MFS Mid Cap Value Fund	4.8%
MFS Global Real Estate Fund	4.7%
MFS Commodity Strategy Fund	4.6%
MFS Research Fund	4.0%
MFS Blended Research Core Equity Fund	4.0%
MFS Research International Fund	3.8%
MFS Inflation-Adjusted Bond Fund	3.4%
MFS International New Discovery Fund	3.3%
MFS International Value Fund	3.2%
MFS International Growth Fund	3.1%
MFS Total Return Bond Fund	2.7%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS High Income Fund	1.8%
MFS New Discovery Value Fund	1.2%
MFS New Discovery Fund	1.2%
MFS Emerging Markets Debt Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	0.8%
MFS Emerging Markets Equity Fund	0.8%
MFS Emerging Markets Debt Local Currency Fund	0.7%
MFS Global Bond Fund	0.7%
Cash & Cash Equivalents (o)	(0.0)%

Portfolio actual allocation

(o)	Less than 0.1%.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

From time to time Cash & Cash Equivalents may be negative due to timing of cash receipts.

Percentages are based on net assets as of April 30, 2019.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2045 Fund

Portfolio target allocation

Portfolio holdings
MFS Blended Research International Equity Fund	10.9%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Value Fund	6.0%
MFS Growth Fund	6.0%
MFS Blended Research Value Equity Fund	6.0%
MFS Blended Research Growth Equity Fund	6.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Research Fund	4.0%
MFS Research International Fund	4.0%
MFS International New Discovery Fund	4.0%
MFS Blended Research Core Equity Fund	4.0%
MFS International Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Total Return Bond Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	0.1%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of April 30, 2019.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2050 Fund

Portfolio target allocation

Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Value Fund	6.0%
MFS Growth Fund	6.0%
MFS Blended Research Value Equity Fund	6.0%
MFS Blended Research Growth Equity Fund	6.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	4.9%
MFS Research Fund	4.0%
MFS Research International Fund	4.0%
MFS International New Discovery Fund	4.0%
MFS Blended Research Core Equity Fund	4.0%
MFS International Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Total Return Bond Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	0.1%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of April 30, 2019.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2055 Fund

Portfolio target allocation

Portfolio holdings
MFS Blended Research International Equity Fund	10.9%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Value Fund	6.0%
MFS Growth Fund	6.0%
MFS Blended Research Value Equity Fund	6.0%
MFS Blended Research Growth Equity Fund	6.0%
MFS Mid Cap Growth Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Research International Fund	4.0%
MFS Research Fund	4.0%
MFS International New Discovery Fund	4.0%
MFS Blended Research Core Equity Fund	4.0%
MFS International Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	0.1%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of April 30, 2019.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2060 Fund

Portfolio target allocation

Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Growth Fund	6.0%
MFS Value Fund	6.0%
MFS Blended Research Growth Equity Fund	6.0%
MFS Blended Research Value Equity Fund	6.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Blended Research Core Equity Fund	4.0%
MFS International New Discovery Fund	4.0%
MFS Research Fund	4.0%
MFS Research International Fund	4.0%
MFS International Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Total Return Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	(0.1)%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

From time to time Cash & Cash Equivalents may be negative due to timing of cash receipts.

Percentages are based on net assets as of April 30, 2019.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

MFS Lifetime Funds

Market Environment

Led by weakness in China and Europe, the global economy decelerated during the reporting period as business and investor sentiment was undermined by growing trade frictions. Additionally, tighter financial conditions contributed to an uptick in market volatility late in 2018. Equity valuations fell and credit spreads widened, fueled in part by concerns that the US Federal Reserve would over-tighten policy, choking off the nearly decade-long US economic expansion.

However, the Fed reversed course in January due to slowing global growth, rising trade tensions, abating inflationary pressures and increasing market volatility, and signaled that its policy was on hold. Additionally, the Fed announced that it would maintain a larger balance sheet than it had previously indicated. These dovish shifts helped equity valuations rebound, reduced volatility and narrowed credit spreads. In early 2019, central banks globally tilted more dovish as well, with China lowering reserve requirements, the Bank of Canada and Bank of England holding rates steady and the European Central Bank (ECB) acknowledging that it may not be able to hike rates in the fall of 2019, as it had earlier projected. The ECB also extended a refinancing facility for eurozone banks.

Emerging markets experienced considerable volatility during the period as tighter global financial conditions exposed structural weakness in some countries. Those pressures were somewhat relieved at the end of the period as the Fed adopted its more dovish posture and hopes grew for a trade deal between the US and China, although idiosyncratic factors negatively impacted some emerging economies, such as Argentina and Turkey.

From a geopolitical perspective, the lack of consensus in the United Kingdom on the best path toward Brexit, a fractious Eurosceptic Italian coalition government and large-scale protests in France over stagnant wages were sources of uncertainty in Europe. In emerging markets, new Brazilian president Jair Bolsonaro took office, with markets generally encouraged by his market-friendly agenda. In contrast, markets were nervous about the less-market-friendly approach of Mexico’s new president Andrés Manuel López Obrador. For much of the period, the contentious US–China trade relationship was a drag on global sentiment. Signs of progress toward a resolution helped steady markets late in the period while China’s economy showed signs of stabilizing.

MFS Lifetime Income Fund

Summary of Results

For the twelve months ended April 30, 2019, Class A shares of the MFS Lifetime Income Fund (fund) provided a total return of 5.18%, at net asset value. This compares with a return of 5.29% for the fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. The fund’s other benchmark, the MFS Lifetime Income Fund Blended Index (Blended Index), generated a return of 6.50%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, on an absolute basis, equity markets generally outperformed fixed income markets. However, on a relative basis, the fund’s allocation to both the fixed income segment and US equity segment negatively impacted relative performance during the reporting period.

Within the fund’s allocation to the fixed income segment, the MFS Limited Maturity Fund, MFS Inflation-Adjusted Bond Fund and MFS Global Bond Fund weakened relative performance. A shorter relative duration stance drove the underperformance of the MFS Limited Maturity Fund, while the MFS Global Bond Fund was negatively impacted by a stronger US dollar during the reporting period.

Within US stock funds, the fund’s exposure to the MFS Blended Research Mid Cap Equity Fund held back relative results. During the reporting period, the fund’s investments in growth funds generally outperformed but were offset by the fund’s investments in value strategies, which underperformed the broader market. From a market capitalization perspective, large capitalization equities generally outperformed small capitalization stocks, meaning that allocations down the capitalization spectrum were generally a detractor from performance. Fundamental underlying funds have generally outperformed their respective indices, while Blended Research portfolios have lagged due to a quantitative discipline that favors cheaper stocks in a market where investors are paying up for growth.

The fund’s allocation to international stock funds positively impacted relative performance. Here, both the MFS International Value Fund and MFS International Growth Fund helped relative returns. Conversely, the MFS Blended Research International Equity Fund held back relative performance during the reporting period.

MFS Lifetime 2020 Fund

Summary of Results

For the twelve months ended April 30, 2019, Class A shares of the MFS Lifetime 2020 Fund (fund) provided a total return of 5.30%, at net asset value. This compares with a return of 13.49% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2020 Fund Blended Index (Blended Index), generated a return of 6.64%. The Blended

Management Review – continued

Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, on an absolute basis, equity markets generally outperformed fixed income markets. However, on a relative basis, the fund’s allocation to both the fixed income segment and US equity segment negatively impacted relative performance during the reporting period.

Within the fund’s allocation to the fixed income segment, the MFS Inflation-Adjusted Bond Fund, MFS Limited Maturity Fund and MFS Global Bond Fund weakened relative performance. A shorter relative duration stance drove the underperformance of the MFS Limited Maturity Fund, while the MFS Global Bond Fund was negatively impacted by a stronger US dollar during the reporting period.

Within US stock funds, the fund’s exposure to the MFS Blended Research Mid Cap Equity Fund held back relative results. During the reporting period, the fund’s investments in growth funds generally outperformed but were offset by the fund’s investments in value strategies, which underperformed the broader market. From a market capitalization perspective, large capitalization equities generally outperformed small capitalization stocks, meaning that allocations down the capitalization spectrum were generally a detractor from performance. Fundamental underlying funds have generally outperformed their respective indices, while Blended Research portfolios have lagged due to a quantitative discipline that favors cheaper stocks in a market where investors are paying up for growth.

The fund’s allocation to specialty funds, overall, positively impacted performance. Within the specialty funds segment, the MFS Global Real Estate Fund supported performance and outweighed the negative impact from its investments in the MFS Commodity Strategy Fund.

Within the international stock fund segment, the MFS International Value Fund and MFS International Growth Fund helped relative returns. Conversely, the fund’s investments in the MFS Blended Research International Equity Fund held back relative performance during the reporting period.

MFS Lifetime 2025 Fund

Summary of Results

For the twelve months ended April 30, 2019, Class A shares of the MFS Lifetime 2025 Fund (fund) provided a total return of 5.70%, at net asset value. This compares with a return of 13.49% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2025 Fund Blended Index (Blended Index), generated a return of 7.08%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, on an absolute basis, equity markets generally outperformed fixed income markets. However, on a relative basis, the fund’s allocation to both the fixed income segment and US equity segment negatively impacted relative performance during the reporting period.

Within the fund’s allocation to the fixed income segment, the MFS Inflation-Adjusted Bond Fund, MFS Global Bond Fund and MFS Emerging Markets Debt Local Currency Fund weakened relative performance. The MFS Global Bond Fund and MFS Emerging Markets Debt Local Currency Fund were negatively impacted by a stronger US dollar during the reporting period.

Within US stock funds, the fund’s exposure to the MFS Blended Research Mid Cap Equity Fund held back relative results. During the reporting period, the fund’s investments in growth funds generally outperformed but were offset by the fund’s investments in value strategies, which underperformed the broader market. From a market capitalization perspective, large capitalization equities generally outperformed small capitalization stocks, meaning that allocations down the capitalization spectrum were generally a detractor from performance. Fundamental underlying funds have generally outperformed their respective indices, while Blended Research portfolios have lagged due to a quantitative discipline that favors cheaper stocks in a market where investors are paying up for growth.

The fund’s allocation to international stock funds positively impacted relative performance. Within the international stock fund segment, the MFS International Value Fund and MFS International Growth Fund helped relative returns. Conversely, the MFS Blended Research International Equity Fund held back relative performance during the reporting period.

The fund’s allocation to specialty funds, overall, positively impacted performance. Within the specialty funds segment, the MFS Global Real Estate Fund supported performance and outweighed the negative impact from its investments in the MFS Commodity Strategy Fund.

Management Review – continued

MFS Lifetime 2030 Fund

Summary of Results

For the twelve months ended April 30, 2019, Class A shares of the MFS Lifetime 2030 Fund (fund) provided a total return of 6.24%, at net asset value. This compares with a return of 13.49% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2030 Fund Blended Index (Blended Index), generated a return of 7.42%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, on an absolute basis, equity markets generally outperformed fixed income markets. However, on a relative basis, the fund’s allocation to both the US equity segment and fixed income segment negatively impacted relative performance during the reporting period.

Within US stock funds, exposure to the MFS Blended Research Mid Cap Equity Fund held back relative results. During the reporting period, the fund’s investments in growth funds generally outperformed but were offset by the fund’s investments in value strategies, which underperformed the broader market. From a market capitalization perspective, large capitalization equities generally outperformed small capitalization stocks, meaning that allocations down the capitalization spectrum were generally a detractor from performance. Fundamental underlying funds have generally outperformed their respective indices, while Blended Research portfolios have lagged due to a quantitative discipline that favors cheaper stocks in a market where investors are paying up for growth.

Within the fund’s allocation to the fixed income segment, the MFS Emerging Markets Debt Local Currency Fund, MFS Inflation-Adjusted Bond Fund and MFS Global Bond Fund weakened relative performance. The MFS Global Bond Fund and MFS Emerging Markets Debt Local Currency Fund were negatively impacted by a stronger US dollar during the reporting period.

The fund’s allocation to international stock funds positively impacted relative performance. Within the international stock fund segment, the MFS International Value Fund and MFS International Growth Fund helped relative returns. Conversely, the MFS Blended Research International Equity Fund held back relative performance during the reporting period.

The fund’s allocation to specialty funds, overall, positively impacted performance. Within the specialty funds segment, the MFS Global Real Estate Fund supported performance and outweighed the negative impact from its investments in the MFS Commodity Strategy Fund.

MFS Lifetime 2035 Fund

Summary of Results

For the twelve months ended April 30, 2019, Class A shares of the MFS Lifetime 2035 Fund (fund) provided a total return of 6.50%, at net asset value. This compares with a return of 13.49% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2035 Fund Blended Index (Blended Index), generated a return of 7.40%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, on an absolute basis, equity markets generally outperformed fixed income markets. However, on a relative basis, the fund’s allocation to both the US equity segment and fixed income segment negatively impacted relative performance during the reporting period.

Within US stock funds, exposure to the MFS Blended Research Mid Cap Equity Fund held back relative results. During the reporting period, the fund’s investments in growth funds generally outperformed but were offset by the fund’s investments in value strategies, which underperformed the broader market. From a market capitalization perspective, large capitalization equities generally outperformed small capitalization stocks, meaning that allocations down the capitalization spectrum were generally a detractor from performance. Fundamental underlying funds have generally outperformed their respective indices, while Blended Research portfolios have lagged due to a quantitative discipline that favors cheaper stocks in a market where investors are paying up for growth.

Within the fund’s allocation to the fixed income segment, the MFS Emerging Markets Debt Local Currency Fund, MFS Inflation-Adjusted Bond Fund and MFS Global Bond Fund weakened relative performance. The MFS Global Bond Fund and MFS Emerging Markets Debt Local Currency Fund were negatively impacted by a stronger US dollar during the reporting period.

The fund’s allocation to international stock funds positively impacted relative performance. Within the international stock fund segment, the MFS International Value Fund and MFS International Growth Fund helped relative returns. Conversely, the MFS Blended Research International Equity Fund held back relative performance during the reporting period.

Management Review – continued

The fund’s allocation to specialty funds, overall, positively impacted performance. Within the specialty funds segment, the MFS Global Real Estate Fund supported performance and outweighed the negative impact from its investments in the MFS Commodity Strategy Fund.

MFS Lifetime 2040 Fund

Summary of Results

For the twelve months ended April 30, 2019, Class A shares of the MFS Lifetime 2040 Fund (fund) provided a total return of 6.45%, at net asset value. This compares with a return of 13.49% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2040 Fund Blended Index (Blended Index), generated a return of 7.14%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, on an absolute basis, equity markets generally outperformed fixed income markets. However, on a relative basis, the fund’s allocation to both the US equity segment and fixed income segment negatively impacted relative performance during the reporting period.

Within US stock funds, exposure to the MFS Blended Research Mid Cap Equity Fund held back relative results. During the reporting period, the fund’s investments in growth funds generally outperformed but were offset by the fund’s investments in value strategies, which underperformed the broader market. From a market capitalization perspective, large capitalization equities generally outperformed small capitalization stocks, meaning that allocations down the capitalization spectrum were generally a detractor from performance. Fundamental underlying funds have generally outperformed their respective indices, while Blended Research portfolios have lagged due to a quantitative discipline that favors cheaper stocks in a market where investors are paying up for growth.

The fund’s allocation to international stock funds positively impacted relative performance. Within the international stock fund segment, the MFS International Value Fund and MFS International Growth Fund helped relative returns. Conversely, the MFS Blended Research International Equity Fund held back relative performance during the reporting period.

The fund’s allocation to specialty funds, overall, positively impacted performance. Within the specialty funds segment, the MFS Global Real Estate Fund supported performance and outweighed the negative impact from its investments in the MFS Commodity Strategy Fund.

MFS Lifetime 2045 Fund

Summary of Results

For the twelve months ended April 30, 2019, Class A shares of the MFS Lifetime 2045 Fund (fund) provided a total return of 6.45%, at net asset value. This compares with a return of 13.49% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2045 Fund Blended Index (Blended Index), generated a return of 7.01%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, on an absolute basis, equity markets generally outperformed fixed income markets. However, on a relative basis, the fund’s allocation to the US equity segment negatively impacted relative performance during the reporting period.

Within US stock funds, exposure to the MFS Blended Research Mid Cap Equity Fund held back relative results. During the reporting period, the fund’s investments in growth funds generally outperformed but were offset by the fund’s investments in value strategies, which underperformed the broader market. From a market capitalization perspective, large capitalization equities generally outperformed small capitalization stocks, meaning that allocations down the capitalization spectrum were generally a detractor from performance. Fundamental underlying funds have generally outperformed their respective indices, while Blended Research portfolios have lagged due to a quantitative discipline that favors cheaper stocks in a market where investors are paying up for growth.

The fund’s allocation to international stock funds positively impacted relative performance. Within the international stock fund segment, the MFS International Value Fund and MFS International Growth Fund helped relative returns. Conversely, the MFS Blended Research International Equity Fund held back relative performance during the reporting period.

The fund’s allocation to specialty funds, overall, positively impacted performance. Within the specialty funds segment, the MFS Global Real Estate Fund supported performance and outweighed the negative impact from its investments in the MFS Commodity Strategy Fund.

Management Review – continued

MFS Lifetime 2050 Fund

Summary of Results

For the twelve months ended April 30, 2019, Class A shares of the MFS Lifetime 2050 Fund (fund) provided a total return of 6.47%, at net asset value. This compares with a return of 13.49% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2050 Fund Blended Index (Blended Index), generated a return of 7.01%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, on an absolute basis, equity markets generally outperformed fixed income markets. However, on a relative basis, the fund’s allocation to the US equity segment negatively impacted relative performance during the reporting period.

Within US stock funds, exposure to the MFS Blended Research Mid Cap Equity Fund held back relative results. During the reporting period, the fund’s investments in growth funds generally outperformed but were offset by the fund’s investments in value strategies, which underperformed the broader market. From a market capitalization perspective, large capitalization equities generally outperformed small capitalization stocks, meaning that allocations down the capitalization spectrum were generally a detractor from performance. Fundamental underlying funds have generally outperformed their respective indices, while Blended Research portfolios have lagged due to a quantitative discipline that favors cheaper stocks in a market where investors are paying up for growth.

The fund’s allocation to international stock funds positively impacted relative performance. Within the international stock fund segment, the MFS International Value Fund and MFS International Growth Fund helped relative returns. Conversely, the MFS Blended Research International Equity Fund held back relative performance during the reporting period.

The fund’s allocation to specialty funds, overall, positively impacted performance. Within the specialty funds segment, the MFS Global Real Estate Fund supported performance and outweighed the negative impact from its investments in the MFS Commodity Strategy Fund.

MFS Lifetime 2055 Fund

Summary of Results

For the twelve months ended April 30, 2019, Class A shares of the MFS Lifetime 2055 Fund (fund) provided a total return of 6.46%, at net asset value. This compares with a return of 13.49% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2055 Fund Blended Index (Blended Index), generated a return of 7.01%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, on an absolute basis, equity markets generally outperformed fixed income markets. However, on a relative basis, the fund’s allocation to the US equity segment negatively impacted relative performance during the reporting period.

Within US stock funds, exposure to the MFS Blended Research Mid Cap Equity Fund held back relative results. During the reporting period, the fund’s investments in growth funds generally outperformed but were offset by the fund’s investments in value strategies, which underperformed the broader market. From a market capitalization perspective, large capitalization equities generally outperformed small capitalization stocks, meaning that allocations down the capitalization spectrum were generally a detractor from performance. Fundamental underlying funds have generally outperformed their respective indices, while Blended Research portfolios have lagged due to a quantitative discipline that favors cheaper stocks in a market where investors are paying up for growth.

The fund’s allocation to international stock funds positively impacted relative performance. Within the international stock fund segment, the MFS International Value Fund and MFS International Growth Fund helped relative returns. Conversely, the MFS Blended Research International Equity Fund held back relative performance during the reporting period.

The fund’s allocation to specialty funds, overall, positively impacted performance. Within the specialty funds segment, the MFS Global Real Estate Fund supported performance and outweighed the negative impact from its investments in the MFS Commodity Strategy Fund.

MFS Lifetime 2060 Fund

Summary of Results

For the twelve months ended April 30, 2019, Class A shares of the MFS Lifetime 2060 Fund (fund) provided a total return of 6.47%, at net asset value. This compares with a return of 13.49% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2060 Fund Blended Index (Blended Index), generated a return of 7.01%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to

Management Review – continued

resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, on an absolute basis, equity markets generally outperformed fixed income markets. However, on a relative basis, the fund’s allocation to the US equity segment negatively impacted relative performance during the reporting period.

Within US stock funds, exposure to the MFS Blended Research Mid Cap Equity Fund held back relative results. During the reporting period, the fund’s investments in growth funds generally outperformed but were offset by the fund’s investments in value strategies, which underperformed the broader market. From a market capitalization perspective, large capitalization equities generally outperformed small capitalization stocks, meaning that allocations down the capitalization spectrum were generally a detractor from performance. Fundamental underlying funds have generally outperformed their respective indices, while Blended Research portfolios have lagged due to a quantitative discipline that favors cheaper stocks in a market where investors are paying up for growth.

The fund’s allocation to international stock funds positively impacted relative performance. Within the international stock fund segment, the MFS International Value Fund and MFS International Growth Fund helped relative returns. Conversely, the MFS Blended Research International Equity Fund held back relative performance during the reporting period.

The fund’s allocation to specialty funds, overall, positively impacted performance. Within the specialty funds segment, the MFS Global Real Estate Fund supported performance and outweighed the negative impact from its investments in the MFS Commodity Strategy Fund.

Respectfully,

Portfolio Manager(s)

Joseph Flaherty and Natalie Shapiro

Note to Shareholders: Effective September 1, 2018, Natalie Shapiro became a Portfolio Manager of the Fund.

The views expressed in this report are those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

PERFORMANCE SUMMARY THROUGH 4/30/19

The following charts illustrate a representative class of each fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

MFS Lifetime Income Fund

Growth of a hypothetical $10,000 investment

Average annual total returns through 4/30/19

Without sales charge

Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)

A	9/29/05	5.18%	3.66%	6.37%	N/A

B	9/29/05	4.48%	2.90%	5.58%	N/A

C	9/29/05	4.40%	2.89%	5.58%	N/A

I	9/29/05	5.53%	3.93%	6.64%	N/A

R1	9/29/05	4.48%	2.90%	5.58%	N/A

R2	9/29/05	4.92%	3.40%	6.11%	N/A

R3	9/29/05	5.26%	3.67%	6.39%	N/A

R4	9/29/05	5.44%	3.90%	6.63%	N/A

R6	8/29/16	5.52%	N/A	N/A	4.68%

529A	1/08/15	5.16%	N/A	N/A	3.86%

529B	1/08/15	4.38%	N/A	N/A	3.09%
529C	1/08/15	4.48%	N/A	N/A	3.09%

Performance Summary – continued

Comparative benchmark(s)
	1-yr	5-yr	10-yr	Life (t)

Bloomberg Barclays U.S. Aggregate Bond Index (f)	5.29%	2.57%	3.72%	N/A

MFS Lifetime Income Fund Blended Index (f)(z)	6.50%	4.37%	6.39%	N/A

Bloomberg Commodity Index (f)	(8.03)%	(9.43)%	(2.67)%	N/A

FTSE EPRA/NAREIT Developed Real Estate Index (net div) (f)	9.62%	5.51%	11.74%	N/A

MSCI EAFE Index (net div) (f)	(3.22)%	2.60%	7.95%	N/A
Standard & Poor’s 500 Stock Index (f)	13.49%	11.63%	15.32%	N/A

With sales charge
A With Initial Sales Charge (4.25%)	0.71%	2.76%	5.91%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	0.48%	2.54%	5.58%	N/A
C With CDSC (1% for 12 months) (v)	3.40%	2.89%	5.58%	N/A
529A With Initial Sales Charge (4.25%)	0.69%	N/A	N/A	2.82%
529B With CDSC (Declining over six years from 4% to 0%) (v)	0.38%	N/A	N/A	2.67%
529C With CDSC (1% for 12 months) (v)	3.48%	N/A	N/A	3.09%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)

For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)

(v)	Assuming redemption at the end of the applicable period.
(z)

The weights of the components of the blended benchmark (MFS Lifetime Income Fund Blended Index) (a custom index) are comprised of 71% Bloomberg Barclays U.S. Aggregate Bond Index, 20% Standard & Poor’s 500 Stock Index, 5% MSCI EAFE Index (net div), 2% FTSE EPRA Nareit Developed Real Estate Index (net div), and 2% Bloomberg Commodity Index.

Performance Summary – continued

MFS Lifetime 2020 Fund

Growth of a hypothetical $10,000 investment

Average annual total returns through 4/30/19

Without sales charge

Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)

A	9/29/05	5.30%	4.34%	8.58%	N/A

B	9/29/05	4.49%	3.56%	7.78%	N/A

C	9/29/05	4.50%	3.56%	7.78%	N/A

I	9/29/05	5.54%	4.60%	8.85%	N/A

R1	9/29/05	4.51%	3.56%	7.78%	N/A

R2	9/29/05	5.04%	4.08%	8.31%	N/A

R3	9/29/05	5.33%	4.32%	8.59%	N/A

R4	9/29/05	5.55%	4.60%	8.86%	N/A
R6	8/29/16	5.62%	N/A	N/A	5.38%

Comparative benchmark(s)

Standard & Poor’s 500 Stock Index (f)		13.49%	11.63%	15.32%	N/A

MFS Lifetime 2020 Fund Blended Index (f)(z)		6.64%	4.86%	8.33%	N/A

Bloomberg Barclays U.S. Aggregate Bond Index (f)		5.29%	2.57%	3.72%	N/A

Bloomberg Commodity Index (f)		(8.03)%	(9.43)%	(2.67)%	N/A

FTSE EPRA/NAREIT Developed Real Estate Index (net div) (f)		9.62%	5.51%	11.74%	N/A
MSCI EAFE Index (net div) (f)		(3.22)%	2.60%	7.95%	N/A

With sales charge
A With Initial Sales Charge (5.75%)		(0.75)%	3.11%	7.94%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)		0.49%	3.22%	7.78%	N/A
C With CDSC (1% for 12 months) (v)		3.51%	3.56%	7.78%	N/A

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)

For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)

Performance Summary – continued

(v)	Assuming redemption at the end of the applicable period.
(z)

The weights of the components of the blended benchmark (MFS Lifetime 2020 Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/19	4/30/18

Bloomberg Barclays U.S. Aggregate Bond Index	67.70%	65.50%

Standard & Poor’s 500 Stock Index	22.40%	24.00%

MSCI EAFE Index (net div)	5.90%	6.50%

Bloomberg Commodity Index	2.00%	2.00%
FTSE EPRA/NAREIT Developed Real Estate Index (net div)	2.00%	2.00%

Performance Summary – continued

MFS Lifetime 2025 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/19

Without sales charge

Share Class	Class Inception Date	1-yr	5-yr	Life (t)

A	11/02/12	5.70%	5.37%	7.23%

B	11/02/12	4.96%	4.56%	6.41%

C	11/02/12	4.94%	4.57%	6.41%

I	11/02/12	6.05%	5.63%	7.49%

R1	11/02/12	4.97%	4.58%	6.42%

R2	11/02/12	5.48%	5.09%	6.94%

R3	11/02/12	5.75%	5.36%	7.21%

R4	11/02/12	6.06%	5.63%	7.48%
R6	8/29/16	6.21%	N/A	7.04%

Comparative benchmark(s)

Standard & Poor’s 500 Stock Index (f)		13.49%	11.63%	14.15%

MFS Lifetime 2025 Fund Blended Index (f)(z)		7.08%	5.69%	7.53%

Bloomberg Barclays U.S. Aggregate Bond Index (f)		5.29%	2.57%	2.10%

Bloomberg Commodity Index (f)		(8.03)%	(9.43)%	(7.86)%

FTSE EPRA/NAREIT Developed Real Estate Index (net div) (f)		9.62%	5.51%	6.57%
MSCI EAFE Index (net div) (f)		(3.22)%	2.60%	6.41%

With sales charge
A With Initial Sales Charge (5.75%)		(0.37)%	4.13%	6.26%
B With CDSC (Declining over six years from 4% to 0%) (v)		0.96%	4.22%	6.41%
C With CDSC (1% for 12 months) (v)		3.94%	4.57%	6.41%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)

For the period from the class inception date through the stated period end. The comparative benchmark performance information provided for the “life” period is from the inception date of the Class A shares. (See Notes to Performance Summary.)

Performance Summary – continued

(v)	Assuming redemption at the end of the applicable period.
(z)

The weights of the components of the blended benchmark (MFS Lifetime 2025 Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/19	4/30/18

Bloomberg Barclays U.S. Aggregate Bond Index	54.00%	50.00%

Standard & Poor’s 500 Stock Index	31.90%	34.50%

MSCI EAFE Index (net div)	9.50%	10.50%

Bloomberg Commodity Index	2.30%	2.50%
FTSE EPRA/NAREIT Developed Real Estate Index (net div)	2.30%	2.50%

Performance Summary – continued

MFS Lifetime 2030 Fund

Growth of a hypothetical $10,000 investment

Average annual total returns through 4/30/19

Without sales charge

Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)

A	9/29/05	6.24%	6.54%	11.34%	N/A

B	9/29/05	5.44%	5.74%	10.50%	N/A

C	9/29/05	5.46%	5.73%	10.49%	N/A

I	9/29/05	6.50%	6.74%	11.57%	N/A

R1	9/29/05	5.42%	5.72%	10.50%	N/A

R2	9/29/05	6.00%	6.26%	11.05%	N/A

R3	9/29/05	6.21%	6.53%	11.32%	N/A

R4	9/29/05	6.56%	6.79%	11.60%	N/A
R6	8/29/16	6.71%	N/A	N/A	9.06%

Comparative benchmark(s)

Standard & Poor’s 500 Stock Index (f)		13.49%	11.63%	15.32%	N/A

MFS Lifetime 2030 Fund Blended Index (f)(z)		7.42%	6.60%	10.91%	N/A

Bloomberg Barclays U.S. Aggregate Bond Index (f)		5.29%	2.57%	3.72%	N/A

Bloomberg Commodity Index (f)		(8.03)%	(9.43)%	(2.67)%	N/A

FTSE EPRA/NAREIT Developed Real Estate Index (net div) (f)		9.62%	5.51%	11.74%	N/A
MSCI EAFE Index (net div) (f)		(3.22)%	2.60%	7.95%	N/A

With sales charge
A With Initial Sales Charge (5.75%)		0.13%	5.29%	10.68%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)		1.44%	5.41%	10.50%	N/A
C With CDSC (1% for 12 months) (v)		4.46%	5.73%	10.49%	N/A

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)

For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)

Performance Summary – continued

(v)	Assuming redemption at the end of the applicable period.
(z)

The weights of the components of the blended benchmark (MFS Lifetime 2030 Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/19	4/30/18

Standard & Poor’s 500 Stock Index	44.30%	46.50%

Bloomberg Barclays U.S. Aggregate Bond Index	34.00%	30.00%

MSCI EAFE Index (net div)	15.10%	16.50%

Bloomberg Commodity Index	3.30%	3.50%
FTSE EPRA/NAREIT Developed Real Estate Index (net div)	3.30%	3.50%

Performance Summary – continued

MFS Lifetime 2035 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/19

Without sales charge

Share Class	Class Inception Date	1-yr	5-yr	Life (t)

A	11/02/12	6.50%	7.16%	9.44%

B	11/02/12	5.71%	6.36%	8.63%

C	11/02/12	5.69%	6.36%	8.64%

I	11/02/12	6.76%	7.38%	9.68%

R1	11/02/12	5.72%	6.36%	8.63%

R2	11/02/12	6.23%	6.89%	9.18%

R3	11/02/12	6.46%	7.15%	9.45%

R4	11/02/12	6.80%	7.43%	9.72%
R6	8/29/16	6.90%	N/A	10.13%

Comparative benchmark(s)

Standard & Poor’s 500 Stock Index (f)		13.49%	11.63%	14.15%

MFS Lifetime 2035 Fund Blended Index (f)(z)		7.40%	7.02%	9.52%

Bloomberg Barclays U.S. Aggregate Bond Index (f)		5.29%	2.57%	2.10%

Bloomberg Commodity Index (f)		(8.03)%	(9.43)%	(7.86)%

FTSE EPRA/NAREIT Developed Real Estate Index (net div) (f)		9.62%	5.51%	6.57%
MSCI EAFE Index (net div) (f)		(3.22)%	2.60%	6.41%

With sales charge
A With Initial Sales Charge (5.75%)		0.37%	5.90%	8.45%
B With CDSC (Declining over six years from 4% to 0%) (v)		1.71%	6.04%	8.63%
C With CDSC (1% for 12 months) (v)		4.69%	6.36%	8.64%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)

For the period from the class inception date through the stated period end. The comparative benchmark performance information provided for the “life” period is from the inception date of the Class A shares. (See Notes to Performance Summary.)

Performance Summary – continued

(v)	Assuming redemption at the end of the applicable period.
(z)

The weights of the components of the blended benchmark (MFS Lifetime 2035 Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/19	4/30/18

Standard & Poor’s 500 Stock Index	52.75%	53.25%

MSCI EAFE Index (net div)	21.20%	22.00%

Bloomberg Barclays U.S. Aggregate Bond Index	17.75%	16.25%

Bloomberg Commodity Index	4.15%	4.25%
FTSE EPRA/NAREIT Developed Real Estate Index (net div)	4.15%	4.25%

Performance Summary – continued

MFS Lifetime 2040 Fund

Growth of a hypothetical $10,000 investment

Average annual total returns through 4/30/19

Without sales charge

Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)

A	9/29/05	6.45%	7.47%	12.16%	N/A

B	9/29/05	5.66%	6.66%	11.32%	N/A

C	9/29/05	5.65%	6.67%	11.31%	N/A

I	9/29/05	6.75%	7.69%	12.41%	N/A

R1	9/29/05	5.71%	6.66%	11.32%	N/A

R2	9/29/05	6.23%	7.20%	11.87%	N/A

R3	9/29/05	6.45%	7.46%	12.15%	N/A

R4	9/29/05	6.73%	7.74%	12.43%	N/A
R6	8/29/16	6.89%	N/A	N/A	10.69%

Comparative benchmark(s)

Standard & Poor’s 500 Stock Index (f)		13.49%	11.63%	15.32%	N/A

MFS Lifetime 2040 Fund Blended Index (f)(z)		7.14%	7.19%	11.68%	N/A

Bloomberg Barclays U.S. Aggregate Bond Index (f)		5.29%	2.57%	3.72%	N/A

Bloomberg Commodity Index (f)		(8.03)%	(9.43)%	(2.67)%	N/A

FTSE EPRA/NAREIT Developed Real Estate Index (net div) (f)		9.62%	5.51%	11.74%	N/A
MSCI EAFE Index (net div) (f)		(3.22)%	2.60%	7.95%	N/A

With sales charge
A With Initial Sales Charge (5.75%)		0.33%	6.21%	11.50%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)		1.66%	6.35%	11.32%	N/A
C With CDSC (1% for 12 months) (v)		4.65%	6.67%	11.31%	N/A

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)

For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)

Performance Summary – continued

(v)	Assuming redemption at the end of the applicable period.
(z)

The weights of the components of the blended benchmark (MFS Lifetime 2040 Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/19	4/30/18

Standard & Poor’s 500 Stock Index	55.25%	55.75%

MSCI EAFE Index (net div)	25.20%	26.00%

Bloomberg Barclays U.S. Aggregate Bond Index	10.25%	8.75%

Bloomberg Commodity Index	4.65%	4.75%
FTSE EPRA/NAREIT Developed Real Estate Index (net div)	4.65%	4.75%

Performance Summary – continued

MFS Lifetime 2045 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/19

Without sales charge

Share Class	Class Inception Date	1-yr	5-yr	Life (t)

A	11/02/12	6.45%	7.55%	9.92%

B	11/02/12	5.71%	6.77%	9.08%

C	11/02/12	5.70%	6.75%	9.07%

I	11/02/12	6.75%	7.86%	10.20%

R1	11/02/12	5.70%	6.75%	9.08%

R2	11/02/12	6.15%	7.29%	9.62%

R3	11/02/12	6.49%	7.56%	9.91%

R4	11/02/12	6.73%	7.82%	10.17%
R6	8/29/16	6.91%	N/A	10.85%

Comparative benchmark(s)

Standard & Poor’s 500 Stock Index (f)		13.49%	11.63%	14.15%

MFS Lifetime 2045 Fund Blended Index (f)(z)		7.01%	7.29%	9.90%

Bloomberg Barclays U.S. Aggregate Bond Index (f)		5.29%	2.57%	2.10%

Bloomberg Commodity Index (f)		(8.03)%	(9.43)%	(7.86)%

FTSE EPRA/NAREIT Developed Real Estate Index (net div) (f)		9.62%	5.51%	6.57%
MSCI EAFE Index (net div) (f)		(3.22)%	2.60%	6.41%

With sales charge
A With Initial Sales Charge (5.75%)		0.33%	6.29%	8.92%
B With CDSC (Declining over six years from 4% to 0%) (v)		1.71%	6.46%	9.08%
C With CDSC (1% for 12 months) (v)		4.70%	6.75%	9.07%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)

For the period from the class inception date through the stated period end. The comparative benchmark performance information provided for the “life” period is from the inception date of the Class A shares. (See Notes to Performance Summary.)

Performance Summary – continued

(v)	Assuming redemption at the end of the applicable period.
(z)

The weights of the components of the blended benchmark (MFS Lifetime 2045 Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/19	4/30/18

Standard & Poor’s 500 Stock Index	57.00%	57.00%

MSCI EAFE Index (net div)	28.00%	28.00%

Bloomberg Barclays U.S. Aggregate Bond Index	5.00%	5.00%

Bloomberg Commodity Index	5.00%	5.00%
FTSE EPRA/NAREIT Developed Real Estate Index (net div)	5.00%	5.00%

Performance Summary – continued

MFS Lifetime 2050 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/19

Without sales charge

Share Class	Class Inception Date	1-yr	5-yr	Life (t)

A	9/15/10	6.47%	7.56%	10.08%

B	9/15/10	5.67%	6.76%	9.26%

C	9/15/10	5.67%	6.76%	9.26%

I	9/15/10	6.70%	7.83%	10.37%

R1	9/15/10	5.65%	6.76%	9.26%

R2	9/15/10	6.18%	7.29%	9.81%

R3	9/15/10	6.48%	7.56%	10.09%

R4	9/15/10	6.71%	7.83%	10.35%
R6	8/29/16	6.89%	N/A	10.83%

Comparative benchmark(s)

Standard & Poor’s 500 Stock Index (f)		13.49%	11.63%	14.20%

MFS Lifetime 2050 Fund Blended Index (f)(z)		7.01%	7.29%	9.92%

Bloomberg Barclays U.S. Aggregate Bond Index (f)		5.29%	2.57%	2.84%

Bloomberg Commodity Index (f)		(8.03)%	(9.43)%	(5.56)%

FTSE EPRA/NAREIT Developed Real Estate Index (net div) (f)		9.62%	5.51%	7.58%
MSCI EAFE Index (net div) (f)		(3.22)%	2.60%	5.58%

With sales charge
A With Initial Sales Charge (5.75%)		0.35%	6.29%	9.33%
B With CDSC (Declining over six years from 4% to 0%) (v)		1.67%	6.45%	9.26%
C With CDSC (1% for 12 months) (v)		4.67%	6.76%	9.26%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)

For the period from the class inception date through the stated period end. The comparative benchmark performance information provided for the “life” period is from the inception date of the Class A shares. (See Notes to Performance Summary.)

Performance Summary – continued

(v)	Assuming redemption at the end of the applicable period.
(z)

The weights of the components of the blended benchmark (MFS Lifetime 2050 Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/19	4/30/18

Standard & Poor’s 500 Stock Index	57.00%	57.00%

MSCI EAFE Index (net div)	28.00%	28.00%

Bloomberg Barclays U.S. Aggregate Bond Index	5.00%	5.00%

Bloomberg Commodity Index	5.00%	5.00%
FTSE EPRA/NAREIT Developed Real Estate Index (net div)	5.00%	5.00%

Performance Summary – continued

MFS Lifetime 2055 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/19

Without sales charge

Share Class	Class Inception Date	1-yr	5-yr	Life (t)

A	11/02/12	6.46%	7.54%	9.90%

B	11/02/12	5.65%	6.75%	9.09%

C	11/02/12	5.63%	6.74%	9.08%

I	11/02/12	6.74%	7.72%	10.11%

R1	11/02/12	5.65%	6.73%	9.07%

R2	11/02/12	6.19%	7.27%	9.62%

R3	11/02/12	6.46%	7.55%	9.91%

R4	11/02/12	6.71%	7.82%	10.18%
R6	8/29/16	6.88%	N/A	10.81%

Comparative benchmark(s)

Standard & Poor’s 500 Stock Index (f)		13.49%	11.63%	14.15%

MFS Lifetime 2055 Fund Blended Index (f)(z)		7.01%	7.29%	9.90%

Bloomberg Barclays U.S. Aggregate Bond Index (f)		5.29%	2.57%	2.10%

Bloomberg Commodity Index (f)		(8.03)%	(9.43)%	(7.86)%

FTSE EPRA/NAREIT Developed Real Estate Index (net div) (f)		9.62%	5.51%	6.57%
MSCI EAFE Index (net div) (f)		(3.22)%	2.60%	6.41%

With sales charge
A With Initial Sales Charge (5.75%)		0.33%	6.27%	8.90%
B With CDSC (Declining over six years from 4% to 0%) (v)		1.65%	6.44%	9.09%
C With CDSC (1% for 12 months) (v)		4.63%	6.74%	9.08%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)

For the period from the class inception date through the stated period end. The comparative benchmark performance information provided for the “life” period is from the inception date of the Class A shares. (See Notes to Performance Summary.)

Performance Summary – continued

(v)	Assuming redemption at the end of the applicable period.
(z)

The weights of the components of the blended benchmark (MFS Lifetime 2055 Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/19	4/30/18

Standard & Poor’s 500 Stock Index	57.00%	57.00%

MSCI EAFE Index (net div)	28.00%	28.00%

Bloomberg Barclays U.S. Aggregate Bond Index	5.00%	5.00%

Bloomberg Commodity Index	5.00%	5.00%
FTSE EPRA/NAREIT Developed Real Estate Index (net div)	5.00%	5.00%

Performance Summary – continued

MFS Lifetime 2060 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/19

Without sales charge

Share Class	Class Inception Date	1-yr	Life (t)

A	12/06/16	6.47%	11.80%

B	12/06/16	5.78%	11.01%

C	12/06/16	5.75%	11.00%

I	12/06/16	6.76%	12.11%

R1	12/06/16	5.69%	10.98%

R2	12/06/16	6.29%	11.55%

R3	12/06/16	6.48%	11.81%

R4	12/06/16	6.72%	12.09%
R6	12/06/16	6.95%	12.19%

Comparative benchmark(s)

Standard & Poor’s 500 Stock Index (f)		13.49%	15.08%

MFS Lifetime 2060 Fund Blended Index (f)(z)		7.01%	11.84%

Bloomberg Barclays U.S. Aggregate Bond Index (f)		5.29%	2.80%

Bloomberg Commodity Index (f)		(8.03)%	(2.24)%

FTSE EPRA/NAREIT Developed Real Estate Index (net div) (f)		9.62%	8.46%
MSCI EAFE Index (net div) (f)		(3.22)%	9.91%

With sales charge
A With Initial Sales Charge (5.75%)		0.35%	9.07%
B With CDSC (Declining over six years from 4% to 0%) (v)		1.78%	9.92%
C With CDSC (1% for 12 months) (v)		4.75%	11.00%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)

Performance Summary – continued

(v)	Assuming redemption at the end of the applicable period.
(z)

The weights of the components of the blended benchmark (MFS Lifetime 2060 Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period

	4/30/19	4/30/18

Standard & Poor’s 500 Stock Index	57.00%	57.00%

MSCI EAFE Index (net div)	28.00%	28.00%

Bloomberg Barclays U.S. Aggregate Bond Index	5.00%	5.00%

Bloomberg Commodity Index	5.00%	5.00%
FTSE EPRA/NAREIT Developed Real Estate Index (net div)	5.00%	5.00%

Benchmark Definition(s)

Bloomberg Barclays U.S. Aggregate Bond Index – a market capitalization-weighted index that measures the performance of the U.S. investment-grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with at least one year to final maturity.

Bloomberg Commodity Index – a highly liquid and diversified benchmark for the commodity futures market. The index tracks trades on futures contracts for physical commodities, such as energy (petroleum, gas), precious metals (gold, silver), industrial metals (zinc, copper), grains (corn, wheat), livestock (pork bellies), among others, and are traded in a variety of currencies.

FTSE EPRA/NAREIT Developed Real Estate Index (net div) – measures the performance of eligible real estate equities worldwide that generate a majority of their revenue and income through the ownership, disposure and development of income-producing real estate.

MSCI EAFE (Europe, Australasia, Far East) Index (net div) – a market capitalization-weighted index that is designed to measure equity market performance in the developed markets, excluding the U.S. and Canada.

Standard & Poor’s 500 Stock Index – a market capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

It is not possible to invest directly in an index.

Notes to Performance Summary

Class 529 shares, which currently are only offered by the MFS Lifetime Income Fund, are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the fund’s share classes may have different inception dates, the life returns may represent different time periods and may not be comparable. As a result, no comparative benchmark performance information is provided for life periods, for certain classes for certain funds.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers each fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

From time to time the funds may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, November 1, 2018 through April 30, 2019

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by each fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2018 through April 30, 2019.

Actual Expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME INCOME FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/18	Ending Account Value 4/30/19	Expenses Paid During Period (p) 11/01/18-4/30/19
A	Actual	0.23%	$1,000.00	$1,061.51	$1.18
	Hypothetical (h)	0.23%	$1,000.00	$1,023.65	$1.15
B	Actual	0.98%	$1,000.00	$1,058.42	$5.00
	Hypothetical (h)	0.98%	$1,000.00	$1,019.93	$4.91
C	Actual	0.98%	$1,000.00	$1,057.58	$5.00
	Hypothetical (h)	0.98%	$1,000.00	$1,019.93	$4.91
I	Actual	0.00%	$1,000.00	$1,063.68	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	0.98%	$1,000.00	$1,058.38	$5.00
	Hypothetical (h)	0.98%	$1,000.00	$1,019.93	$4.91
R2	Actual	0.48%	$1,000.00	$1,060.16	$2.45
	Hypothetical (h)	0.48%	$1,000.00	$1,022.41	$2.41
R3	Actual	0.23%	$1,000.00	$1,062.36	$1.18
	Hypothetical (h)	0.23%	$1,000.00	$1,023.65	$1.15
R4	Actual	0.00%	$1,000.00	$1,062.82	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$1,063.10	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
529A	Actual	0.26%	$1,000.00	$1,061.55	$1.33
	Hypothetical (h)	0.26%	$1,000.00	$1,023.51	$1.30
529B	Actual	1.02%	$1,000.00	$1,057.61	$5.20
	Hypothetical (h)	1.02%	$1,000.00	$1,019.74	$5.11
529C	Actual	1.02%	$1,000.00	$1,057.60	$5.20
	Hypothetical (h)	1.02%	$1,000.00	$1,019.74	$5.11

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime Income Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A, Class 529B, and Class 529C shares, this rebate reduced the expense ratios above by 0.02%, 0.01%, and 0.01%, respectively. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2020 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/18	Ending Account Value 4/30/19	Expenses Paid During Period (p) 11/01/18-4/30/19
A	Actual	0.22%	$1,000.00	$1,064.49	$1.13
	Hypothetical (h)	0.22%	$1,000.00	$1,023.70	$1.10
B	Actual	0.98%	$1,000.00	$1,060.50	$5.01
	Hypothetical (h)	0.98%	$1,000.00	$1,019.93	$4.91
C	Actual	0.98%	$1,000.00	$1,060.01	$5.01
	Hypothetical (h)	0.98%	$1,000.00	$1,019.93	$4.91
I	Actual	0.00%	$1,000.00	$1,065.17	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	0.98%	$1,000.00	$1,060.66	$5.01
	Hypothetical (h)	0.98%	$1,000.00	$1,019.93	$4.91
R2	Actual	0.48%	$1,000.00	$1,062.72	$2.45
	Hypothetical (h)	0.48%	$1,000.00	$1,022.41	$2.41
R3	Actual	0.23%	$1,000.00	$1,063.92	$1.18
	Hypothetical (h)	0.23%	$1,000.00	$1,023.65	$1.15
R4	Actual	0.00%	$1,000.00	$1,065.30	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$1,065.97	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2025 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/18	Ending Account Value 4/30/19	Expenses Paid During Period (p) 11/01/18-4/30/19
A	Actual	0.21%	$1,000.00	$1,072.93	$1.08
	Hypothetical (h)	0.21%	$1,000.00	$1,023.75	$1.05
B	Actual	0.97%	$1,000.00	$1,068.96	$4.98
	Hypothetical (h)	0.97%	$1,000.00	$1,019.98	$4.86
C	Actual	0.98%	$1,000.00	$1,068.78	$5.03
	Hypothetical (h)	0.98%	$1,000.00	$1,019.93	$4.91
I	Actual	0.00%	$1,000.00	$1,074.65	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	0.98%	$1,000.00	$1,069.80	$5.03
	Hypothetical (h)	0.98%	$1,000.00	$1,019.93	$4.91
R2	Actual	0.48%	$1,000.00	$1,071.58	$2.47
	Hypothetical (h)	0.48%	$1,000.00	$1,022.41	$2.41
R3	Actual	0.23%	$1,000.00	$1,073.41	$1.18
	Hypothetical (h)	0.23%	$1,000.00	$1,023.65	$1.15
R4	Actual	0.00%	$1,000.00	$1,074.75	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$1,075.42	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime 2025 Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A and Class B shares, this rebate reduced the expense ratios above by 0.02% and 0.01%, respectively. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2030 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/18	Ending Account Value 4/30/19	Expenses Paid During Period (p) 11/01/18-4/30/19
A	Actual	0.24%	$1,000.00	$1,084.12	$1.24
	Hypothetical (h)	0.24%	$1,000.00	$1,023.60	$1.20
B	Actual	0.99%	$1,000.00	$1,079.91	$5.11
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
C	Actual	0.99%	$1,000.00	$1,079.52	$5.10
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
I	Actual	0.00%	$1,000.00	$1,085.25	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	0.99%	$1,000.00	$1,079.58	$5.10
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
R2	Actual	0.49%	$1,000.00	$1,082.60	$2.53
	Hypothetical (h)	0.49%	$1,000.00	$1,022.36	$2.46
R3	Actual	0.24%	$1,000.00	$1,083.90	$1.24
	Hypothetical (h)	0.24%	$1,000.00	$1,023.60	$1.20
R4	Actual	0.00%	$1,000.00	$1,085.85	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$1,086.64	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2035 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/18	Ending Account Value 4/30/19	Expenses Paid During Period (p) 11/01/18-4/30/19
A	Actual	0.24%	$1,000.00	$1,091.12	$1.24
	Hypothetical (h)	0.24%	$1,000.00	$1,023.60	$1.20
B	Actual	0.99%	$1,000.00	$1,087.11	$5.12
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
C	Actual	0.99%	$1,000.00	$1,087.73	$5.12
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
I	Actual	0.00%	$1,000.00	$1,092.99	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	0.99%	$1,000.00	$1,087.17	$5.12
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
R2	Actual	0.49%	$1,000.00	$1,090.05	$2.54
	Hypothetical (h)	0.49%	$1,000.00	$1,022.36	$2.46
R3	Actual	0.24%	$1,000.00	$1,091.45	$1.24
	Hypothetical (h)	0.24%	$1,000.00	$1,023.60	$1.20
R4	Actual	0.00%	$1,000.00	$1,092.61	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$1,093.52	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime 2035 Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A and Class C shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2040 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/18	Ending Account Value 4/30/19	Expenses Paid During Period (p) 11/01/18-4/30/19
A	Actual	0.23%	$1,000.00	$1,093.16	$1.19
	Hypothetical (h)	0.23%	$1,000.00	$1,023.65	$1.15
B	Actual	0.99%	$1,000.00	$1,089.50	$5.13
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
C	Actual	0.99%	$1,000.00	$1,089.85	$5.13
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
I	Actual	0.00%	$1,000.00	$1,094.78	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	0.99%	$1,000.00	$1,090.16	$5.13
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
R2	Actual	0.49%	$1,000.00	$1,092.55	$2.54
	Hypothetical (h)	0.49%	$1,000.00	$1,022.36	$2.46
R3	Actual	0.24%	$1,000.00	$1,093.20	$1.25
	Hypothetical (h)	0.24%	$1,000.00	$1,023.60	$1.20
R4	Actual	0.00%	$1,000.00	$1,095.19	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$1,096.14	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime 2040 Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2045 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/18	Ending Account Value 4/30/19	Expenses Paid During Period (p) 11/01/18-4/30/19
A	Actual	0.25%	$1,000.00	$1,094.89	$1.30
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$1,091.24	$5.19
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	0.99%	$1,000.00	$1,091.30	$5.13
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
I	Actual	0.00%	$1,000.00	$1,097.04	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,091.09	$5.18
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,094.20	$2.60
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,096.03	$1.30
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,096.94	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$1,097.97	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime 2045 Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class C shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2050 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/18	Ending Account Value 4/30/19	Expenses Paid During Period (p) 11/01/18-4/30/19
A	Actual	0.25%	$1,000.00	$1,095.20	$1.30
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$1,091.09	$5.18
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,091.33	$5.19
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,096.35	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,091.09	$5.18
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,093.86	$2.60
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,095.55	$1.30
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,096.51	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$1,097.09	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2055 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/18	Ending Account Value 4/30/19	Expenses Paid During Period (p) 11/01/18-4/30/19
A	Actual	0.25%	$1,000.00	$1,095.04	$1.30
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$1,091.20	$5.19
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,091.31	$5.19
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,096.49	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,090.64	$5.18
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,093.95	$2.60
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,095.11	$1.30
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,096.73	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$1,097.08	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2060 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/18	Ending Account Value 4/30/19	Expenses Paid During Period (p) 11/01/18-4/30/19
A	Actual	0.21%	$1,000.00	$1,095.21	$1.09
	Hypothetical (h)	0.21%	$1,000.00	$1,023.75	$1.05
B	Actual	0.96%	$1,000.00	$1,091.99	$4.98
	Hypothetical (h)	0.96%	$1,000.00	$1,020.03	$4.81
C	Actual	0.96%	$1,000.00	$1,091.74	$4.98
	Hypothetical (h)	0.96%	$1,000.00	$1,020.03	$4.81
I	Actual	0.00%	$1,000.00	$1,097.18	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	0.96%	$1,000.00	$1,090.99	$4.98
	Hypothetical (h)	0.96%	$1,000.00	$1,020.03	$4.81
R2	Actual	0.46%	$1,000.00	$1,094.30	$2.39
	Hypothetical (h)	0.46%	$1,000.00	$1,022.51	$2.31
R3	Actual	0.21%	$1,000.00	$1,095.32	$1.09
	Hypothetical (h)	0.21%	$1,000.00	$1,023.75	$1.05
R4	Actual	0.00%	$1,000.00	$1,096.77	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$1,098.15	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

4/30/19

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

MFS LIFETIME INCOME FUND

Investment Companies (h) - 99.9%

Issuer	Shares/Par	Value ($)
Bond Funds - 70.9%
MFS Emerging Markets Debt Fund - Class R6	803,212	$11,485,934
MFS Emerging Markets Debt Local Currency Fund - Class R6	876,548	5,750,151
MFS Global Bond Fund - Class R6	3,278,869	28,690,105
MFS Government Securities Fund - Class R6	5,923,856	57,342,926
MFS High Income Fund - Class R6	5,103,594	17,250,148
MFS Inflation-Adjusted Bond Fund - Class R6	5,636,182	57,319,971
MFS Limited Maturity Fund - Class R6	19,287,344	114,759,694
MFS Total Return Bond Fund - Class R6	10,802,903	114,726,834
		$407,325,763
International Stock Funds - 5.0%
MFS Blended Research International Equity Fund - Class R6	1,324,398	$14,329,986
MFS International Growth Fund - Class R6	83,305	2,869,019
MFS International Value Fund - Class R6	65,509	2,873,250
MFS Research International Fund - Class R6	477,661	8,607,451
		$28,679,706
Specialty Funds - 4.0%
MFS Commodity Strategy Fund - Class R6	2,105,001	$11,430,155
MFS Global Real Estate Fund - Class R6	682,508	11,486,614
		$22,916,769
U.S. Stock Funds - 19.9%
MFS Blended Research Core Equity Fund - Class R6	428,139	$11,448,429
MFS Blended Research Growth Equity Fund - Class R6	801,739	11,440,815
MFS Blended Research Mid Cap Equity Fund - Class R6	1,460,781	17,237,209
MFS Blended Research Small Cap Equity Fund - Class R6	411,220	5,711,851
MFS Blended Research Value Equity Fund - Class R6	879,028	11,471,311
MFS Growth Fund - Class R6	98,728	11,455,389
MFS Mid Cap Growth Fund - Class R6	417,514	8,613,320
MFS Mid Cap Value Fund - Class R6	361,398	8,608,502
MFS New Discovery Fund - Class R6	92,186	2,859,618
MFS New Discovery Value Fund - Class R6	182,033	2,861,559
MFS Research Fund - Class R6	266,386	11,467,931
MFS Value Fund - Class R6	278,286	11,504,330
		$114,680,264
Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 2.48% (v)	597,869	$597,869
Total Investment Companies (Identified Cost, $518,813,190)		$574,200,371

Other Assets, Less Liabilities - 0.1%		455,588
Net Assets - 100.0%		$574,655,959

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS LIFETIME 2020 FUND

Investment Companies (h) - 100.1%

Issuer	Shares/Par	Value ($)
Bond Funds - 67.9%
MFS Emerging Markets Debt Fund - Class R6	548,136	$7,838,347
MFS Emerging Markets Debt Local Currency Fund - Class R6	673,204	4,416,218
MFS Global Bond Fund - Class R6	1,957,775	17,130,530
MFS Government Securities Fund - Class R6	3,535,765	34,226,209
MFS High Income Fund - Class R6	3,629,700	12,268,387
MFS Inflation-Adjusted Bond Fund - Class R6	3,361,334	34,184,768
MFS Limited Maturity Fund - Class R6	9,876,713	58,766,441
MFS Total Return Bond Fund - Class R6	5,989,699	63,610,600
		$232,441,500
International Stock Funds - 5.8%
MFS Blended Research International Equity Fund - Class R6	924,979	$10,008,274
MFS International Growth Fund - Class R6	63,897	2,200,598
MFS International Value Fund - Class R6	50,284	2,205,476
MFS Research International Fund - Class R6	312,261	5,626,939
		$20,041,287
Specialty Funds - 4.0%
MFS Commodity Strategy Fund - Class R6	1,253,685	$6,807,512
MFS Global Real Estate Fund - Class R6	407,769	6,862,743
		$13,670,255
U.S. Stock Funds - 22.3%
MFS Blended Research Core Equity Fund - Class R6	291,390	$7,791,771
MFS Blended Research Growth Equity Fund - Class R6	545,341	7,782,021
MFS Blended Research Mid Cap Equity Fund - Class R6	955,651	11,276,687
MFS Blended Research Small Cap Equity Fund - Class R6	244,582	3,397,237
MFS Blended Research Value Equity Fund - Class R6	599,289	7,820,715
MFS Growth Fund - Class R6	67,225	7,800,147
MFS Mid Cap Growth Fund - Class R6	273,044	5,632,894
MFS Mid Cap Value Fund - Class R6	236,297	5,628,593
MFS New Discovery Fund - Class R6	54,886	1,702,573
MFS New Discovery Value Fund - Class R6	108,458	1,704,964
MFS Research Fund - Class R6	181,557	7,816,027
MFS Value Fund - Class R6	190,046	7,856,502
		$76,210,131
Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 2.48% (v)	51,135	$51,135
Total Investment Companies (Identified Cost, $302,039,311)		$342,414,308

Other Assets, Less Liabilities - (0.0)%		(161,576)
Net Assets - 100.0%		$342,252,732

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS LIFETIME 2025 FUND

Investment Companies (h) - 100.1%

Issuer	Shares/Par	Value ($)
Bond Funds - 54.2%
MFS Emerging Markets Debt Fund - Class R6	613,076	$8,766,979
MFS Emerging Markets Debt Local Currency Fund - Class R6	891,694	5,849,515
MFS Global Bond Fund - Class R6	1,668,956	14,603,367
MFS Government Securities Fund - Class R6	3,015,946	29,194,356
MFS High Income Fund - Class R6	4,326,526	14,623,656
MFS Inflation-Adjusted Bond Fund - Class R6	2,623,817	26,684,218
MFS Limited Maturity Fund - Class R6	3,513,018	20,902,459
MFS Total Return Bond Fund - Class R6	3,577,473	37,992,765
		$158,617,315
International Stock Funds - 9.4%
MFS Blended Research International Equity Fund - Class R6	1,231,557	$13,325,449
MFS International Growth Fund - Class R6	96,852	3,335,595
MFS International New Discovery Fund - Class R6	24,414	830,561
MFS International Value Fund - Class R6	76,127	3,338,919
MFS Research International Fund - Class R6	370,226	6,671,462
		$27,501,986
Specialty Funds - 4.6%
MFS Commodity Strategy Fund - Class R6	1,224,612	$6,649,640
MFS Global Real Estate Fund - Class R6	396,743	6,677,188
		$13,326,828
U.S. Stock Funds - 31.6%
MFS Blended Research Core Equity Fund - Class R6	357,301	$9,554,219
MFS Blended Research Growth Equity Fund - Class R6	668,642	9,541,525
MFS Blended Research Mid Cap Equity Fund - Class R6	1,202,175	14,185,666
MFS Blended Research Small Cap Equity Fund - Class R6	238,807	3,317,030
MFS Blended Research Value Equity Fund - Class R6	734,759	9,588,601
MFS Growth Fund - Class R6	82,430	9,564,368
MFS Mid Cap Growth Fund - Class R6	343,657	7,089,647
MFS Mid Cap Value Fund - Class R6	297,547	7,087,574
MFS New Discovery Fund - Class R6	53,776	1,668,128
MFS New Discovery Value Fund - Class R6	105,914	1,664,968
MFS Research Fund - Class R6	222,627	9,584,086
MFS Value Fund - Class R6	232,388	9,606,923
		$92,452,735
Money Market Funds - 0.3%
MFS Institutional Money Market Portfolio, 2.48% (v)	772,854	$772,854
Total Investment Companies (Identified Cost, $264,139,699)		$292,671,718

Other Assets, Less Liabilities - (0.1)%		(199,445)
Net Assets - 100.0%		$292,472,273

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS LIFETIME 2030 FUND

Investment Companies (h) - 100.1%

Issuer	Shares/Par	Value ($)
Bond Funds - 34.2%
MFS Emerging Markets Debt Fund - Class R6	1,236,762	$17,685,702
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,799,961	11,807,746
MFS Global Bond Fund - Class R6	2,788,189	24,396,655
MFS Government Securities Fund - Class R6	4,330,872	41,922,835
MFS High Income Fund - Class R6	8,722,776	29,482,982
MFS Inflation-Adjusted Bond Fund - Class R6	3,706,925	37,699,428
MFS Total Return Bond Fund - Class R6	3,635,665	38,610,762
		$201,606,110
International Stock Funds - 15.0%
MFS Blended Research Emerging Markets Equity Fund - Class R6	63,291	$839,242
MFS Blended Research International Equity Fund - Class R6	3,655,542	39,552,966
MFS Emerging Markets Equity Fund - Class R6	23,342	837,518
MFS International Growth Fund - Class R6	305,909	10,535,493
MFS International New Discovery Fund - Class R6	222,377	7,565,259
MFS International Value Fund - Class R6	240,344	10,541,475
MFS Research International Fund - Class R6	1,029,054	18,543,558
		$88,415,511
Specialty Funds - 6.5%
MFS Commodity Strategy Fund - Class R6	3,532,114	$19,179,380
MFS Global Real Estate Fund - Class R6	1,149,713	19,349,673
		$38,529,053
U.S. Stock Funds - 44.2%
MFS Blended Research Core Equity Fund - Class R6	879,035	$23,505,404
MFS Blended Research Growth Equity Fund - Class R6	1,823,742	26,024,795
MFS Blended Research Mid Cap Equity Fund - Class R6	3,792,000	44,745,605
MFS Blended Research Small Cap Equity Fund - Class R6	696,012	9,667,611
MFS Blended Research Value Equity Fund - Class R6	1,999,241	26,090,094
MFS Growth Fund - Class R6	224,769	26,079,975
MFS Mid Cap Growth Fund - Class R6	1,084,608	22,375,454
MFS Mid Cap Value Fund - Class R6	937,787	22,338,090
MFS New Discovery Fund - Class R6	156,363	4,850,361
MFS New Discovery Value Fund - Class R6	308,284	4,846,225
MFS Research Fund - Class R6	547,900	23,587,089
MFS Value Fund - Class R6	634,376	26,225,117
		$260,335,820
Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 2.48% (v)	894,351	$894,351
Total Investment Companies (Identified Cost, $473,522,113)		$589,780,845

Other Assets, Less Liabilities - (0.1)%		(425,323)
Net Assets - 100.0%		$589,355,522

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS LIFETIME 2035 FUND

Investment Companies (h) - 100.1%

Issuer	Shares/Par	Value ($)
Bond Funds - 17.8%
MFS Emerging Markets Debt Fund - Class R6	518,750	$7,418,121
MFS Emerging Markets Debt Local Currency Fund - Class R6	755,100	4,953,455
MFS Global Bond Fund - Class R6	564,778	4,941,811
MFS High Income Fund - Class R6	3,660,315	12,371,866
MFS Inflation-Adjusted Bond Fund - Class R6	1,313,510	13,358,392
MFS Total Return Bond Fund - Class R6	794,046	8,432,768
		$51,476,413
International Stock Funds - 21.1%
MFS Blended Research Emerging Markets Equity Fund - Class R6	123,920	$1,643,181
MFS Blended Research International Equity Fund - Class R6	2,357,322	25,506,217
MFS Emerging Markets Equity Fund - Class R6	45,728	1,640,722
MFS International Growth Fund - Class R6	221,353	7,623,388
MFS International New Discovery Fund - Class R6	193,300	6,576,061
MFS International Value Fund - Class R6	174,007	7,631,959
MFS Research International Fund - Class R6	571,570	10,299,695
		$60,921,223
Specialty Funds - 8.3%
MFS Commodity Strategy Fund - Class R6	2,190,109	$11,892,292
MFS Global Real Estate Fund - Class R6	709,479	11,940,538
		$23,832,830
U.S. Stock Funds - 52.7%
MFS Blended Research Core Equity Fund - Class R6	430,170	$11,502,752
MFS Blended Research Growth Equity Fund - Class R6	1,122,520	16,018,364
MFS Blended Research Mid Cap Equity Fund - Class R6	2,240,664	26,439,830
MFS Blended Research Small Cap Equity Fund - Class R6	429,359	5,963,798
MFS Blended Research Value Equity Fund - Class R6	1,229,923	16,050,495
MFS Growth Fund - Class R6	138,246	16,040,708
MFS Mid Cap Growth Fund - Class R6	641,105	13,226,000
MFS Mid Cap Value Fund - Class R6	553,523	13,184,915
MFS New Discovery Fund - Class R6	96,606	2,996,722
MFS New Discovery Value Fund - Class R6	190,241	2,990,582
MFS Research Fund - Class R6	267,803	11,528,907
MFS Value Fund - Class R6	391,132	16,169,409
		$152,112,482
Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 2.48% (v)	406,980	$406,980
Total Investment Companies (Identified Cost, $247,402,618)		$288,749,928

Other Assets, Less Liabilities - (0.1)%		(216,143)
Net Assets - 100.0%		$288,533,785

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS LIFETIME 2040 FUND

Investment Companies (h) - 100.0%

Issuer	Shares/Par	Value ($)
Bond Funds - 10.3%
MFS Emerging Markets Debt Fund - Class R6	320,040	$4,576,572
MFS Emerging Markets Debt Local Currency Fund - Class R6	465,971	3,056,769
MFS Global Bond Fund - Class R6	348,323	3,047,829
MFS High Income Fund - Class R6	2,257,256	7,629,526
MFS Inflation-Adjusted Bond Fund - Class R6	1,418,877	14,429,974
MFS Total Return Bond Fund - Class R6	1,074,600	11,412,249
		$44,152,919
International Stock Funds - 25.1%
MFS Blended Research Emerging Markets Equity Fund - Class R6	263,802	$3,498,010
MFS Blended Research International Equity Fund - Class R6	3,986,337	43,132,166
MFS Emerging Markets Equity Fund - Class R6	97,318	3,491,785
MFS International Growth Fund - Class R6	390,258	13,440,489
MFS International New Discovery Fund - Class R6	411,796	14,009,311
MFS International Value Fund - Class R6	307,019	13,465,844
MFS Research International Fund - Class R6	906,920	16,342,701
		$107,380,306
Specialty Funds - 9.3%
MFS Commodity Strategy Fund - Class R6	3,621,046	$19,662,278
MFS Global Real Estate Fund - Class R6	1,181,689	19,887,823
		$39,550,101
U.S. Stock Funds - 55.3%
MFS Blended Research Core Equity Fund - Class R6	637,116	$17,036,487
MFS Blended Research Growth Equity Fund - Class R6	1,736,245	24,776,210
MFS Blended Research Mid Cap Equity Fund - Class R6	3,503,221	41,338,013
MFS Blended Research Small Cap Equity Fund - Class R6	710,591	9,870,109
MFS Blended Research Value Equity Fund - Class R6	1,904,925	24,859,271
MFS Growth Fund - Class R6	213,942	24,823,694
MFS Mid Cap Growth Fund - Class R6	1,001,291	20,656,625
MFS Mid Cap Value Fund - Class R6	865,841	20,624,332
MFS New Discovery Fund - Class R6	159,524	4,948,434
MFS New Discovery Value Fund - Class R6	314,872	4,949,787
MFS Research Fund - Class R6	396,856	17,084,663
MFS Value Fund - Class R6	605,047	25,012,652
		$235,980,277
Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 2.48% (v)	175	$176
Total Investment Companies (Identified Cost, $317,166,307)		$427,063,779

Other Assets, Less Liabilities - (0.0)%		(173,226)
Net Assets - 100.0%		$426,890,553

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS LIFETIME 2045 FUND

Investment Companies (h) - 100.1%

Issuer	Shares/Par	Value ($)
Bond Funds - 5.0%
MFS Inflation-Adjusted Bond Fund - Class R6	488,174	$4,964,730
MFS Total Return Bond Fund - Class R6	467,817	4,968,214
		$9,932,944
International Stock Funds - 27.9%
MFS Blended Research Emerging Markets Equity Fund - Class R6	149,323	$1,980,026
MFS Blended Research International Equity Fund - Class R6	2,018,127	21,836,130
MFS Emerging Markets Equity Fund - Class R6	55,059	1,975,514
MFS International Growth Fund - Class R6	202,452	6,972,459
MFS International New Discovery Fund - Class R6	233,618	7,947,702
MFS International Value Fund - Class R6	159,052	6,976,036
MFS Research International Fund - Class R6	441,775	7,960,778
		$55,648,645
Specialty Funds - 10.0%
MFS Commodity Strategy Fund - Class R6	1,814,637	$9,853,480
MFS Global Real Estate Fund - Class R6	592,347	9,969,190
		$19,822,670
U.S. Stock Funds - 57.0%
MFS Blended Research Core Equity Fund - Class R6	296,753	$7,935,167
MFS Blended Research Growth Equity Fund - Class R6	834,454	11,907,662
MFS Blended Research Mid Cap Equity Fund - Class R6	1,689,022	19,930,464
MFS Blended Research Small Cap Equity Fund - Class R6	357,140	4,960,674
MFS Blended Research Value Equity Fund - Class R6	914,230	11,930,703
MFS Growth Fund - Class R6	102,972	11,947,887
MFS Mid Cap Growth Fund - Class R6	483,263	9,969,711
MFS Mid Cap Value Fund - Class R6	417,718	9,950,033
MFS New Discovery Fund - Class R6	80,327	2,491,740
MFS New Discovery Value Fund - Class R6	158,163	2,486,326
MFS Research Fund - Class R6	185,193	7,972,543
MFS Value Fund - Class R6	289,746	11,978,090
		$113,461,000
Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 2.48% (v)	361,342	$361,342
Total Investment Companies (Identified Cost, $168,726,648)		$199,226,601

Other Assets, Less Liabilities - (0.1)%		(163,898)
Net Assets - 100.0%		$199,062,703

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS LIFETIME 2050 FUND

Investment Companies (h) - 100.0%

Issuer	Shares/Par	Value ($)
Bond Funds - 5.0%
MFS Inflation-Adjusted Bond Fund - Class R6	518,084	$5,268,916
MFS Total Return Bond Fund - Class R6	496,494	5,272,758
		$10,541,674
International Stock Funds - 28.0%
MFS Blended Research Emerging Markets Equity Fund - Class R6	158,763	$2,105,194
MFS Blended Research International Equity Fund - Class R6	2,144,372	23,202,105
MFS Emerging Markets Equity Fund - Class R6	58,546	2,100,648
MFS International Growth Fund - Class R6	215,103	7,408,131
MFS International New Discovery Fund - Class R6	248,081	8,439,715
MFS International Value Fund - Class R6	169,223	7,422,120
MFS Research International Fund - Class R6	469,580	8,461,840
		$59,139,753
Specialty Funds - 9.9%
MFS Commodity Strategy Fund - Class R6	1,928,605	$10,472,324
MFS Global Real Estate Fund - Class R6	629,938	10,601,864
		$21,074,188
U.S. Stock Funds - 57.0%
MFS Blended Research Core Equity Fund - Class R6	315,188	$8,428,129
MFS Blended Research Growth Equity Fund - Class R6	885,463	12,635,554
MFS Blended Research Mid Cap Equity Fund - Class R6	1,797,072	21,205,452
MFS Blended Research Small Cap Equity Fund - Class R6	378,567	5,258,300
MFS Blended Research Value Equity Fund - Class R6	970,854	12,669,646
MFS Growth Fund - Class R6	109,201	12,670,625
MFS Mid Cap Growth Fund - Class R6	513,792	10,599,522
MFS Mid Cap Value Fund - Class R6	443,985	10,575,728
MFS New Discovery Fund - Class R6	85,044	2,638,052
MFS New Discovery Value Fund - Class R6	167,716	2,636,486
MFS Research Fund - Class R6	196,586	8,463,023
MFS Value Fund - Class R6	308,525	12,754,438
		$120,534,955
Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 2.48% (v)	224,333	$224,333
Total Investment Companies (Identified Cost, $170,955,609)		$211,514,903

Other Assets, Less Liabilities - (0.0)%		(69,490)
Net Assets - 100.0%		$211,445,413

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS LIFETIME 2055 FUND

Investment Companies (h) - 100.1%

Issuer	Shares/Par	Value ($)
Bond Funds - 5.0%
MFS Inflation-Adjusted Bond Fund - Class R6	253,407	$2,577,148
MFS Total Return Bond Fund - Class R6	242,788	2,578,408
		$5,155,556
International Stock Funds - 27.9%
MFS Blended Research Emerging Markets Equity Fund - Class R6	77,792	$1,031,519
MFS Blended Research International Equity Fund - Class R6	1,049,176	11,352,084
MFS Emerging Markets Equity Fund - Class R6	28,728	1,030,751
MFS International Growth Fund - Class R6	104,972	3,615,250
MFS International New Discovery Fund - Class R6	121,299	4,126,603
MFS International Value Fund - Class R6	82,544	3,620,372
MFS Research International Fund - Class R6	229,304	4,132,056
		$28,908,635
Specialty Funds - 10.0%
MFS Commodity Strategy Fund - Class R6	948,396	$5,149,791
MFS Global Real Estate Fund - Class R6	306,557	5,159,348
		$10,309,139
U.S. Stock Funds - 57.0%
MFS Blended Research Core Equity Fund - Class R6	154,240	$4,124,388
MFS Blended Research Growth Equity Fund - Class R6	433,457	6,185,424
MFS Blended Research Mid Cap Equity Fund - Class R6	876,821	10,346,483
MFS Blended Research Small Cap Equity Fund - Class R6	185,643	2,578,585
MFS Blended Research Value Equity Fund - Class R6	474,560	6,193,006
MFS Growth Fund - Class R6	53,376	6,193,259
MFS Mid Cap Growth Fund - Class R6	250,903	5,176,138
MFS Mid Cap Value Fund - Class R6	216,760	5,163,223
MFS New Discovery Fund - Class R6	41,708	1,293,788
MFS New Discovery Value Fund - Class R6	82,116	1,290,855
MFS Research Fund - Class R6	95,941	4,130,266
MFS Value Fund - Class R6	150,757	6,232,286
		$58,907,701
Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 2.48% (v)	235,350	$235,351
Total Investment Companies (Identified Cost, $91,767,206)		$103,516,382

Other Assets, Less Liabilities - (0.1)%		(119,234)
Net Assets - 100.0%		$103,397,148

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS LIFETIME 2060 FUND

Investment Companies (h) - 100.2%

Issuer	Shares/Par	Value ($)
Bond Funds - 5.0%
MFS Inflation-Adjusted Bond Fund - Class R6	24,751	$251,719
MFS Total Return Bond Fund - Class R6	23,702	251,718
		$503,437
International Stock Funds - 28.0%
MFS Blended Research Emerging Markets Equity Fund - Class R6	7,593	$100,687
MFS Blended Research International Equity Fund - Class R6	102,362	1,107,560
MFS Emerging Markets Equity Fund - Class R6	2,806	100,687
MFS International Growth Fund - Class R6	10,233	352,406
MFS International New Discovery Fund - Class R6	11,839	402,749
MFS International Value Fund - Class R6	8,035	352,406
MFS Research International Fund - Class R6	22,350	402,749
		$2,819,244
Specialty Funds - 10.0%
MFS Commodity Strategy Fund - Class R6	92,714	$503,437
MFS Global Real Estate Fund - Class R6	29,913	503,436
		$1,006,873
U.S. Stock Funds - 57.1%
MFS Blended Research Core Equity Fund - Class R6	15,062	$402,749
MFS Blended Research Growth Equity Fund - Class R6	42,335	604,124
MFS Blended Research Mid Cap Equity Fund - Class R6	85,328	1,006,873
MFS Blended Research Small Cap Equity Fund - Class R6	18,122	251,718
MFS Blended Research Value Equity Fund - Class R6	46,293	604,124
MFS Growth Fund - Class R6	5,207	604,124
MFS Mid Cap Growth Fund - Class R6	24,403	503,437
MFS Mid Cap Value Fund - Class R6	21,135	503,437
MFS New Discovery Fund - Class R6	4,057	125,859
MFS New Discovery Value Fund - Class R6	8,006	125,859
MFS Research Fund - Class R6	9,356	402,749
MFS Value Fund - Class R6	14,614	604,124
		$5,739,177
Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 2.48% (v)	12,869	$12,869
Total Investment Companies (Identified Cost, $9,458,521)		$10,081,600

Other Assets, Less Liabilities - (0.2)%		(22,887)
Net Assets - 100.0%		$10,058,713

Portfolio Footnotes:

(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of each fund’s investments in affiliated issuers were as follows:

Affiliated Issuers
Lifetime Income Fund	$574,200,371
Lifetime 2020 Fund	342,414,308
Lifetime 2025 Fund	292,671,718
Lifetime 2030 Fund	589,780,845
Lifetime 2035 Fund	288,749,928
Lifetime 2040 Fund	427,063,779
Lifetime 2045 Fund	199,226,601
Lifetime 2050 Fund	211,514,903
Lifetime 2055 Fund	103,516,382
Lifetime 2060 Fund	10,081,600

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 4/30/19

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund

Assets
Investments in affiliated issuers, at value (identified cost, $518,813,190, $302,039,311, $264,139,699, $473,522,113, and $247,402,618, respectively)	$574,200,371	$342,414,308	$292,671,718	$589,780,845	$288,749,928

Receivables for

Investments sold	952,327	781,046	198,851	794,671	36,805

Fund shares sold	822,839	215,054	2,228,379	475,831	581,072

Receivable from investment adviser	123,335	84,027	77,976	119,159	73,688
Other assets	1,760	1,186	987	1,794	983
Total assets	$576,100,632	$343,495,621	$295,177,911	$591,172,300	$289,442,476

Liabilities
Payables for

Distributions	$26,543	$—	$—	$—	$—

Investments purchased	250,163	3,739	1,983,302	88,992	523,106

Fund shares reacquired	768,500	925,262	456,379	1,257,094	118,440

Payable to affiliates

Shareholder servicing costs	312,516	257,840	212,254	406,029	211,298

Distribution and service fees	11,729	4,062	2,351	6,769	2,461

Program manager fee	402	—	—	—	—

Payable for independent Trustees’ compensation	13	13	15	13	10
Accrued expenses and other liabilities	74,807	51,973	51,337	57,881	53,376
Total liabilities	$1,444,673	$1,242,889	$2,705,638	$1,816,778	$908,691
Net assets	$574,655,959	$342,252,732	$292,472,273	$589,355,522	$288,533,785

Net assets consist of
Paid-in capital	$529,166,974	$304,398,790	$263,004,189	$470,206,747	$244,404,902
Total distributable earnings (loss)	45,488,985	37,853,942	29,468,084	119,148,775	44,128,883
Net assets	$574,655,959	$342,252,732	$292,472,273	$589,355,522	$288,533,785

Statements of Assets and Liabilities – continued

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund

Net assets

Class A	$111,591,229	$44,271,425	$19,689,182	$63,578,717	$16,562,972

Class B	9,110,562	3,148,193	1,501,278	8,726,875	1,649,897

Class C	112,772,642	11,880,725	4,185,716	15,790,355	2,730,172

Class I	34,654,348	2,133,953	1,227,732	2,282,416	842,785

Class R1	3,976,518	4,509,547	1,577,758	7,422,834	2,535,200

Class R2	19,458,469	47,258,936	36,120,743	78,171,404	32,591,808

Class R3	54,540,291	79,477,710	76,111,500	146,737,422	71,027,167

Class R4	47,906,389	85,763,063	105,032,398	158,287,888	115,939,235

Class R6	33,595,354	63,809,180	47,025,966	108,357,611	44,654,549

Class 529A	108,397,724	—	—	—	—

Class 529B	4,492,293	—	—	—	—
Class 529C	34,160,140	—	—	—	—
Total net assets	$574,655,959	$342,252,732	$292,472,273	$589,355,522	$288,533,785

Shares of beneficial interest outstanding

Class A	9,003,256	3,411,541	1,510,865	4,079,152	1,108,624

Class B	734,985	243,906	116,079	567,847	111,189

Class C	9,101,559	935,084	325,357	1,033,885	184,758

Class I	2,795,112	163,262	93,892	145,758	56,314

Class R1	320,456	349,399	121,879	481,306	170,959

Class R2	1,569,262	3,670,026	2,786,084	5,066,675	2,189,324

Class R3	4,400,178	6,123,903	5,845,593	9,441,970	4,747,946

Class R4	3,865,567	6,563,999	8,020,192	10,096,373	7,720,149

Class R6	2,702,583	4,888,705	3,590,828	6,912,501	2,972,598

Class 529A	10,681,758	—	—	—	—

Class 529B	442,700	—	—	—	—
Class 529C	3,367,115	—	—	—	—
Total shares of beneficial interest outstanding	48,984,531	26,349,825	22,410,769	37,825,467	19,261,861

Class A shares

Net asset value per share
(net assets / shares of beneficial interest outstanding)	$12.39	$12.98	$13.03	$15.59	$14.94
Offering price per share (100 / 95.75 × net asset value per share)	$12.94	$—	$—	$—	$—
Offering price per share (100 / 94.25 × net asset value per share)	$—	$13.77	$13.82	$16.54	$15.85

Class B shares

Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$12.40	$12.91	$12.93	$15.37	$14.84

Class C shares

Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$12.39	$12.71	$12.86	$15.27	$14.78

Class I shares

Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.40	$13.07	$13.08	$15.66	$14.97

Class R1 shares

Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.41	$12.91	$12.95	$15.42	$14.83

Statements of Assets and Liabilities – continued

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund

Class R2 shares

Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.40	$12.88	$12.96	$15.43	$14.89

Class R3 shares

Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.40	$12.98	$13.02	$15.54	$14.96

Class R4 shares

Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.39	$13.07	$13.10	$15.68	$15.02

Class R6 shares

Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.43	$13.05	$13.10	$15.68	$15.02

Class 529A shares

Net asset value and redemption price per share
(net assets / shares of beneficial interest outstanding)	$10.15	$—	$—	$—	$—
Offering price per share (100 / 95.75 × net asset value per share)	$10.60	$—	$—	$—	$—

Class 529B shares

Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$10.15	$—	$—	$—	$—

Class 529C shares

Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$10.15	$—	$—	$—	$—

On sales of $100,000 or more, the maximum offering price of Class A and Class 529A shares is reduced for the MFS Lifetime Income Fund. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced for all other funds. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

See Notes to Financial Statements

Statements of Assets and Liabilities – continued

At 4/30/19	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund

Assets
Investments in affiliated issuers, at value (identified cost, $317,166,307, $168,726,648, $170,955,609, $91,767,206, and $9,458,521, respectively)	$427,063,779	$199,226,601	$211,514,903	$103,516,382	$10,081,600

Receivables for

Investments sold	661,739	261,682	195,301	—	—

Fund shares sold	459,999	190,518	466,657	323,994	103,247

Receivable from investment adviser	99,368	55,395	64,891	47,611	28,376
Other assets	1,370	713	822	461	100
Total assets	$428,286,255	$199,734,909	$212,242,574	$103,888,448	$10,213,323

Liabilities
Payable to custodian	$419,140	$—	$—	$—	$—
Payables for

Investments purchased	167,494	61,040	72,489	185,111	99,676

Fund shares reacquired	428,558	397,436	480,400	144,893	6,485

Payable to affiliates

Shareholder servicing costs	321,649	161,632	192,237	111,231	9,201

Distribution and service fees	4,480	1,667	2,049	1,204	101

Payable for independent Trustees’ compensation	10	12	13	12	15
Accrued expenses and other liabilities	54,371	50,419	49,973	48,849	39,132
Total liabilities	$1,395,702	$672,206	$797,161	$491,300	$154,610
Net assets	$426,890,553	$199,062,703	$211,445,413	$103,397,148	$10,058,713

Net assets consist of
Paid-in capital	$312,098,053	$166,099,595	$168,350,873	$90,665,385	$9,478,231
Total distributable earnings (loss)	114,792,500	32,963,108	43,094,540	12,731,763	580,482
Net assets	$426,890,553	$199,062,703	$211,445,413	$103,397,148	$10,058,713

Statements of Assets and Liabilities – continued

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund

Net assets

Class A	$36,747,279	$8,748,846	$12,791,062	$5,865,951	$1,362,064

Class B	4,587,883	918,577	1,629,562	605,339	148,955

Class C	10,994,469	2,301,232	3,344,353	2,178,997	283,120

Class I	1,432,163	295,536	213,195	155,821	65,782

Class R1	4,957,961	1,092,858	1,321,522	1,523,297	64,221

Class R2	59,428,593	21,895,267	28,574,682	18,694,668	796,650

Class R3	89,829,979	53,766,644	54,561,388	27,657,647	2,505,066

Class R4	143,534,398	83,824,493	69,834,434	30,136,708	1,523,754
Class R6	75,377,828	26,219,250	39,175,215	16,578,720	3,309,101
Total net assets	$426,890,553	$199,062,703	$211,445,413	$103,397,148	$10,058,713

Shares of beneficial interest outstanding

Class A	2,232,016	563,194	680,283	368,126	111,075

Class B	280,750	59,534	87,855	38,149	12,164

Class C	681,496	149,901	181,283	138,346	23,190

Class I	86,429	18,945	11,353	9,776	5,339

Class R1	304,778	70,915	71,595	96,637	5,228

Class R2	3,637,379	1,419,631	1,540,112	1,179,884	65,027

Class R3	5,456,281	3,465,144	2,923,004	1,736,044	203,926

Class R4	8,641,495	5,379,735	3,720,468	1,882,752	123,785
Class R6	4,538,453	1,683,007	2,087,953	1,035,204	268,485
Total shares of beneficial interest outstanding	25,859,077	12,810,006	11,303,906	6,484,918	818,219

Class A shares

Net asset value per share
(net assets / shares of beneficial interest outstanding)	$16.46	$15.53	$18.80	$15.93	$12.26
Offering price per share (100 / 94.25 × net asset value per share)	$17.46	$16.48	$19.95	$16.90	$13.01

Class B shares

Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$16.34	$15.43	$18.55	$15.87	$12.25

Class C shares

Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$16.13	$15.35	$18.45	$15.75	$12.21

Class I shares

Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$16.57	$15.60	$18.78	$15.94	$12.32

Class R1 shares

Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$16.27	$15.41	$18.46	$15.76	$12.28

Class R2 shares

Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$16.34	$15.42	$18.55	$15.84	$12.25

Class R3 shares

Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$16.46	$15.52	$18.67	$15.93	$12.28

Statements of Assets and Liabilities – continued

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund

Class R4 shares

Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$16.61	$15.58	$18.77	$16.01	$12.31

Class R6 shares

Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$16.61	$15.58	$18.76	$16.01	$12.33

On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF OPERATIONS

Year ended 4/30/19

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund

Net investment income (loss)
Dividends from affiliated issuers	$15,846,656	$10,032,445	$7,322,032	$15,535,615	$6,375,545
Other	107	76	57	102	49
Excess expense reimbursement from investment adviser	39,838	89,037	64,250	137,535	48,429
Total investment income	$15,886,601	$10,121,558	$7,386,339	$15,673,252	$6,424,023
Expenses

Distribution and service fees	$2,480,921	$862,516	$459,387	$1,361,429	$414,475

Shareholder servicing costs	804,343	516,303	414,156	815,661	431,689

Program manager fees	64,896	—	—	—	—

Administrative services fee	17,500	17,500	17,500	17,500	17,500

Independent Trustees’ compensation	13,761	8,199	8,046	13,793	8,023

Custodian fee	23,884	11,203	9,481	14,879	9,369

Shareholder communications	43,183	15,660	14,689	20,582	16,135

Audit and tax fees	38,591	36,919	36,101	36,975	36,099

Legal fees	4,049	2,391	1,851	4,588	1,970

Registration fees	132,518	125,515	129,582	132,343	133,357
Miscellaneous	38,177	32,263	30,582	36,243	30,613
Total expenses	$3,661,823	$1,628,469	$1,121,375	$2,453,993	$1,099,230
Reduction of expenses by investment adviser and distributor	(1,204,371)	(804,303)	(680,852)	(1,132,569)	(688,943)
Net expenses	$2,457,452	$824,166	$440,523	$1,321,424	$410,287
Net investment income (loss)	$13,429,149	$9,297,392	$6,945,816	$14,351,828	$6,013,736

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)

Investments in affiliated issuers	$1,231,265	$4,929,256	$(621,785)	$6,434,808	$(1,377,638)
Capital gain distributions from affiliated issuers	5,455,385	4,122,169	4,459,983	13,559,579	6,827,038
Net realized gain (loss)	$6,686,650	$9,051,425	$3,838,198	$19,994,387	$5,449,400
Change in unrealized appreciation or depreciation
Affiliated issuers	$7,671,552	$384,845	$5,123,265	$2,292,247	$6,135,730
Net realized and unrealized gain (loss)	$14,358,202	$9,436,270	$8,961,463	$22,286,634	$11,585,130
Change in net assets from operations	$27,787,351	$18,733,662	$15,907,279	$36,638,462	$17,598,866

See Notes to Financial Statements

Statements of Operations – continued

Year ended 4/30/19	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund

Net investment income (loss)
Dividends from affiliated issuers	$10,484,989	$4,084,493	$5,155,811	$2,102,322	$154,542
Other	81	40	43	21	3
Excess expense reimbursement from investment adviser	95,115	26,780	40,253	16,489	3,350
Total investment income	$10,580,185	$4,111,313	$5,196,107	$2,118,832	$157,895
Expenses

Distribution and service fees	$923,250	$278,478	$449,754	$192,417	$11,734

Shareholder servicing costs	663,683	354,068	421,859	265,132	24,472

Administrative services fee	17,500	17,500	17,500	17,500	17,500

Independent Trustees’ compensation	8,338	4,095	5,559	2,458	1,033

Custodian fee	12,508	8,191	8,940	6,789	5,412

Shareholder communications	18,770	15,970	19,274	18,977	5,019

Audit and tax fees	36,937	36,079	36,284	36,056	35,422

Legal fees	3,598	1,358	1,683	732	50

Registration fees	127,076	127,771	125,656	124,579	119,847
Miscellaneous	33,934	29,219	29,775	27,624	25,301
Total expenses	$1,845,594	$872,729	$1,116,284	$692,264	$245,790
Reduction of expenses by investment adviser and distributor	(944,412)	(593,859)	(666,215)	(499,510)	(235,542)
Net expenses	$901,182	$278,870	$450,069	$192,754	$10,248
Net investment income (loss)	$9,679,003	$3,832,443	$4,746,038	$1,926,078	$147,647

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)

Investments in affiliated issuers	$5,441,067	$(733,535)	$(194,744)	$(805,086)	$(223,535)
Capital gain distributions from affiliated issuers	12,754,859	5,350,706	6,773,407	2,757,427	206,811
Net realized gain (loss)	$18,195,926	$4,617,171	$6,578,663	$1,952,341	$(16,724)
Change in unrealized appreciation or depreciation
Affiliated issuers	$748,500	$4,085,562	$3,595,525	$2,678,794	$446,750
Net realized and unrealized gain (loss)	$18,944,426	$8,702,733	$10,174,188	$4,631,135	$430,026
Change in net assets from operations	$28,623,429	$12,535,176	$14,920,226	$6,557,213	$577,673

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Year ended 4/30/19	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Change in net assets

From operations
Net investment income (loss)	$13,429,149	$9,297,392	$6,945,816	$14,351,828	$6,013,736

Net realized gain (loss)	6,686,650	9,051,425	3,838,198	19,994,387	5,449,400
Net unrealized gain (loss)	7,671,552	384,845	5,123,265	2,292,247	6,135,730
Change in net assets from operations	$27,787,351	$18,733,662	$15,907,279	$36,638,462	$17,598,866
Total distributions to shareholders (a)	$(20,987,416)	$(18,339,611)	$(10,143,196)	$(28,803,946)	$(9,435,149)
Change in net assets from fund share transactions	$(587,657)	$(17,882,528)	$49,680,033	$15,493,522	$53,588,567
Total change in net assets	$6,212,278	$(17,488,477)	$55,444,116	$23,328,038	$61,752,284

Net assets
At beginning of period	568,443,681	359,741,209	237,028,157	566,027,484	226,781,501
At end of period (b)	$574,655,959	$342,252,732	$292,472,273	$589,355,522	$288,533,785

Year ended 4/30/19	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Change in net assets

From operations
Net investment income (loss)	$9,679,003	$3,832,443	$4,746,038	$1,926,078	$147,647

Net realized gain (loss)	18,195,926	4,617,171	6,578,663	1,952,341	(16,724)
Net unrealized gain (loss)	748,500	4,085,562	3,595,525	2,678,794	446,750
Change in net assets from operations	$28,623,429	$12,535,176	$14,920,226	$6,557,213	$577,673
Total distributions to shareholders (a)	$(22,289,256)	$(6,197,223)	$(7,384,189)	$(2,720,076)	$(174,213)
Change in net assets from fund share transactions	$(7,743,746)	$31,292,577	$(3,056,119)	$20,085,679	$6,068,672
Total change in net assets	$(1,409,573)	$37,630,530	$4,479,918	$23,922,816	$6,472,132

Net assets
At beginning of period	428,300,126	161,432,173	206,965,495	79,474,332	3,586,581
At end of period (b)	$426,890,553	$199,062,703	$211,445,413	$103,397,148	$10,058,713

(a)	Distributions from net investment income and from net realized gain are no longer required to be separately disclosed.
(b)	Disclosure of accumulated undistributed (distributions in excess of) net investment income is no longer required.

See Notes to Financial Statements

Statements of Changes in Net Assets – continued

Year ended 4/30/18	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Change in net assets

From operations
Net investment income (loss)	$12,248,558	$9,053,361	$6,104,821	$12,916,023	$5,412,821

Net realized gain (loss)	9,149,037	10,737,310	3,814,032	14,091,381	4,378,744
Net unrealized gain (loss)	1,647,472	306,667	7,735,241	27,519,285	15,838,114
Change in net assets from operations	$23,045,067	$20,097,338	$17,654,094	$54,526,689	$25,629,679

Distributions declared to shareholders
From net investment income	$(11,725,110)	$(9,447,696)	$(6,035,032)	$(12,700,078)	$(5,350,080)
From net realized gain	(7,262,985)	(5,976,014)	(1,273,636)	(6,963,252)	(1,412,067)
Total distributions declared to shareholders	$(18,988,095)	$(15,423,710)	$(7,308,668)	$(19,663,330)	$(6,762,147)
Change in net assets from fund share transactions	$(62,694,772)	$(41,708,495)	$(1,214,603)	$4,246,793	$8,153,171
Total change in net assets	$(58,637,800)	$(37,034,867)	$9,130,823	$39,110,152	$27,020,703

Net assets
At beginning of period	627,081,481	396,776,076	227,897,334	526,917,332	199,760,798
At end of period	$568,443,681	$359,741,209	$237,028,157	$566,027,484	$226,781,501
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$(59,485)	$1,735,424	$935,857	$1,363,169	$310,762

Year ended 4/30/18	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Change in net assets

From operations
Net investment income (loss)	$9,182,515	$3,461,400	$3,972,055	$1,373,717	$41,636
Net realized gain (loss)	12,410,987	2,729,112	2,395,401	789,950	17,911
Net unrealized gain (loss)	31,575,253	12,922,254	16,460,846	5,111,584	117,954
Change in net assets from operations	$53,168,755	$19,112,766	$22,828,302	$7,275,251	$177,501

Distributions declared to shareholders
From net investment income	$(9,137,025)	$(3,460,011)	$(3,975,024)	$(1,373,041)	$(42,050)
From net realized gain	(4,594,684)	(1,046,064)	(1,503,192)	(325,232)	(10,550)
Total distributions declared to shareholders	$(13,731,709)	$(4,506,075)	$(5,478,216)	$(1,698,273)	$(52,600)
Change in net assets from fund share transactions	$(15,042,496)	$14,561,368	$28,440,187	$27,743,129	$2,439,339
Total change in net assets	$24,394,550	$29,168,059	$45,790,273	$33,320,107	$2,564,240

Net assets
At beginning of period	403,905,576	132,264,114	161,175,222	46,154,225	1,022,341
At end of period	$428,300,126	$161,432,173	$206,965,495	$79,474,332	$3,586,581
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$163,816	$8,964	$(2,969)	$1,066	$34

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

MFS LIFETIME INCOME FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$12.25	$12.20	$12.08	$12.29	$12.15

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.31	$0.27	$0.21	$0.18	$0.21
Net realized and unrealized gain (loss)	0.30	0.20	0.39	(0.11)	0.22
Total from investment operations	$0.61	$0.47	$0.60	$0.07	$0.43

Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.27)	$(0.24)	$(0.19)	$(0.22)
From net realized gain	(0.15)	(0.15)	(0.24)	(0.09)	(0.07)
Total distributions declared to shareholders	$(0.47)	$(0.42)	$(0.48)	$(0.28)	$(0.29)
Net asset value, end of period (x)	$12.39	$12.25	$12.20	$12.08	$12.29
Total return (%) (r)(s)(t)(x)	5.18	3.84	5.09	0.58	3.66

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.45	0.45	0.46	0.38	0.39

Expenses after expense reductions (f)(h)	0.23	0.24	0.25	0.25	0.25

Net investment income (loss) (l)	2.57	2.19	1.74	1.54	1.68

Portfolio turnover	10	11	25	10	14
Net assets at end of period (000 omitted)	$111,591	$108,482	$115,872	$120,810	$126,212

	Year ended
Class B	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$12.25	$12.20	$12.08	$12.29	$12.15

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.22	$0.17	$0.12	$0.09	$0.11
Net realized and unrealized gain (loss)	0.31	0.21	0.39	(0.11)	0.23
Total from investment operations	$0.53	$0.38	$0.51	$(0.02)	$0.34

Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.18)	$(0.15)	$(0.10)	$(0.13)
From net realized gain	(0.15)	(0.15)	(0.24)	(0.09)	(0.07)
Total distributions declared to shareholders	$(0.38)	$(0.33)	$(0.39)	$(0.19)	$(0.20)
Net asset value, end of period (x)	$12.40	$12.25	$12.20	$12.08	$12.29
Total return (%) (r)(s)(t)(x)	4.48	3.07	4.31	(0.16)	2.89

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.20	1.20	1.21	1.13	1.14

Expenses after expense reductions (f)(h)	0.99	0.99	1.00	1.00	1.00

Net investment income (loss) (l)	1.81	1.40	0.98	0.79	0.93

Portfolio turnover	10	11	25	10	14
Net assets at end of period (000 omitted)	$9,111	$11,818	$15,801	$18,088	$20,720

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

	Year ended
Class C	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$12.25	$12.19	$12.08	$12.29	$12.15

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.22	$0.18	$0.12	$0.09	$0.11
Net realized and unrealized gain (loss)	0.30	0.21	0.38	(0.11)	0.23
Total from investment operations	$0.52	$0.39	$0.50	$(0.02)	$0.34

Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.18)	$(0.15)	$(0.10)	$(0.13)
From net realized gain	(0.15)	(0.15)	(0.24)	(0.09)	(0.07)
Total distributions declared to shareholders	$(0.38)	$(0.33)	$(0.39)	$(0.19)	$(0.20)
Net asset value, end of period (x)	$12.39	$12.25	$12.19	$12.08	$12.29
Total return (%) (r)(s)(t)(x)	4.40	3.15	4.22	(0.16)	2.89

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.20	1.20	1.21	1.13	1.14

Expenses after expense reductions (f)(h)	0.99	0.99	1.00	1.00	1.00

Net investment income (loss) (l)	1.80	1.43	0.98	0.79	0.93

Portfolio turnover	10	11	25	10	14
Net assets at end of period (000 omitted)	$112,773	$128,791	$147,518	$153,472	$162,868

	Year ended
Class I	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$12.25	$12.20	$12.08	$12.30	$12.15

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.34	$0.31	$0.24	$0.21	$0.23
Net realized and unrealized gain (loss)	0.31	0.19	0.39	(0.12)	0.25
Total from investment operations	$0.65	$0.50	$0.63	$0.09	$0.48

Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.30)	$(0.27)	$(0.22)	$(0.26)
From net realized gain	(0.15)	(0.15)	(0.24)	(0.09)	(0.07)
Total distributions declared to shareholders	$(0.50)	$(0.45)	$(0.51)	$(0.31)	$(0.33)
Net asset value, end of period (x)	$12.40	$12.25	$12.20	$12.08	$12.30
Total return (%) (r)(s)(t)(x)	5.53	4.10	5.35	0.75	4.00

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.20	0.20	0.21	0.13	0.14

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00

Net investment income (loss) (l)	2.82	2.46	1.98	1.76	1.92

Portfolio turnover	10	11	25	10	14
Net assets at end of period (000 omitted)	$34,654	$32,496	$32,683	$26,134	$29,661
See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

	Year ended
Class R1	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$12.26	$12.21	$12.09	$12.30	$12.16

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.21	$0.18	$0.12	$0.10	$0.12
Net realized and unrealized gain (loss)	0.32	0.20	0.39	(0.12)	0.22
Total from investment operations	$0.53	$0.38	$0.51	$(0.02)	$0.34

Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.18)	$(0.15)	$(0.10)	$(0.13)
From net realized gain	(0.15)	(0.15)	(0.24)	(0.09)	(0.07)
Total distributions declared to shareholders	$(0.38)	$(0.33)	$(0.39)	$(0.19)	$(0.20)
Net asset value, end of period (x)	$12.41	$12.26	$12.21	$12.09	$12.30
Total return (%) (r)(s)(t)(x)	4.48	3.06	4.31	(0.16)	2.88

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.20	1.20	1.21	1.13	1.14

Expenses after expense reductions (f)(h)	0.98	0.99	1.00	1.00	1.00

Net investment income (loss) (l)	1.72	1.42	0.96	0.79	0.95

Portfolio turnover	10	11	25	10	14
Net assets at end of period (000 omitted)	$3,977	$4,344	$4,453	$5,332	$5,606

	Year ended
Class R2	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$12.26	$12.20	$12.08	$12.30	$12.16

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.28	$0.24	$0.18	$0.16	$0.18
Net realized and unrealized gain (loss)	0.30	0.21	0.39	(0.13)	0.22
Total from investment operations	$0.58	$0.45	$0.57	$0.03	$0.40

Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.24)	$(0.21)	$(0.16)	$(0.19)
From net realized gain	(0.15)	(0.15)	(0.24)	(0.09)	(0.07)
Total distributions declared to shareholders	$(0.44)	$(0.39)	$(0.45)	$(0.25)	$(0.26)
Net asset value, end of period (x)	$12.40	$12.26	$12.20	$12.08	$12.30
Total return (%) (r)(s)(t)(x)	4.92	3.67	4.83	0.25	3.40

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.70	0.70	0.71	0.63	0.64

Expenses after expense reductions (f)(h)	0.49	0.49	0.50	0.50	0.50

Net investment income (loss) (l)	2.30	1.91	1.49	1.32	1.46

Portfolio turnover	10	11	25	10	14
Net assets at end of period (000 omitted)	$19,458	$27,110	$31,542	$24,621	$28,528

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

	Year ended
Class R3	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$12.25	$12.20	$12.08	$12.30	$12.15

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.31	$0.27	$0.21	$0.17	$0.21
Net realized and unrealized gain (loss)	0.31	0.20	0.39	(0.11)	0.23
Total from investment operations	$0.62	$0.47	$0.60	$0.06	$0.44

Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.27)	$(0.24)	$(0.19)	$(0.22)
From net realized gain	(0.15)	(0.15)	(0.24)	(0.09)	(0.07)
Total distributions declared to shareholders	$(0.47)	$(0.42)	$(0.48)	$(0.28)	$(0.29)
Net asset value, end of period (x)	$12.40	$12.25	$12.20	$12.08	$12.30
Total return (%) (r)(s)(t)(x)	5.26	3.84	5.09	0.50	3.74

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.45	0.45	0.47	0.38	0.39

Expenses after expense reductions (f)(h)	0.24	0.24	0.25	0.25	0.25

Net investment income (loss) (l)	2.57	2.21	1.74	1.46	1.68

Portfolio turnover	10	11	25	10	14
Net assets at end of period (000 omitted)	$54,540	$54,156	$49,628	$33,728	$25,641

	Year ended
Class R4	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$12.25	$12.20	$12.08	$12.30	$12.16

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.34	$0.31	$0.24	$0.21	$0.24
Net realized and unrealized gain (loss)	0.30	0.19	0.39	(0.12)	0.23
Total from investment operations	$0.64	$0.50	$0.63	$0.09	$0.47

Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.30)	$(0.27)	$(0.22)	$(0.26)
From net realized gain	(0.15)	(0.15)	(0.24)	(0.09)	(0.07)
Total distributions declared to shareholders	$(0.50)	$(0.45)	$(0.51)	$(0.31)	$(0.33)
Net asset value, end of period (x)	$12.39	$12.25	$12.20	$12.08	$12.30
Total return (%) (r)(s)(t)(x)	5.44	4.10	5.35	0.75	3.92

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.20	0.21	0.21	0.13	0.14

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00

Net investment income (loss) (l)	2.82	2.51	2.01	1.78	1.93

Portfolio turnover	10	11	25	10	14
Net assets at end of period (000 omitted)	$47,906	$52,790	$112,472	$83,522	$75,336

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

			Year ended
Class R6			4/30/19	4/30/18	4/30/17 (i)

Net asset value, beginning of period			$12.29	$12.23	$12.37

Income (loss) from investment operations
Net investment income (loss) (d)(l)			$0.35	$0.35	$0.11
Net realized and unrealized gain (loss)			0.30	0.17	0.21
Total from investment operations			$0.65	$0.52	$0.32

Less distributions declared to shareholders
From net investment income			$(0.36)	$(0.31)	$(0.22)
From net realized gain			(0.15)	(0.15)	(0.24)
Total distributions declared to shareholders			$(0.51)	$(0.46)	$(0.46)
Net asset value, end of period (x)			$12.43	$12.29	$12.23
Total return (%) (r)(s)(t)(x)			5.52	4.28	2.70	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)			0.12	0.10	0.21	(a)

Expenses after expense reductions (f)(h)			0.00	0.00	0.00	(a)

Net investment income (loss) (l)			2.84	2.83	1.34	(a)

Portfolio turnover			10	11	25
Net assets at end of period (000 omitted)			$33,595	$26,728	$6,775

	Year ended
Class 529A	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15 (i)

Net asset value, beginning of period	$10.06	$10.04	$9.98	$10.17	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.25	$0.22	$0.17	$0.15	$0.02
Net realized and unrealized gain (loss)	0.25	0.17	0.32	(0.10)	0.19
Total from investment operations	$0.50	$0.39	$0.49	$0.05	$0.21

Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.22)	$(0.19)	$(0.15)	$(0.04)
From net realized gain	(0.15)	(0.15)	(0.24)	(0.09)	—
Total distributions declared to shareholders	$(0.41)	$(0.37)	$(0.43)	$(0.24)	$(0.04)
Net asset value, end of period (x)	$10.15	$10.06	$10.04	$9.98	$10.17
Total return (%) (r)(s)(t)(x)	5.16	3.84	5.08	0.53	2.07	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.50	0.53	0.56	0.48	0.53	(a)

Expenses after expense reductions (f)(h)	0.27	0.28	0.29	0.29	0.30	(a)

Net investment income (loss) (l)	2.55	2.16	1.70	1.48	0.70	(a)

Portfolio turnover	10	11	25	10	14
Net assets at end of period (000 omitted)	$108,398	$83,713	$73,448	$52,434	$47,993

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

	Year ended
Class 529B	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15 (i)

Net asset value, beginning of period	$10.06	$10.04	$9.98	$10.17	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.18	$0.14	$0.10	$0.07	$(0.00	)(w)
Net realized and unrealized gain (loss)	0.24	0.17	0.32	(0.10)	0.18
Total from investment operations	$0.42	$0.31	$0.42	$(0.03)	$0.18

Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.14)	$(0.12)	$(0.07)	$(0.01)
From net realized gain	(0.15)	(0.15)	(0.24)	(0.09)	—
Total distributions declared to shareholders	$(0.33)	$(0.29)	$(0.36)	$(0.16)	$(0.01)
Net asset value, end of period (x)	$10.15	$10.06	$10.04	$9.98	$10.17
Total return (%) (r)(s)(t)(x)	4.38	3.07	4.30	(0.22)	1.83	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.25	1.28	1.31	1.23	1.28	(a)

Expenses after expense reductions (f)(h)	1.02	1.04	1.05	1.04	1.04	(a)

Net investment income (loss) (l)	1.78	1.36	0.96	0.73	(0.05	)(a)

Portfolio turnover	10	11	25	10	14
Net assets at end of period (000 omitted)	$4,492	$3,975	$4,722	$3,456	$3,428

	Year ended
Class 529C	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15 (i)

Net asset value, beginning of period	$10.05	$10.04	$9.98	$10.17	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.18	$0.14	$0.09	$0.07	$(0.00	)(w)
Net realized and unrealized gain (loss)	0.25	0.16	0.33	(0.10)	0.18
Total from investment operations	$0.43	$0.30	$0.42	$(0.03)	$0.18

Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.14)	$(0.12)	$(0.07)	$(0.01)
From net realized gain	(0.15)	(0.15)	(0.24)	(0.09)	—
Total distributions declared to shareholders	$(0.33)	$(0.29)	$(0.36)	$(0.16)	$(0.01)
Net asset value, end of period (x)	$10.15	$10.05	$10.04	$9.98	$10.17
Total return (%) (r)(s)(t)(x)	4.48	2.97	4.30	(0.22)	1.83	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.25	1.28	1.31	1.23	1.28	(a)

Expenses after expense reductions (f)(h)	1.03	1.04	1.05	1.04	1.05	(a)

Net investment income (loss) (l)	1.79	1.40	0.94	0.74	(0.05	)(a)

Portfolio turnover	10	11	25	10	14
Net assets at end of period (000 omitted)	$34,160	$34,039	$32,166	$26,047	$23,987

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(i)

For Class 529A, Class 529B, Class 529C, and Class R6, the period is from the class inception, January 8, 2015 (Classes 529A, 529B, and 529C) and August 29, 2016 (Class R6), respectively, through the stated period end.

(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$13.01	$12.94	$13.08	$13.52	$13.16

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.33	$0.29	$0.23	$0.20	$0.22
Net realized and unrealized gain (loss)	0.30	0.35	0.60	(0.18)	0.40
Total from investment operations	$0.63	$0.64	$0.83	$0.02	$0.62

Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.35)	$(0.21)	$(0.23)	$(0.26)
From net realized gain	(0.34)	(0.22)	(0.76)	(0.23)	—
Total distributions declared to shareholders	$(0.66)	$(0.57)	$(0.97)	$(0.46)	$(0.26)
Net asset value, end of period (x)	$12.98	$13.01	$12.94	$13.08	$13.52
Total return (%) (r)(s)(t)(x)	5.30	4.94	6.60	0.20	4.76

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.48	0.48	0.48	0.40	0.42

Expenses after expense reductions (f)(h)	0.23	0.24	0.25	0.25	0.25

Net investment income (loss) (l)	2.56	2.22	1.73	1.52	1.62

Portfolio turnover	17	19	35	11	18
Net assets at end of period (000 omitted)	$44,271	$46,580	$50,239	$46,171	$45,846

	Year ended
Class B	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$12.92	$12.84	$12.98	$13.41	$13.06

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.23	$0.19	$0.13	$0.10	$0.12
Net realized and unrealized gain (loss)	0.31	0.35	0.59	(0.17)	0.39
Total from investment operations	$0.54	$0.54	$0.72	$(0.07)	$0.51

Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.24)	$(0.10)	$(0.13)	$(0.16)
From net realized gain	(0.34)	(0.22)	(0.76)	(0.23)	—
Total distributions declared to shareholders	$(0.55)	$(0.46)	$(0.86)	$(0.36)	$(0.16)
Net asset value, end of period (x)	$12.91	$12.92	$12.84	$12.98	$13.41
Total return (%) (r)(s)(t)(x)	4.49	4.21	5.75	(0.49)	3.96

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.23	1.23	1.22	1.15	1.17

Expenses after expense reductions (f)(h)	0.98	0.99	1.00	1.00	1.00

Net investment income (loss) (l)	1.81	1.46	0.99	0.77	0.93

Portfolio turnover	17	19	35	11	18
Net assets at end of period (000 omitted)	$3,148	$4,420	$5,425	$6,376	$6,605

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Year ended
Class C	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$12.74	$12.67	$12.83	$13.26	$12.92

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.23	$0.19	$0.13	$0.10	$0.12
Net realized and unrealized gain (loss)	0.30	0.34	0.58	(0.18)	0.39
Total from investment operations	$0.53	$0.53	$0.71	$(0.08)	$0.51

Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.24)	$(0.11)	$(0.12)	$(0.17)
From net realized gain	(0.34)	(0.22)	(0.76)	(0.23)	—
Total distributions declared to shareholders	$(0.56)	$(0.46)	$(0.87)	$(0.35)	$(0.17)
Net asset value, end of period (x)	$12.71	$12.74	$12.67	$12.83	$13.26
Total return (%) (r)(s)(t)(x)	4.50	4.20	5.76	(0.53)	3.97

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.23	1.23	1.23	1.15	1.17

Expenses after expense reductions (f)(h)	0.98	0.99	1.00	1.00	1.00

Net investment income (loss) (l)	1.82	1.47	0.98	0.76	0.92

Portfolio turnover	17	19	35	11	18
Net assets at end of period (000 omitted)	$11,881	$13,178	$16,629	$17,196	$18,428

	Year ended
Class I	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$13.10	$13.03	$13.16	$13.60	$13.24

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.36	$0.33	$0.30	$0.23	$0.26
Net realized and unrealized gain (loss)	0.31	0.35	0.57	(0.18)	0.40
Total from investment operations	$0.67	$0.68	$0.87	$0.05	$0.66

Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.39)	$(0.24)	$(0.26)	$(0.30)
From net realized gain	(0.34)	(0.22)	(0.76)	(0.23)	—
Total distributions declared to shareholders	$(0.70)	$(0.61)	$(1.00)	$(0.49)	$(0.30)
Net asset value, end of period (x)	$13.07	$13.10	$13.03	$13.16	$13.60
Total return (%) (r)(s)(t)(x)	5.54	5.19	6.91	0.45	5.03

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.23	0.23	0.21	0.15	0.17

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00

Net investment income (loss) (l)	2.76	2.50	2.25	1.78	1.93

Portfolio turnover	17	19	35	11	18
Net assets at end of period (000 omitted)	$2,134	$1,742	$1,631	$4,466	$7,312

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Year ended
Class R1	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$12.94	$12.88	$13.00	$13.42	$13.06

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.23	$0.20	$0.12	$0.10	$0.12
Net realized and unrealized gain (loss)	0.31	0.34	0.60	(0.18)	0.40
Total from investment operations	$0.54	$0.54	$0.72	$(0.08)	$0.52

Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.26)	$(0.08)	$(0.11)	$(0.16)
From net realized gain	(0.34)	(0.22)	(0.76)	(0.23)	—
Total distributions declared to shareholders	$(0.57)	$(0.48)	$(0.84)	$(0.34)	$(0.16)
Net asset value, end of period (x)	$12.91	$12.94	$12.88	$13.00	$13.42
Total return (%) (r)(s)(t)(x)	4.51	4.19	5.73	(0.54)	3.99

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.23	1.23	1.22	1.15	1.17

Expenses after expense reductions (f)(h)	0.98	0.99	1.00	1.00	1.00

Net investment income (loss) (l)	1.82	1.49	0.95	0.78	0.93

Portfolio turnover	17	19	35	11	18
Net assets at end of period (000 omitted)	$4,510	$4,587	$4,355	$4,794	$6,357

	Year ended
Class R2	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$12.91	$12.84	$13.00	$13.43	$13.08

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.30	$0.26	$0.19	$0.17	$0.19
Net realized and unrealized gain (loss)	0.30	0.35	0.59	(0.18)	0.39
Total from investment operations	$0.60	$0.61	$0.78	$(0.01)	$0.58

Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.32)	$(0.18)	$(0.19)	$(0.23)
From net realized gain	(0.34)	(0.22)	(0.76)	(0.23)	—
Total distributions declared to shareholders	$(0.63)	$(0.54)	$(0.94)	$(0.42)	$(0.23)
Net asset value, end of period (x)	$12.88	$12.91	$12.84	$13.00	$13.43
Total return (%) (r)(s)(t)(x)	5.04	4.73	6.26	0.01	4.48

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.73	0.73	0.73	0.65	0.67

Expenses after expense reductions (f)(h)	0.48	0.49	0.50	0.50	0.50

Net investment income (loss) (l)	2.32	1.97	1.49	1.28	1.42

Portfolio turnover	17	19	35	11	18
Net assets at end of period (000 omitted)	$47,259	$72,233	$76,217	$63,116	$68,263

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Year ended
Class R3	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$13.01	$12.95	$13.09	$13.53	$13.18

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.34	$0.30	$0.22	$0.19	$0.22
Net realized and unrealized gain (loss)	0.30	0.34	0.61	(0.17)	0.40
Total from investment operations	$0.64	$0.64	$0.83	$0.02	$0.62

Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.36)	$(0.21)	$(0.23)	$(0.27)
From net realized gain	(0.34)	(0.22)	(0.76)	(0.23)	—
Total distributions declared to shareholders	$(0.67)	$(0.58)	$(0.97)	$(0.46)	$(0.27)
Net asset value, end of period (x)	$12.98	$13.01	$12.95	$13.09	$13.53
Total return (%) (r)(s)(t)(x)	5.33	4.90	6.59	0.20	4.72

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.48	0.48	0.48	0.40	0.42

Expenses after expense reductions (f)(h)	0.23	0.24	0.25	0.25	0.25

Net investment income (loss) (l)	2.61	2.24	1.71	1.45	1.67

Portfolio turnover	17	19	35	11	18
Net assets at end of period (000 omitted)	$79,478	$84,245	$74,655	$63,904	$51,380

	Year ended
Class R4	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$13.10	$13.01	$13.15	$13.58	$13.23

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.37	$0.34	$0.27	$0.23	$0.26
Net realized and unrealized gain (loss)	0.30	0.34	0.59	(0.17)	0.39
Total from investment operations	$0.67	$0.68	$0.86	$0.06	$0.65

Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.37)	$(0.24)	$(0.26)	$(0.30)
From net realized gain	(0.34)	(0.22)	(0.76)	(0.23)	—
Total distributions declared to shareholders	$(0.70)	$(0.59)	$(1.00)	$(0.49)	$(0.30)
Net asset value, end of period (x)	$13.07	$13.10	$13.01	$13.15	$13.58
Total return (%) (r)(s)(t)(x)	5.55	5.24	6.83	0.53	4.96

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.23	0.24	0.23	0.15	0.17

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00

Net investment income (loss) (l)	2.82	2.56	2.02	1.76	1.94

Portfolio turnover	17	19	35	11	18
Net assets at end of period (000 omitted)	$85,763	$87,475	$146,535	$165,273	$159,446

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Year ended
Class R6	4/30/19	4/30/18	4/30/17 (i)

Net asset value, beginning of period	$13.09	$13.02	$13.60

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.38	$0.38	$0.11
Net realized and unrealized gain (loss)	0.30	0.31	0.32
Total from investment operations	$0.68	$0.69	$0.43

Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.40)	$(0.25)
From net realized gain	(0.34)	(0.22)	(0.76)
Total distributions declared to shareholders	$(0.72)	$(0.62)	$(1.01)
Net asset value, end of period (x)	$13.05	$13.09	$13.02
Total return (%) (r)(s)(t)(x)	5.62	5.33	3.43	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.11	0.10	0.16	(a)

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	(a)

Net investment income (loss) (l)	2.95	2.82	1.28	(a)

Portfolio turnover	17	19	35
Net assets at end of period (000 omitted)	$63,809	$45,280	$21,091

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$12.83	$12.35	$11.76	$12.19	$11.81

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.33	$0.29	$0.20	$0.16	$0.19
Net realized and unrealized gain (loss)	0.35	0.62	0.84	(0.24)	0.47
Total from investment operations	$0.68	$0.91	$1.04	$(0.08)	$0.66

Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.35)	$(0.17)	$(0.18)	$(0.20)
From net realized gain	(0.17)	(0.08)	(0.28)	(0.17)	(0.08)
Total distributions declared to shareholders	$(0.48)	$(0.43)	$(0.45)	$(0.35)	$(0.28)
Net asset value, end of period (x)	$13.03	$12.83	$12.35	$11.76	$12.19
Total return (%) (r)(s)(t)(x)	5.70	7.34	9.03	(0.60)	5.64

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.52	0.54	0.55	0.53	0.48

Expenses after expense reductions (f)(h)	0.22	0.23	0.24	0.23	0.23

Net investment income (loss) (l)	2.62	2.28	1.62	1.34	1.58

Portfolio turnover	14	37	33	10	13
Net assets at end of period (000 omitted)	$19,689	$16,710	$14,518	$12,598	$8,807

	Year ended
Class B	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$12.72	$12.26	$11.68	$12.11	$11.75

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.23	$0.19	$0.10	$0.07	$0.10
Net realized and unrealized gain (loss)	0.36	0.60	0.85	(0.24)	0.47
Total from investment operations	$0.59	$0.79	$0.95	$(0.17)	$0.57

Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.25)	$(0.09)	$(0.09)	$(0.13)
From net realized gain	(0.17)	(0.08)	(0.28)	(0.17)	(0.08)
Total distributions declared to shareholders	$(0.38)	$(0.33)	$(0.37)	$(0.26)	$(0.21)
Net asset value, end of period (x)	$12.93	$12.72	$12.26	$11.68	$12.11
Total return (%) (r)(s)(t)(x)	4.96	6.40	8.23	(1.37)	4.83

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.27	1.29	1.29	1.28	1.23

Expenses after expense reductions (f)(h)	0.97	1.00	1.00	1.00	1.00

Net investment income (loss) (l)	1.82	1.47	0.86	0.59	0.83

Portfolio turnover	14	37	33	10	13
Net assets at end of period (000 omitted)	$1,501	$1,472	$1,340	$1,190	$1,035

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

	Year ended
Class C	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$12.66	$12.21	$11.63	$12.07	$11.71

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.22	$0.19	$0.10	$0.07	$0.10
Net realized and unrealized gain (loss)	0.37	0.60	0.84	(0.24)	0.47
Total from investment operations	$0.59	$0.79	$0.94	$(0.17)	$0.57

Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.26)	$(0.08)	$(0.10)	$(0.13)
From net realized gain	(0.17)	(0.08)	(0.28)	(0.17)	(0.08)
Total distributions declared to shareholders	$(0.39)	$(0.34)	$(0.36)	$(0.27)	$(0.21)
Net asset value, end of period (x)	$12.86	$12.66	$12.21	$11.63	$12.07
Total return (%) (r)(s)(t)(x)	4.94	6.42	8.24	(1.37)	4.86

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.27	1.29	1.29	1.28	1.23

Expenses after expense reductions (f)(h)	0.99	1.00	1.00	1.00	1.00

Net investment income (loss) (l)	1.78	1.50	0.83	0.59	0.80

Portfolio turnover	14	37	33	10	13
Net assets at end of period (000 omitted)	$4,186	$3,571	$3,311	$2,846	$2,213

	Year ended
Class I	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$12.87	$12.40	$11.79	$12.22	$11.83

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.41	$0.25	$0.27	$0.19	$0.23
Net realized and unrealized gain (loss)	0.32	0.68	0.82	(0.25)	0.46
Total from investment operations	$0.73	$0.93	$1.09	$(0.06)	$0.69

Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.38)	$(0.20)	$(0.20)	$(0.22)
From net realized gain	(0.17)	(0.08)	(0.28)	(0.17)	(0.08)
Total distributions declared to shareholders	$(0.52)	$(0.46)	$(0.48)	$(0.37)	$(0.30)
Net asset value, end of period (x)	$13.08	$12.87	$12.40	$11.79	$12.22
Total return (%) (r)(s)(t)(x)	6.05	7.44	9.42	(0.39)	5.89

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.27	0.32	0.28	0.29	0.23

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00

Net investment income (loss) (l)	3.23	1.96	2.25	1.59	1.87

Portfolio turnover	14	37	33	10	13
Net assets at end of period (000 omitted)	$1,228	$538	$127	$4,563	$1,889

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

	Year ended
Class R1	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$12.76	$12.33	$11.79	$12.17	$11.78

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.22	$0.20	$0.09	$0.06	$0.09
Net realized and unrealized gain (loss)	0.37	0.60	0.86	(0.24)	0.48
Total from investment operations	$0.59	$0.80	$0.95	$(0.18)	$0.57

Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.29)	$(0.13)	$(0.03)	$(0.10)
From net realized gain	(0.17)	(0.08)	(0.28)	(0.17)	(0.08)
Total distributions declared to shareholders	$(0.40)	$(0.37)	$(0.41)	$(0.20)	$(0.18)
Net asset value, end of period (x)	$12.95	$12.76	$12.33	$11.79	$12.17
Total return (%) (r)(s)(t)(x)	4.97	6.46	8.24	(1.40)	4.88

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.27	1.30	1.31	1.26	1.23

Expenses after expense reductions (f)(h)	0.99	1.00	1.00	1.00	1.00

Net investment income (loss) (l)	1.76	1.58	0.77	0.51	0.73

Portfolio turnover	14	37	33	10	13
Net assets at end of period (000 omitted)	$1,578	$1,234	$432	$87	$163

	Year ended
Class R2	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$12.74	$12.29	$11.73	$12.17	$11.78

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.28	$0.26	$0.17	$0.12	$0.15
Net realized and unrealized gain (loss)	0.37	0.60	0.84	(0.24)	0.49
Total from investment operations	$0.65	$0.86	$1.01	$(0.12)	$0.64

Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.33)	$(0.17)	$(0.15)	$(0.17)
From net realized gain	(0.17)	(0.08)	(0.28)	(0.17)	(0.08)
Total distributions declared to shareholders	$(0.43)	$(0.41)	$(0.45)	$(0.32)	$(0.25)
Net asset value, end of period (x)	$12.96	$12.74	$12.29	$11.73	$12.17
Total return (%) (r)(s)(t)(x)	5.48	6.95	8.75	(0.89)	5.42

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.77	0.79	0.81	0.79	0.73

Expenses after expense reductions (f)(h)	0.49	0.50	0.50	0.50	0.50

Net investment income (loss) (l)	2.21	2.06	1.40	1.02	1.27

Portfolio turnover	14	37	33	10	13
Net assets at end of period (000 omitted)	$36,121	$35,799	$23,253	$7,489	$4,200

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

	Year ended
Class R3	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$12.81	$12.35	$11.76	$12.19	$11.80

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.33	$0.29	$0.20	$0.15	$0.17
Net realized and unrealized gain (loss)	0.36	0.60	0.85	(0.23)	0.49
Total from investment operations	$0.69	$0.89	$1.05	$(0.08)	$0.66

Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.35)	$(0.18)	$(0.18)	$(0.19)
From net realized gain	(0.17)	(0.08)	(0.28)	(0.17)	(0.08)
Total distributions declared to shareholders	$(0.48)	$(0.43)	$(0.46)	$(0.35)	$(0.27)
Net asset value, end of period (x)	$13.02	$12.81	$12.35	$11.76	$12.19
Total return (%) (r)(s)(t)(x)	5.75	7.19	9.08	(0.60)	5.65

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.52	0.54	0.55	0.54	0.48

Expenses after expense reductions (f)(h)	0.24	0.25	0.25	0.25	0.25

Net investment income (loss) (l)	2.56	2.24	1.61	1.27	1.45

Portfolio turnover	14	37	33	10	13
Net assets at end of period (000 omitted)	$76,112	$63,426	$39,042	$22,370	$12,732

	Year ended
Class R4	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$12.88	$12.40	$11.79	$12.22	$11.83

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.36	$0.35	$0.22	$0.19	$0.22
Net realized and unrealized gain (loss)	0.37	0.58	0.87	(0.25)	0.47
Total from investment operations	$0.73	$0.93	$1.09	$(0.06)	$0.69

Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.37)	$(0.20)	$(0.20)	$(0.22)
From net realized gain	(0.17)	(0.08)	(0.28)	(0.17)	(0.08)
Total distributions declared to shareholders	$(0.51)	$(0.45)	$(0.48)	$(0.37)	$(0.30)
Net asset value, end of period (x)	$13.10	$12.88	$12.40	$11.79	$12.22
Total return (%) (r)(s)(t)(x)	6.06	7.43	9.42	(0.40)	5.88

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.27	0.28	0.30	0.28	0.23

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00

Net investment income (loss) (l)	2.82	2.68	1.84	1.59	1.82

Portfolio turnover	14	37	33	10	13
Net assets at end of period (000 omitted)	$105,032	$81,894	$135,040	$105,570	$98,370

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

	Year ended
Class R6	4/30/19	4/30/18	4/30/17 (i)

Net asset value, beginning of period	$12.88	$12.41	$12.30

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.38	$0.40	$0.11
Net realized and unrealized gain (loss)	0.37	0.55	0.48
Total from investment operations	$0.75	$0.95	$0.59

Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.40)	$(0.20)
From net realized gain	(0.17)	(0.08)	(0.28)
Total distributions declared to shareholders	$(0.53)	$(0.48)	$(0.48)
Net asset value, end of period (x)	$13.10	$12.88	$12.41
Total return (%) (r)(s)(t)(x)	6.21	7.57	5.02	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.14	0.15	0.20	(a)

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	(a)

Net investment income (loss) (l)	2.93	3.08	1.31	(a)

Portfolio turnover	14	37	33
Net assets at end of period (000 omitted)	$47,026	$32,384	$10,834

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$15.48	$14.57	$13.91	$14.55	$13.90

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.37	$0.34	$0.19	$0.16	$0.18
Net realized and unrealized gain (loss)	0.49	1.13	1.42	(0.38)	0.70
Total from investment operations	$0.86	$1.47	$1.61	$(0.22)	$0.88

Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.36)	$(0.19)	$(0.20)	$(0.23)
From net realized gain	(0.39)	(0.20)	(0.76)	(0.22)	—
Total distributions declared to shareholders	$(0.75)	$(0.56)	$(0.95)	$(0.42)	$(0.23)
Net asset value, end of period (x)	$15.59	$15.48	$14.57	$13.91	$14.55
Total return (%) (r)(s)(t)(x)	6.24	10.09	12.01	(1.51)	6.37

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.46	0.46	0.47	0.42	0.44

Expenses after expense reductions (f)(h)	0.23	0.23	0.25	0.24	0.24

Net investment income (loss) (l)	2.40	2.18	1.36	1.13	1.29

Portfolio turnover	18	19	50	6	11
Net assets at end of period (000 omitted)	$63,579	$61,458	$57,961	$44,995	$42,887

	Year ended
Class B	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$15.26	$14.37	$13.73	$14.37	$13.73

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.25	$0.21	$0.08	$0.05	$0.07
Net realized and unrealized gain (loss)	0.50	1.13	1.40	(0.38)	0.69
Total from investment operations	$0.75	$1.34	$1.48	$(0.33)	$0.76

Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.25)	$(0.08)	$(0.09)	$(0.12)
From net realized gain	(0.39)	(0.20)	(0.76)	(0.22)	—
Total distributions declared to shareholders	$(0.64)	$(0.45)	$(0.84)	$(0.31)	$(0.12)
Net asset value, end of period (x)	$15.37	$15.26	$14.37	$13.73	$14.37
Total return (%) (r)(s)(t)(x)	5.44	9.28	11.15	(2.27)	5.59

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.21	1.21	1.22	1.17	1.19

Expenses after expense reductions (f)(h)	0.99	0.99	1.00	1.00	1.00

Net investment income (loss) (l)	1.67	1.42	0.60	0.37	0.53

Portfolio turnover	18	19	50	6	11
Net assets at end of period (000 omitted)	$8,727	$8,834	$8,753	$8,498	$8,414

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Year ended
Class C	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$15.16	$14.29	$13.66	$14.29	$13.67

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.25	$0.21	$0.09	$0.05	$0.08
Net realized and unrealized gain (loss)	0.49	1.11	1.38	(0.37)	0.67
Total from investment operations	$0.74	$1.32	$1.47	$(0.32)	$0.75

Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.25)	$(0.08)	$(0.09)	$(0.13)
From net realized gain	(0.39)	(0.20)	(0.76)	(0.22)	—
Total distributions declared to shareholders	$(0.63)	$(0.45)	$(0.84)	$(0.31)	$(0.13)
Net asset value, end of period (x)	$15.27	$15.16	$14.29	$13.66	$14.29
Total return (%) (r)(s)(t)(x)	5.46	9.21	11.17	(2.20)	5.51

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.21	1.21	1.22	1.17	1.19

Expenses after expense reductions (f)(h)	0.99	0.99	1.00	1.00	1.00

Net investment income (loss) (l)	1.63	1.42	0.61	0.38	0.55

Portfolio turnover	18	19	50	6	11
Net assets at end of period (000 omitted)	$15,790	$15,885	$15,827	$15,554	$15,521

	Year ended
Class I	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$15.55	$14.63	$14.00	$14.63	$13.98

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.42	$0.38	$0.28	$0.19	$0.23
Net realized and unrealized gain (loss)	0.48	1.14	1.33	(0.37)	0.68
Total from investment operations	$0.90	$1.52	$1.61	$(0.18)	$0.91

Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.40)	$(0.22)	$(0.23)	$(0.26)
From net realized gain	(0.39)	(0.20)	(0.76)	(0.22)	—
Total distributions declared to shareholders	$(0.79)	$(0.60)	$(0.98)	$(0.45)	$(0.26)
Net asset value, end of period (x)	$15.66	$15.55	$14.63	$14.00	$14.63
Total return (%) (r)(s)(t)(x)	6.50	10.38	11.95	(1.19)	6.57

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.21	0.21	0.20	0.17	0.20

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00

Net investment income (loss) (l)	2.70	2.48	1.96	1.36	1.61

Portfolio turnover	18	19	50	6	11
Net assets at end of period (000 omitted)	$2,282	$2,171	$1,743	$12,156	$11,665

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Year ended
Class R1	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$15.32	$14.44	$13.78	$14.39	$13.75

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.26	$0.21	$0.08	$0.04	$0.09
Net realized and unrealized gain (loss)	0.48	1.13	1.40	(0.36)	0.67
Total from investment operations	$0.74	$1.34	$1.48	$(0.32)	$0.76

Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.26)	$(0.06)	$(0.07)	$(0.12)
From net realized gain	(0.39)	(0.20)	(0.76)	(0.22)	—
Total distributions declared to shareholders	$(0.64)	$(0.46)	$(0.82)	$(0.29)	$(0.12)
Net asset value, end of period (x)	$15.42	$15.32	$14.44	$13.78	$14.39
Total return (%) (r)(s)(t)(x)	5.42	9.26	11.13	(2.25)	5.56

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.21	1.21	1.22	1.17	1.19

Expenses after expense reductions (f)(h)	0.99	0.99	1.00	1.00	1.00

Net investment income (loss) (l)	1.69	1.38	0.57	0.31	0.61

Portfolio turnover	18	19	50	6	11
Net assets at end of period (000 omitted)	$7,423	$6,825	$5,740	$6,427	$8,165

	Year ended
Class R2	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$15.32	$14.43	$13.79	$14.43	$13.79

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.33	$0.30	$0.16	$0.12	$0.14
Net realized and unrealized gain (loss)	0.49	1.12	1.40	(0.38)	0.69
Total from investment operations	$0.82	$1.42	$1.56	$(0.26)	$0.83

Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.33)	$(0.16)	$(0.16)	$(0.19)
From net realized gain	(0.39)	(0.20)	(0.76)	(0.22)	—
Total distributions declared to shareholders	$(0.71)	$(0.53)	$(0.92)	$(0.38)	$(0.19)
Net asset value, end of period (x)	$15.43	$15.32	$14.43	$13.79	$14.43
Total return (%) (r)(s)(t)(x)	6.00	9.80	11.73	(1.78)	6.07

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.71	0.71	0.72	0.67	0.69

Expenses after expense reductions (f)(h)	0.49	0.49	0.50	0.50	0.50

Net investment income (loss) (l)	2.17	1.95	1.13	0.88	1.01

Portfolio turnover	18	19	50	6	11
Net assets at end of period (000 omitted)	$78,171	$112,223	$105,808	$83,102	$79,912
See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Year ended
Class R3	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$15.44	$14.54	$13.88	$14.52	$13.87

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.37	$0.34	$0.19	$0.15	$0.18
Net realized and unrealized gain (loss)	0.49	1.12	1.42	(0.37)	0.70
Total from investment operations	$0.86	$1.46	$1.61	$(0.22)	$0.88

Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.36)	$(0.19)	$(0.20)	$(0.23)
From net realized gain	(0.39)	(0.20)	(0.76)	(0.22)	—
Total distributions declared to shareholders	$(0.76)	$(0.56)	$(0.95)	$(0.42)	$(0.23)
Net asset value, end of period (x)	$15.54	$15.44	$14.54	$13.88	$14.52
Total return (%) (r)(s)(t)(x)	6.21	10.07	12.03	(1.52)	6.37

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.46	0.46	0.47	0.42	0.44

Expenses after expense reductions (f)(h)	0.24	0.24	0.25	0.25	0.25

Net investment income (loss) (l)	2.44	2.20	1.34	1.06	1.27

Portfolio turnover	18	19	50	6	11
Net assets at end of period (000 omitted)	$146,737	$136,815	$109,088	$90,624	$71,753

	Year ended
Class R4	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$15.56	$14.64	$13.97	$14.61	$13.96

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.40	$0.40	$0.24	$0.19	$0.22
Net realized and unrealized gain (loss)	0.51	1.11	1.41	(0.38)	0.69
Total from investment operations	$0.91	$1.51	$1.65	$(0.19)	$0.91

Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.39)	$(0.22)	$(0.23)	$(0.26)
From net realized gain	(0.39)	(0.20)	(0.76)	(0.22)	—
Total distributions declared to shareholders	$(0.79)	$(0.59)	$(0.98)	$(0.45)	$(0.26)
Net asset value, end of period (x)	$15.68	$15.56	$14.64	$13.97	$14.61
Total return (%) (r)(s)(t)(x)	6.56	10.30	12.28	(1.26)	6.58

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.21	0.21	0.22	0.17	0.20

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00

Net investment income (loss) (l)	2.61	2.57	1.66	1.37	1.56

Portfolio turnover	18	19	50	6	11
Net assets at end of period (000 omitted)	$158,288	$148,064	$188,413	$184,249	$169,285

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Year ended
Class R6	4/30/19	4/30/18	4/30/17 (i)

Net asset value, beginning of period	$15.56	$14.65	$14.67

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.44	$0.45	$0.07
Net realized and unrealized gain (loss)	0.49	1.08	0.90
Total from investment operations	$0.93	$1.53	$0.97

Less distributions declared to shareholders
From net investment income	$(0.42)	$(0.42)	$(0.23)
From net realized gain	(0.39)	(0.20)	(0.76)
Total distributions declared to shareholders	$(0.81)	$(0.62)	$(0.99)
Net asset value, end of period (x)	$15.68	$15.56	$14.65
Total return (%) (r)(s)(t)(x)	6.71	10.43	7.05	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.08	0.08	0.13	(a)

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	(a)

Net investment income (loss) (l)	2.86	2.91	0.75	(a)

Portfolio turnover	18	19	50
Net assets at end of period (000 omitted)	$108,358	$73,753	$33,584

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$14.61	$13.49	$12.35	$12.96	$12.41

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.34	$0.31	$0.16	$0.12	$0.15
Net realized and unrealized gain (loss)	0.52	1.28	1.44	(0.35)	0.67
Total from investment operations	$0.86	$1.59	$1.60	$(0.23)	$0.82

Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.37)	$(0.15)	$(0.16)	$(0.18)
From net realized gain	(0.21)	(0.10)	(0.31)	(0.22)	(0.09)
Total distributions declared to shareholders	$(0.53)	$(0.47)	$(0.46)	$(0.38)	$(0.27)
Net asset value, end of period (x)	$14.94	$14.61	$13.49	$12.35	$12.96
Total return (%) (r)(s)(t)(x)	6.50	11.78	13.18	(1.71)	6.72

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.54	0.56	0.59	0.59	0.54

Expenses after expense reductions (f)(h)	0.24	0.25	0.25	0.24	0.24

Net investment income (loss) (l)	2.36	2.13	1.23	0.98	1.19

Portfolio turnover	12	33	43	7	8
Net assets at end of period (000 omitted)	$16,563	$15,369	$10,591	$7,454	$6,353

	Year ended
Class B	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$14.49	$13.39	$12.26	$12.88	$12.36

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.22	$0.19	$0.06	$0.02	$0.04
Net realized and unrealized gain (loss)	0.54	1.28	1.43	(0.34)	0.68
Total from investment operations	$0.76	$1.47	$1.49	$(0.32)	$0.72

Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.27)	$(0.05)	$(0.08)	$(0.11)
From net realized gain	(0.21)	(0.10)	(0.31)	(0.22)	(0.09)
Total distributions declared to shareholders	$(0.41)	$(0.37)	$(0.36)	$(0.30)	$(0.20)
Net asset value, end of period (x)	$14.84	$14.49	$13.39	$12.26	$12.88
Total return (%) (r)(s)(t)(x)	5.71	10.96	12.34	(2.45)	5.88

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.29	1.31	1.34	1.34	1.29

Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00

Net investment income (loss) (l)	1.55	1.31	0.45	0.20	0.33

Portfolio turnover	12	33	43	7	8
Net assets at end of period (000 omitted)	$1,650	$1,730	$1,314	$1,261	$950

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

	Year ended
Class C	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$14.45	$13.35	$12.22	$12.83	$12.32

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.22	$0.19	$0.05	$0.03	$0.05
Net realized and unrealized gain (loss)	0.53	1.28	1.43	(0.35)	0.67
Total from investment operations	$0.75	$1.47	$1.48	$(0.32)	$0.72

Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.27)	$(0.04)	$(0.07)	$(0.12)
From net realized gain	(0.21)	(0.10)	(0.31)	(0.22)	(0.09)
Total distributions declared to shareholders	$(0.42)	$(0.37)	$(0.35)	$(0.29)	$(0.21)
Net asset value, end of period (x)	$14.78	$14.45	$13.35	$12.22	$12.83
Total return (%) (r)(s)(t)(x)	5.69	11.00	12.28	(2.40)	5.89

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.29	1.31	1.34	1.33	1.29

Expenses after expense reductions (f)(h)	0.99	1.00	1.00	1.00	1.00

Net investment income (loss) (l)	1.54	1.35	0.40	0.27	0.39

Portfolio turnover	12	33	43	7	8
Net assets at end of period (000 omitted)	$2,730	$2,510	$1,893	$1,950	$1,965

	Year ended
Class I	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$14.64	$13.51	$12.40	$13.00	$12.44

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.37	$0.38	$0.26	$0.15	$0.17
Net realized and unrealized gain (loss)	0.53	1.25	1.34	(0.34)	0.69
Total from investment operations	$0.90	$1.63	$1.60	$(0.19)	$0.86

Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.40)	$(0.18)	$(0.19)	$(0.21)
From net realized gain	(0.21)	(0.10)	(0.31)	(0.22)	(0.09)
Total distributions declared to shareholders	$(0.57)	$(0.50)	$(0.49)	$(0.41)	$(0.30)
Net asset value, end of period (x)	$14.97	$14.64	$13.51	$12.40	$13.00
Total return (%) (r)(s)(t)(x)	6.76	12.10	13.12	(1.40)	6.98

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.29	0.32	0.32	0.33	0.29

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00

Net investment income (loss) (l)	2.55	2.59	2.01	1.19	1.36

Portfolio turnover	12	33	43	7	8
Net assets at end of period (000 omitted)	$843	$636	$311	$3,921	$3,507

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

	Year ended
Class R1	4/30/19	4/30/18	4/30/17	4/30/16		4/30/15

Net asset value, beginning of period	$14.50	$13.44	$12.39	$12.93		$12.39

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.22	$0.23	$0.07	$0.00	(w)	$0.04
Net realized and unrealized gain (loss)	0.54	1.25	1.42	(0.32)		0.68
Total from investment operations	$0.76	$1.48	$1.49	$(0.32)		$0.72

Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.32)	$(0.13)	$(0.00	)(w)	$(0.09)
From net realized gain	(0.21)	(0.10)	(0.31)	(0.22)		(0.09)
Total distributions declared to shareholders	$(0.43)	$(0.42)	$(0.44)	$(0.22)		$(0.18)
Net asset value, end of period (x)	$14.83	$14.50	$13.44	$12.39		$12.93
Total return (%) (r)(s)(t)(x)	5.72	11.00	12.22	(2.39)		5.90

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.29	1.31	1.36	1.31		1.29

Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00		1.00

Net investment income (loss) (l)	1.55	1.61	0.57	0.01		0.35

Portfolio turnover	12	33	43	7		8
Net assets at end of period (000 omitted)	$2,535	$1,974	$664	$118		$180

	Year ended
Class R2	4/30/19	4/30/18	4/30/17	4/30/16		4/30/15

Net asset value, beginning of period	$14.54	$13.43	$12.33	$12.93		$12.39

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.27	$0.27	$0.13	$0.08		$0.11
Net realized and unrealized gain (loss)	0.56	1.28	1.42	(0.33)		0.67
Total from investment operations	$0.83	$1.55	$1.55	$(0.25)		$0.78

Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.34)	$(0.14)	$(0.13)		$(0.15)
From net realized gain	(0.21)	(0.10)	(0.31)	(0.22)		(0.09)
Total distributions declared to shareholders	$(0.48)	$(0.44)	$(0.45)	$(0.35)		$(0.24)
Net asset value, end of period (x)	$14.89	$14.54	$13.43	$12.33		$12.93
Total return (%) (r)(s)(t)(x)	6.23	11.57	12.80	(1.87)		6.38

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.79	0.81	0.86	0.84		0.79

Expenses after expense reductions (f)(h)	0.50	0.50	0.50	0.50		0.50

Net investment income (loss) (l)	1.84	1.86	1.00	0.66		0.86

Portfolio turnover	12	33	43	7		8
Net assets at end of period (000 omitted)	$32,592	$32,185	$20,918	$5,805		$3,758

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

	Year ended
Class R3	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$14.63	$13.50	$12.37	$12.97	$12.43

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.34	$0.30	$0.16	$0.12	$0.14
Net realized and unrealized gain (loss)	0.52	1.30	1.43	(0.34)	0.67
Total from investment operations	$0.86	$1.60	$1.59	$(0.22)	$0.81

Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.37)	$(0.15)	$(0.16)	$(0.18)
From net realized gain	(0.21)	(0.10)	(0.31)	(0.22)	(0.09)
Total distributions declared to shareholders	$(0.53)	$(0.47)	$(0.46)	$(0.38)	$(0.27)
Net asset value, end of period (x)	$14.96	$14.63	$13.50	$12.37	$12.97
Total return (%) (r)(s)(t)(x)	6.46	11.85	13.11	(1.63)	6.61

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.54	0.56	0.60	0.59	0.54

Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	0.25

Net investment income (loss) (l)	2.31	2.10	1.23	0.95	1.08

Portfolio turnover	12	33	43	7	8
Net assets at end of period (000 omitted)	$71,027	$58,283	$35,284	$20,110	$12,389

	Year ended
Class R4	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$14.69	$13.54	$12.39	$13.00	$12.44

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.38	$0.38	$0.19	$0.15	$0.19
Net realized and unrealized gain (loss)	0.52	1.26	1.45	(0.35)	0.67
Total from investment operations	$0.90	$1.64	$1.64	$(0.20)	$0.86

Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.39)	$(0.18)	$(0.19)	$(0.21)
From net realized gain	(0.21)	(0.10)	(0.31)	(0.22)	(0.09)
Total distributions declared to shareholders	$(0.57)	$(0.49)	$(0.49)	$(0.41)	$(0.30)
Net asset value, end of period (x)	$15.02	$14.69	$13.54	$12.39	$13.00
Total return (%) (r)(s)(t)(x)	6.73	12.11	13.46	(1.48)	6.98

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.29	0.30	0.34	0.34	0.29

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00

Net investment income (loss) (l)	2.58	2.61	1.44	1.22	1.49

Portfolio turnover	12	33	43	7	8
Net assets at end of period (000 omitted)	$115,939	$87,528	$119,254	$86,982	$77,094

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

	Year ended
Class R6	4/30/19	4/30/18	4/30/17 (i)

Net asset value, beginning of period	$14.69	$13.55	$13.04

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.39	$0.44	$0.06
Net realized and unrealized gain (loss)	0.53	1.22	0.94
Total from investment operations	$0.92	$1.66	$1.00

Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.42)	$(0.18)
From net realized gain	(0.21)	(0.10)	(0.31)
Total distributions declared to shareholders	$(0.59)	$(0.52)	$(0.49)
Net asset value, end of period (x)	$15.02	$14.69	$13.55
Total return (%) (r)(s)(t)(x)	6.90	12.23	7.93	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.15	0.16	0.27	(a)

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	(a)

Net investment income (loss) (l)	2.67	3.03	0.63	(a)

Portfolio turnover	12	33	43
Net assets at end of period (000 omitted)	$44,655	$26,567	$9,531

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$16.38	$15.00	$14.07	$14.83	$14.09

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.35	$0.31	$0.15	$0.12	$0.14
Net realized and unrealized gain (loss)	0.57	1.61	1.72	(0.41)	0.84
Total from investment operations	$0.92	$1.92	$1.87	$(0.29)	$0.98

Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.36)	$(0.15)	$(0.17)	$(0.21)
From net realized gain	(0.48)	(0.18)	(0.79)	(0.30)	(0.03)
Total distributions declared to shareholders	$(0.84)	$(0.54)	$(0.94)	$(0.47)	$(0.24)
Net asset value, end of period (x)	$16.46	$16.38	$15.00	$14.07	$14.83
Total return (%) (r)(s)(t)(x)	6.45	12.86	13.76	(1.94)	6.97

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.48	0.48	0.50	0.45	0.48

Expenses after expense reductions (f)(h)	0.24	0.24	0.25	0.24	0.25

Net investment income (loss) (l)	2.15	1.90	1.04	0.83	0.99

Portfolio turnover	17	18	54	6	10
Net assets at end of period (000 omitted)	$36,747	$36,354	$35,093	$28,324	$26,564

	Year ended
Class B	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$16.23	$14.87	$13.95	$14.71	$13.98

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.22	$0.19	$0.04	$0.01	$0.03
Net realized and unrealized gain (loss)	0.59	1.59	1.71	(0.41)	0.83
Total from investment operations	$0.81	$1.78	$1.75	$(0.40)	$0.86

Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.24)	$(0.04)	$(0.06)	$(0.10)
From net realized gain	(0.48)	(0.18)	(0.79)	(0.30)	(0.03)
Total distributions declared to shareholders	$(0.70)	$(0.42)	$(0.83)	$(0.36)	$(0.13)
Net asset value, end of period (x)	$16.34	$16.23	$14.87	$13.95	$14.71
Total return (%) (r)(s)(t)(x)	5.66	12.00	12.94	(2.69)	6.16

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.23	1.23	1.25	1.20	1.23

Expenses after expense reductions (f)(h)	0.99	0.99	1.00	1.00	1.00

Net investment income (loss) (l)	1.39	1.20	0.27	0.06	0.23

Portfolio turnover	17	18	54	6	10
Net assets at end of period (000 omitted)	$4,588	$4,965	$4,924	$4,527	$4,432

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Year ended
Class C	4/30/19	4/30/18	4/30/17	4/30/16		4/30/15

Net asset value, beginning of period	$16.03	$14.70	$13.80	$14.55		$13.83

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.21	$0.19	$0.04	$(0.00	)(w)	$0.04
Net realized and unrealized gain (loss)	0.58	1.57	1.70	(0.40)		0.82
Total from investment operations	$0.79	$1.76	$1.74	$(0.40)		$0.86

Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.25)	$(0.05)	$(0.05)		$(0.11)
From net realized gain	(0.48)	(0.18)	(0.79)	(0.30)		(0.03)
Total distributions declared to shareholders	$(0.69)	$(0.43)	$(0.84)	$(0.35)		$(0.14)
Net asset value, end of period (x)	$16.13	$16.03	$14.70	$13.80		$14.55
Total return (%) (r)(s)(t)(x)	5.65	11.99	12.96	(2.71)		6.21

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.23	1.23	1.25	1.20		1.23

Expenses after expense reductions (f)(h)	0.99	1.00	1.00	1.00		1.00

Net investment income (loss) (l)	1.35	1.19	0.30	(0.01)		0.26

Portfolio turnover	17	18	54	6		10
Net assets at end of period (000 omitted)	$10,994	$11,735	$11,035	$10,226		$11,840

	Year ended
Class I	4/30/19	4/30/18	4/30/17 (i)	4/30/16		4/30/15

Net asset value, beginning of period	$16.47	$15.08	$14.17	$14.93		$14.18

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.42	$0.37	$0.26	$0.15		$0.19
Net realized and unrealized gain (loss)	0.55	1.60	1.63	(0.41)		0.83
Total from investment operations	$0.97	$1.97	$1.89	$(0.26)		$1.02

Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.40)	$(0.19)	$(0.20)		$(0.24)
From net realized gain	(0.48)	(0.18)	(0.79)	(0.30)		(0.03)
Total distributions declared to shareholders	$(0.87)	$(0.58)	$(0.98)	$(0.50)		$(0.27)
Net asset value, end of period (x)	$16.57	$16.47	$15.08	$14.17		$14.93
Total return (%) (r)(s)(t)(x)	6.75	13.11	13.77	(1.68)		7.24

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.23	0.23	0.24	0.20		0.23

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00		0.00

Net investment income (loss) (l)	2.55	2.30	1.78	1.09		1.30

Portfolio turnover	17	18	54	6		10
Net assets at end of period (000 omitted)	$1,432	$1,622	$1,670	$9,766		$8,679

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Year ended
Class R1	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$16.16	$14.82	$13.87	$14.62	$13.88

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.21	$0.18	$0.02	$0.00 (w)	$0.04
Net realized and unrealized gain (loss)	0.60	1.58	1.73	(0.40)	0.82
Total from investment operations	$0.81	$1.76	$1.75	$(0.40)	$0.86

Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.24)	$(0.01)	$(0.05)	$(0.09)
From net realized gain	(0.48)	(0.18)	(0.79)	(0.30)	(0.03)
Total distributions declared to shareholders	$(0.70)	$(0.42)	$(0.80)	$(0.35)	$(0.12)
Net asset value, end of period (x)	$16.27	$16.16	$14.82	$13.87	$14.62
Total return (%) (r)(s)(t)(x)	5.71	11.91	12.96	(2.70)	6.18

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.23	1.23	1.25	1.20	1.22

Expenses after expense reductions (f)(h)	0.99	1.00	1.00	1.00	1.00

Net investment income (loss) (l)	1.32	1.16	0.17	0.02	0.28

Portfolio turnover	17	18	54	6	10
Net assets at end of period (000 omitted)	$4,958	$4,606	$4,130	$5,279	$5,528

	Year ended
Class R2	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$16.24	$14.88	$13.97	$14.73	$14.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.31	$0.27	$0.11	$0.08	$0.11
Net realized and unrealized gain (loss)	0.57	1.59	1.71	(0.41)	0.82
Total from investment operations	$0.88	$1.86	$1.82	$(0.33)	$0.93

Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.32)	$(0.12)	$(0.13)	$(0.17)
From net realized gain	(0.48)	(0.18)	(0.79)	(0.30)	(0.03)
Total distributions declared to shareholders	$(0.78)	$(0.50)	$(0.91)	$(0.43)	$(0.20)
Net asset value, end of period (x)	$16.34	$16.24	$14.88	$13.97	$14.73
Total return (%) (r)(s)(t)(x)	6.23	12.55	13.46	(2.18)	6.68

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.73	0.73	0.75	0.70	0.73

Expenses after expense reductions (f)(h)	0.49	0.50	0.50	0.50	0.50

Net investment income (loss) (l)	1.92	1.69	0.79	0.58	0.76

Portfolio turnover	17	18	54	6	10
Net assets at end of period (000 omitted)	$59,429	$86,042	$82,965	$66,272	$61,127

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Year ended
Class R3	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$16.37	$15.00	$14.07	$14.83	$14.09

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.36	$0.31	$0.15	$0.10	$0.14
Net realized and unrealized gain (loss)	0.56	1.61	1.72	(0.39)	0.84
Total from investment operations	$0.92	$1.92	$1.87	$(0.29)	$0.98

Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.37)	$(0.15)	$(0.17)	$(0.21)
From net realized gain	(0.48)	(0.18)	(0.79)	(0.30)	(0.03)
Total distributions declared to shareholders	$(0.83)	$(0.55)	$(0.94)	$(0.47)	$(0.24)
Net asset value, end of period (x)	$16.46	$16.37	$15.00	$14.07	$14.83
Total return (%) (r)(s)(t)(x)	6.45	12.81	13.76	(1.93)	6.97

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.48	0.48	0.50	0.46	0.48

Expenses after expense reductions (f)(h)	0.24	0.25	0.25	0.25	0.25

Net investment income (loss) (l)	2.20	1.94	1.03	0.74	0.98

Portfolio turnover	17	18	54	6	10
Net assets at end of period (000 omitted)	$89,830	$88,577	$63,409	$49,816	$38,524

	Year ended
Class R4	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$16.51	$15.11	$14.16	$14.92	$14.17

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.39	$0.39	$0.19	$0.15	$0.19
Net realized and unrealized gain (loss)	0.58	1.58	1.74	(0.41)	0.83
Total from investment operations	$0.97	$1.97	$1.93	$(0.26)	$1.02

Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.39)	$(0.19)	$(0.20)	$(0.24)
From net realized gain	(0.48)	(0.18)	(0.79)	(0.30)	(0.03)
Total distributions declared to shareholders	$(0.87)	$(0.57)	$(0.98)	$(0.50)	$(0.27)
Net asset value, end of period (x)	$16.61	$16.51	$15.11	$14.16	$14.92
Total return (%) (r)(s)(t)(x)	6.73	13.09	14.08	(1.68)	7.25

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.23	0.23	0.25	0.20	0.24

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00

Net investment income (loss) (l)	2.36	2.44	1.33	1.07	1.30

Portfolio turnover	17	18	54	6	10
Net assets at end of period (000 omitted)	$143,534	$145,328	$174,887	$166,141	$153,594

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Year ended
Class R6	4/30/19	4/30/18	4/30/17 (i)

Net asset value, beginning of period	$16.51	$15.12	$14.91

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.43	$0.43	$0.04
Net realized and unrealized gain (loss)	0.56	1.56	1.15
Total from investment operations	$0.99	$1.99	$1.19

Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.42)	$(0.19)
From net realized gain	(0.48)	(0.18)	(0.79)
Total distributions declared to shareholders	$(0.89)	$(0.60)	$(0.98)
Net asset value, end of period (x)	$16.61	$16.51	$15.12
Total return (%) (r)(s)(t)(x)	6.89	13.21	8.46	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.10	0.10	0.16	(a)

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	(a)

Net investment income (loss) (l)	2.62	2.63	0.43	(a)

Portfolio turnover	17	18	54
Net assets at end of period (000 omitted)	$75,378	$49,071	$25,793

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$15.15	$13.79	$12.52	$13.14	$12.55

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.32	$0.30	$0.14	$0.11	$0.13
Net realized and unrealized gain (loss)	0.57	1.52	1.57	(0.36)	0.73
Total from investment operations	$0.89	$1.82	$1.71	$(0.25)	$0.86

Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.35)	$(0.14)	$(0.15)	$(0.18)
From net realized gain	(0.20)	(0.11)	(0.30)	(0.22)	(0.09)
Total distributions declared to shareholders	$(0.51)	$(0.46)	$(0.44)	$(0.37)	$(0.27)
Net asset value, end of period (x)	$15.53	$15.15	$13.79	$12.52	$13.14
Total return (%) (r)(s)(t)(x)	6.45	13.18	13.89	(1.93)	6.95

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.60	0.62	0.69	0.70	0.72

Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.24	0.24

Net investment income (loss) (l)	2.13	1.99	1.04	0.85	1.02

Portfolio turnover	12	30	45	6	7
Net assets at end of period (000 omitted)	$8,749	$7,789	$6,135	$4,576	$2,811

	Year ended
Class B	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$15.03	$13.70	$12.44	$13.06	$12.47

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.20	$0.17	$0.03	$0.00 (w)	$0.03
Net realized and unrealized gain (loss)	0.59	1.51	1.57	(0.35)	0.73
Total from investment operations	$0.79	$1.68	$1.60	$(0.35)	$0.76

Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.24)	$(0.04)	$(0.05)	$(0.08)
From net realized gain	(0.20)	(0.11)	(0.30)	(0.22)	(0.09)
Total distributions declared to shareholders	$(0.39)	$(0.35)	$(0.34)	$(0.27)	$(0.17)
Net asset value, end of period (x)	$15.43	$15.03	$13.70	$12.44	$13.06
Total return (%) (r)(s)(t)(x)	5.71	12.28	13.09	(2.67)	6.19

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.35	1.37	1.43	1.45	1.48

Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00

Net investment income (loss) (l)	1.31	1.15	0.24	0.02	0.22

Portfolio turnover	12	30	45	6	7
Net assets at end of period (000 omitted)	$919	$948	$746	$593	$408

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

	Year ended
Class C	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$14.97	$13.66	$12.42	$13.04	$12.48

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.20	$0.19	$0.03	$0.01	$0.04
Net realized and unrealized gain (loss)	0.58	1.48	1.56	(0.35)	0.72
Total from investment operations	$0.78	$1.67	$1.59	$(0.34)	$0.76

Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.25)	$(0.05)	$(0.06)	$(0.11)
From net realized gain	(0.20)	(0.11)	(0.30)	(0.22)	(0.09)
Total distributions declared to shareholders	$(0.40)	$(0.36)	$(0.35)	$(0.28)	$(0.20)
Net asset value, end of period (x)	$15.35	$14.97	$13.66	$12.42	$13.04
Total return (%) (r)(s)(t)(x)	5.70	12.24	13.03	(2.64)	6.17

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.35	1.37	1.44	1.45	1.47

Expenses after expense reductions (f)(h)	0.99	1.00	1.00	1.00	1.00

Net investment income (loss) (l)	1.37	1.28	0.26	0.04	0.33

Portfolio turnover	12	30	45	6	7
Net assets at end of period (000 omitted)	$2,301	$1,966	$1,640	$1,104	$909

	Year ended
Class I	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$15.22	$13.85	$12.55	$13.16	$12.56

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.36	$0.33	$0.25	$0.14	$0.20
Net realized and unrealized gain (loss)	0.57	1.53	1.51	(0.36)	0.69
Total from investment operations	$0.93	$1.86	$1.76	$(0.22)	$0.89

Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.38)	$(0.16)	$(0.17)	$(0.20)
From net realized gain	(0.20)	(0.11)	(0.30)	(0.22)	(0.09)
Total distributions declared to shareholders	$(0.55)	$(0.49)	$(0.46)	$(0.39)	$(0.29)
Net asset value, end of period (x)	$15.60	$15.22	$13.85	$12.55	$13.16
Total return (%) (r)(s)(t)(x)	6.75	13.42	14.34	(1.66)	7.21

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.35	0.37	0.41	0.45	0.46

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00

Net investment income (loss) (l)	2.40	2.24	1.89	1.10	1.53

Portfolio turnover	12	30	45	6	7
Net assets at end of period (000 omitted)	$296	$161	$138	$1,718	$1,108

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

	Year ended
Class R1	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$15.06	$13.75	$12.51	$13.10	$12.51

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.23	$0.17	$0.03	$(0.01)	$0.02
Net realized and unrealized gain (loss)	0.55	1.52	1.58	(0.34)	0.74
Total from investment operations	$0.78	$1.69	$1.61	$(0.35)	$0.76

Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.27)	$(0.07)	$(0.02)	$(0.08)
From net realized gain	(0.20)	(0.11)	(0.30)	(0.22)	(0.09)
Total distributions declared to shareholders	$(0.43)	$(0.38)	$(0.37)	$(0.24)	$(0.17)
Net asset value, end of period (x)	$15.41	$15.06	$13.75	$12.51	$13.10
Total return (%) (r)(s)(t)(x)	5.70	12.27	13.05	(2.66)	6.13

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.35	1.37	1.45	1.43	1.48

Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00

Net investment income (loss) (l)	1.54	1.14	0.22	(0.09)	0.19

Portfolio turnover	12	30	45	6	7
Net assets at end of period (000 omitted)	$1,093	$872	$463	$152	$172

	Year ended
Class R2	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$15.04	$13.71	$12.47	$13.10	$12.51

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.25	$0.25	$0.12	$0.07	$0.09
Net realized and unrealized gain (loss)	0.59	1.51	1.55	(0.36)	0.74
Total from investment operations	$0.84	$1.76	$1.67	$(0.29)	$0.83

Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.32)	$(0.13)	$(0.12)	$(0.15)
From net realized gain	(0.20)	(0.11)	(0.30)	(0.22)	(0.09)
Total distributions declared to shareholders	$(0.46)	$(0.43)	$(0.43)	$(0.34)	$(0.24)
Net asset value, end of period (x)	$15.42	$15.04	$13.71	$12.47	$13.10
Total return (%) (r)(s)(t)(x)	6.15	12.87	13.65	(2.20)	6.74

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.85	0.87	0.95	0.96	0.97

Expenses after expense reductions (f)(h)	0.50	0.50	0.50	0.50	0.50

Net investment income (loss) (l)	1.65	1.70	0.89	0.55	0.71

Portfolio turnover	12	30	45	6	7
Net assets at end of period (000 omitted)	$21,895	$20,428	$10,716	$3,583	$1,769

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

	Year ended
Class R3	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$15.14	$13.78	$12.52	$13.13	$12.54

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.32	$0.28	$0.14	$0.10	$0.11
Net realized and unrealized gain (loss)	0.57	1.54	1.56	(0.34)	0.75
Total from investment operations	$0.89	$1.82	$1.70	$(0.24)	$0.86

Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.35)	$(0.14)	$(0.15)	$(0.18)
From net realized gain	(0.20)	(0.11)	(0.30)	(0.22)	(0.09)
Total distributions declared to shareholders	$(0.51)	$(0.46)	$(0.44)	$(0.37)	$(0.27)
Net asset value, end of period (x)	$15.52	$15.14	$13.78	$12.52	$13.13
Total return (%) (r)(s)(t)(x)	6.49	13.20	13.83	(1.87)	6.92

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.60	0.62	0.69	0.70	0.72

Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	0.25

Net investment income (loss) (l)	2.10	1.87	1.06	0.78	0.86

Portfolio turnover	12	30	45	6	7
Net assets at end of period (000 omitted)	$53,767	$42,729	$23,479	$12,721	$7,566

	Year ended
Class R4	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$15.20	$13.82	$12.54	$13.15	$12.56

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.35	$0.36	$0.17	$0.13	$0.17
Net realized and unrealized gain (loss)	0.57	1.50	1.57	(0.35)	0.71
Total from investment operations	$0.92	$1.86	$1.74	$(0.22)	$0.88

Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.37)	$(0.16)	$(0.17)	$(0.20)
From net realized gain	(0.20)	(0.11)	(0.30)	(0.22)	(0.09)
Total distributions declared to shareholders	$(0.54)	$(0.48)	$(0.46)	$(0.39)	$(0.29)
Net asset value, end of period (x)	$15.58	$15.20	$13.82	$12.54	$13.15
Total return (%) (r)(s)(t)(x)	6.73	13.47	14.18	(1.67)	7.13

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.35	0.36	0.44	0.45	0.47

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00

Net investment income (loss) (l)	2.33	2.43	1.27	1.04	1.34

Portfolio turnover	12	30	45	6	7
Net assets at end of period (000 omitted)	$83,824	$70,628	$84,597	$58,947	$47,311

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

	Year ended
Class R6	4/30/19	4/30/18	4/30/17 (i)

Net asset value, beginning of period	$15.20	$13.83	$13.21

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.36	$0.47	$0.03
Net realized and unrealized gain (loss)	0.59	1.41	1.06
Total from investment operations	$0.95	$1.88	$1.09

Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.40)	$(0.17)
From net realized gain	(0.20)	(0.11)	(0.30)
Total distributions declared to shareholders	$(0.57)	$(0.51)	$(0.47)
Net asset value, end of period (x)	$15.58	$15.20	$13.83
Total return (%) (r)(s)(t)(x)	6.91	13.57	8.52	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.21	0.23	0.36	(a)

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	(a)

Net investment income (loss) (l)	2.42	3.11	0.39	(a)

Portfolio turnover	12	30	45
Net assets at end of period (000 omitted)	$26,219	$15,910	$4,351

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$18.30	$16.63	$15.14	$15.88	$15.17

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.38	$0.33	$0.17	$0.13	$0.15
Net realized and unrealized gain (loss)	0.71	1.86	1.89	(0.43)	0.89
Total from investment operations	$1.09	$2.19	$2.06	$(0.30)	$1.04

Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.37)	$(0.16)	$(0.18)	$(0.22)
From net realized gain	(0.22)	(0.15)	(0.41)	(0.26)	(0.11)
Total distributions declared to shareholders	$(0.59)	$(0.52)	$(0.57)	$(0.44)	$(0.33)
Net asset value, end of period (x)	$18.80	$18.30	$16.63	$15.14	$15.88
Total return (%) (r)(s)(t)(x)	6.47	13.16	13.89	(1.89)	6.92

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.57	0.58	0.65	0.60	0.69

Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	0.25

Net investment income (loss) (l)	2.11	1.83	1.06	0.88	0.99

Portfolio turnover	24	20	52	7	9
Net assets at end of period (000 omitted)	$12,791	$12,353	$11,383	$7,624	$5,730

	Year ended
Class B	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$18.07	$16.44	$14.98	$15.72	$15.01

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.25	$0.20	$0.04	$0.00 (w)	$0.04
Net realized and unrealized gain (loss)	0.70	1.83	1.88	(0.42)	0.89
Total from investment operations	$0.95	$2.03	$1.92	$(0.42)	$0.93

Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.25)	$(0.05)	$(0.06)	$(0.11)
From net realized gain	(0.22)	(0.15)	(0.41)	(0.26)	(0.11)
Total distributions declared to shareholders	$(0.47)	$(0.40)	$(0.46)	$(0.32)	$(0.22)
Net asset value, end of period (x)	$18.55	$18.07	$16.44	$14.98	$15.72
Total return (%) (r)(s)(t)(x)	5.67	12.36	12.99	(2.66)	6.21

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.32	1.33	1.39	1.35	1.44

Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00

Net investment income (loss) (l)	1.39	1.15	0.24	0.02	0.23

Portfolio turnover	24	20	52	7	9
Net assets at end of period (000 omitted)	$1,630	$1,270	$1,048	$853	$828
See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Year ended
Class C	4/30/19	4/30/18	4/30/17	4/30/16		4/30/15

Net asset value, beginning of period	$17.96	$16.35	$14.91	$15.63		$14.96

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.23	$0.20	$0.04	$(0.00	)(w)	$0.04
Net realized and unrealized gain (loss)	0.72	1.81	1.87	(0.41)		0.87
Total from investment operations	$0.95	$2.01	$1.91	$(0.41)		$0.91

Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.25)	$(0.06)	$(0.05)		$(0.13)
From net realized gain	(0.22)	(0.15)	(0.41)	(0.26)		(0.11)
Total distributions declared to shareholders	$(0.46)	$(0.40)	$(0.47)	$(0.31)		$(0.24)
Net asset value, end of period (x)	$18.45	$17.96	$16.35	$14.91		$15.63
Total return (%) (r)(s)(t)(x)	5.67	12.30	13.04	(2.59)		6.13

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.32	1.33	1.39	1.35		1.44

Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00		1.00

Net investment income (loss) (l)	1.31	1.16	0.28	(0.00	)(w)	0.28

Portfolio turnover	24	20	52	7		9
Net assets at end of period (000 omitted)	$3,344	$2,775	$2,535	$1,775		$1,835

	Year ended
Class I	4/30/19	4/30/18	4/30/17	4/30/16		4/30/15

Net asset value, beginning of period	$18.29	$16.62	$15.12	$15.85		$15.14

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.50	$0.41	$0.30	$0.15		$0.20
Net realized and unrealized gain (loss)	0.62	1.83	1.81	(0.41)		0.87
Total from investment operations	$1.12	$2.24	$2.11	$(0.26)		$1.07

Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.42)	$(0.20)	$(0.21)		$(0.25)
From net realized gain	(0.22)	(0.15)	(0.41)	(0.26)		(0.11)
Total distributions declared to shareholders	$(0.63)	$(0.57)	$(0.61)	$(0.47)		$(0.36)
Net asset value, end of period (x)	$18.78	$18.29	$16.62	$15.12		$15.85
Total return (%) (r)(s)(t)(x)	6.70	13.47	14.21	(1.61)		7.16

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.32	0.33	0.38	0.35		0.44

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00		0.00

Net investment income (loss) (l)	2.73	2.26	1.92	0.97		1.31

Portfolio turnover	24	20	52	7		9
Net assets at end of period (000 omitted)	$213	$566	$423	$1,560		$1,132

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Year ended
Class R1	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$17.97	$16.38	$14.94	$15.64	$14.98

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.25	$0.21	$0.04	$(0.01)	$0.12
Net realized and unrealized gain (loss)	0.69	1.82	1.88	(0.40)	0.79
Total from investment operations	$0.94	$2.03	$1.92	$(0.41)	$0.91

Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.29)	$(0.07)	$(0.03)	$(0.14)
From net realized gain	(0.22)	(0.15)	(0.41)	(0.26)	(0.11)
Total distributions declared to shareholders	$(0.45)	$(0.44)	$(0.48)	$(0.29)	$(0.25)
Net asset value, end of period (x)	$18.46	$17.97	$16.38	$14.94	$15.64
Total return (%) (r)(s)(t)(x)	5.65	12.35	13.06	(2.64)	6.14

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.32	1.33	1.40	1.34	1.42

Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00

Net investment income (loss) (l)	1.42	1.18	0.26	(0.05)	0.77

Portfolio turnover	24	20	52	7	9
Net assets at end of period (000 omitted)	$1,322	$1,052	$606	$316	$377

	Year ended
Class R2	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$18.07	$16.44	$14.98	$15.73	$15.04

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.34	$0.30	$0.13	$0.09	$0.12
Net realized and unrealized gain (loss)	0.69	1.82	1.88	(0.43)	0.87
Total from investment operations	$1.03	$2.12	$2.01	$(0.34)	$0.99

Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.34)	$(0.14)	$(0.15)	$(0.19)
From net realized gain	(0.22)	(0.15)	(0.41)	(0.26)	(0.11)
Total distributions declared to shareholders	$(0.55)	$(0.49)	$(0.55)	$(0.41)	$(0.30)
Net asset value, end of period (x)	$18.55	$18.07	$16.44	$14.98	$15.73
Total return (%) (r)(s)(t)(x)	6.18	12.89	13.64	(2.16)	6.67

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.82	0.83	0.90	0.85	0.94

Expenses after expense reductions (f)(h)	0.50	0.50	0.50	0.50	0.50

Net investment income (loss) (l)	1.92	1.67	0.82	0.60	0.81

Portfolio turnover	24	20	52	7	9
Net assets at end of period (000 omitted)	$28,575	$46,468	$33,805	$19,041	$13,030

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Year ended
Class R3	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$18.18	$16.53	$15.05	$15.80	$15.09

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.38	$0.34	$0.16	$0.11	$0.14
Net realized and unrealized gain (loss)	0.70	1.84	1.89	(0.42)	0.90
Total from investment operations	$1.08	$2.18	$2.05	$(0.31)	$1.04

Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.38)	$(0.16)	$(0.18)	$(0.22)
From net realized gain	(0.22)	(0.15)	(0.41)	(0.26)	(0.11)
Total distributions declared to shareholders	$(0.59)	$(0.53)	$(0.57)	$(0.44)	$(0.33)
Net asset value, end of period (x)	$18.67	$18.18	$16.53	$15.05	$15.80
Total return (%) (r)(s)(t)(x)	6.48	13.19	13.91	(1.96)	6.95

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.57	0.58	0.65	0.60	0.69

Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	0.25

Net investment income (loss) (l)	2.10	1.90	1.03	0.76	0.90

Portfolio turnover	24	20	52	7	9
Net assets at end of period (000 omitted)	$54,561	$48,180	$27,276	$15,980	$9,089

	Year ended
Class R4	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$18.28	$16.60	$15.11	$15.85	$15.13

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.42	$0.42	$0.21	$0.16	$0.20
Net realized and unrealized gain (loss)	0.70	1.82	1.89	(0.43)	0.88
Total from investment operations	$1.12	$2.24	$2.10	$(0.27)	$1.08

Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.41)	$(0.20)	$(0.21)	$(0.25)
From net realized gain	(0.22)	(0.15)	(0.41)	(0.26)	(0.11)
Total distributions declared to shareholders	$(0.63)	$(0.56)	$(0.61)	$(0.47)	$(0.36)
Net asset value, end of period (x)	$18.77	$18.28	$16.60	$15.11	$15.85
Total return (%) (r)(s)(t)(x)	6.71	13.49	14.15	(1.68)	7.23

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.32	0.33	0.39	0.35	0.44

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00

Net investment income (loss) (l)	2.30	2.35	1.30	1.06	1.28

Portfolio turnover	24	20	52	7	9
Net assets at end of period (000 omitted)	$69,834	$70,936	$75,323	$66,990	$58,759

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Year ended
Class R6	4/30/19	4/30/18	4/30/17 (i)

Net asset value, beginning of period	$18.27	$16.60	$15.91

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.44	$0.51	$0.04
Net realized and unrealized gain (loss)	0.71	1.75	1.26
Total from investment operations	$1.15	$2.26	$1.30

Less distributions declared to shareholders
From net investment income	$(0.44)	$(0.44)	$(0.20)
From net realized gain	(0.22)	(0.15)	(0.41)
Total distributions declared to shareholders	$(0.66)	$(0.59)	$(0.61)
Net asset value, end of period (x)	$18.76	$18.27	$16.60
Total return (%) (r)(s)(t)(x)	6.89	13.60	8.46	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.18	0.19	0.32	(a)

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	(a)

Net investment income (loss) (l)	2.44	2.82	0.41	(a)

Portfolio turnover	24	20	52
Net assets at end of period (000 omitted)	$39,175	$23,365	$8,776

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$15.45	$14.00	$12.61	$13.16	$12.54

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.32	$0.29	$0.13	$0.13	$0.14
Net realized and unrealized gain (loss)	0.60	1.55	1.59	(0.38)	0.72
Total from investment operations	$0.92	$1.84	$1.72	$(0.25)	$0.86

Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.31)	$(0.13)	$(0.14)	$(0.18)
From net realized gain	(0.13)	(0.08)	(0.20)	(0.16)	(0.06)
Total distributions declared to shareholders	$(0.44)	$(0.39)	$(0.33)	$(0.30)	$(0.24)
Net asset value, end of period (x)	$15.93	$15.45	$14.00	$12.61	$13.16
Total return (%) (r)(s)(t)(x)	6.46	13.10	13.80	(1.81)	6.90

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.81	0.92	1.34	1.73	2.84

Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	0.25

Net investment income (loss) (l)	2.08	1.91	1.01	1.00	1.10

Portfolio turnover	20	18	45	14	18
Net assets at end of period (000 omitted)	$5,866	$4,833	$3,516	$2,014	$1,036

	Year ended
Class B	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$15.39	$13.95	$12.58	$13.12	$12.51

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.21	$0.18	$0.04	$(0.01)	$0.03
Net realized and unrealized gain (loss)	0.60	1.55	1.57	(0.33)	0.73
Total from investment operations	$0.81	$1.73	$1.61	$(0.34)	$0.76

Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.21)	$(0.04)	$(0.04)	$(0.09)
From net realized gain	(0.13)	(0.08)	(0.20)	(0.16)	(0.06)
Total distributions declared to shareholders	$(0.33)	$(0.29)	$(0.24)	$(0.20)	$(0.15)
Net asset value, end of period (x)	$15.87	$15.39	$13.95	$12.58	$13.12
Total return (%) (r)(s)(t)(x)	5.65	12.36	12.94	(2.58)	6.13

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.56	1.67	2.09	2.50	3.67

Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00

Net investment income (loss) (l)	1.34	1.22	0.28	(0.06)	0.26

Portfolio turnover	20	18	45	14	18
Net assets at end of period (000 omitted)	$605	$470	$407	$270	$244

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

	Year ended
Class C	4/30/19	4/30/18	4/30/17	4/30/16		4/30/15

Net asset value, beginning of period	$15.28	$13.86	$12.49	$13.04		$12.45

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.20	$0.18	$0.03	$(0.00	)(w)	$0.05
Net realized and unrealized gain (loss)	0.60	1.53	1.58	(0.34)		0.71
Total from investment operations	$0.80	$1.71	$1.61	$(0.34)		$0.76

Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.21)	$(0.04)	$(0.05)		$(0.11)
From net realized gain	(0.13)	(0.08)	(0.20)	(0.16)		(0.06)
Total distributions declared to shareholders	$(0.33)	$(0.29)	$(0.24)	$(0.21)		$(0.17)
Net asset value, end of period (x)	$15.75	$15.28	$13.86	$12.49		$13.04
Total return (%) (r)(s)(t)(x)	5.63	12.29	12.98	(2.59)		6.17

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.56	1.67	2.08	2.50		3.61

Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00		1.00

Net investment income (loss) (l)	1.32	1.19	0.26	(0.00	)(w)	0.37

Portfolio turnover	20	18	45	14		18
Net assets at end of period (000 omitted)	$2,179	$1,789	$1,284	$1,100		$1,031

	Year ended
Class I	4/30/19	4/30/18	4/30/17	4/30/16		4/30/15

Net asset value, beginning of period	$15.46	$14.00	$12.65	$13.20		$12.57

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.35	$0.30	$0.26	$0.12		$0.12
Net realized and unrealized gain (loss)	0.61	1.58	1.45	(0.34)		0.77
Total from investment operations	$0.96	$1.88	$1.71	$(0.22)		$0.89

Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.34)	$(0.16)	$(0.17)		$(0.20)
From net realized gain	(0.13)	(0.08)	(0.20)	(0.16)		(0.06)
Total distributions declared to shareholders	$(0.48)	$(0.42)	$(0.36)	$(0.33)		$(0.26)
Net asset value, end of period (x)	$15.94	$15.46	$14.00	$12.65		$13.20
Total return (%) (r)(s)(t)(x)	6.74	13.40	13.66	(1.61)		7.14

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.56	0.67	1.09	1.50		2.80

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00		0.00

Net investment income (loss) (l)	2.29	1.98	2.01	0.94		0.95

Portfolio turnover	20	18	45	14		18
Net assets at end of period (000 omitted)	$156	$114	$79	$608		$391

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

	Year ended
Class R1	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$15.32	$13.92	$12.63	$13.14	$12.51

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.20	$0.17	$0.15	$(0.04)	$0.03
Net realized and unrealized gain (loss)	0.60	1.55	1.46	(0.31)	0.73
Total from investment operations	$0.80	$1.72	$1.61	$(0.35)	$0.76

Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.24)	$(0.12)	$—	$(0.07)
From net realized gain	(0.13)	(0.08)	(0.20)	(0.16)	(0.06)
Total distributions declared to shareholders	$(0.36)	$(0.32)	$(0.32)	$(0.16)	$(0.13)
Net asset value, end of period (x)	$15.76	$15.32	$13.92	$12.63	$13.14
Total return (%) (r)(s)(t)(x)	5.65	12.31	12.93	(2.62)	6.14

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.56	1.66	2.08	2.53	3.71

Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00

Net investment income (loss) (l)	1.32	1.13	1.10	(0.31)	0.21

Portfolio turnover	20	18	45	14	18
Net assets at end of period (000 omitted)	$1,523	$854	$318	$62	$141

	Year ended
Class R2	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$15.36	$13.94	$12.57	$13.14	$12.53

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.26	$0.26	$0.11	$0.07	$0.09
Net realized and unrealized gain (loss)	0.62	1.53	1.58	(0.36)	0.73
Total from investment operations	$0.88	$1.79	$1.69	$(0.29)	$0.82

Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.29)	$(0.12)	$(0.12)	$(0.15)
From net realized gain	(0.13)	(0.08)	(0.20)	(0.16)	(0.06)
Total distributions declared to shareholders	$(0.40)	$(0.37)	$(0.32)	$(0.28)	$(0.21)
Net asset value, end of period (x)	$15.84	$15.36	$13.94	$12.57	$13.14
Total return (%) (r)(s)(t)(x)	6.19	12.82	13.59	(2.12)	6.63

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.06	1.16	1.60	1.98	3.11

Expenses after expense reductions (f)(h)	0.50	0.50	0.50	0.50	0.50

Net investment income (loss) (l)	1.73	1.73	0.85	0.57	0.73

Portfolio turnover	20	18	45	14	18
Net assets at end of period (000 omitted)	$18,695	$15,534	$6,657	$1,855	$773

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

	Year ended
Class R3	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$15.45	$14.00	$12.61	$13.17	$12.54

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.32	$0.29	$0.14	$0.10	$0.11
Net realized and unrealized gain (loss)	0.60	1.55	1.58	(0.36)	0.75
Total from investment operations	$0.92	$1.84	$1.72	$(0.26)	$0.86

Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.31)	$(0.13)	$(0.14)	$(0.17)
From net realized gain	(0.13)	(0.08)	(0.20)	(0.16)	(0.06)
Total distributions declared to shareholders	$(0.44)	$(0.39)	$(0.33)	$(0.30)	$(0.23)
Net asset value, end of period (x)	$15.93	$15.45	$14.00	$12.61	$13.17
Total return (%) (r)(s)(t)(x)	6.46	13.14	13.83	(1.89)	6.95

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.81	0.92	1.34	1.74	2.81

Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	0.25

Net investment income (loss) (l)	2.07	1.89	1.07	0.76	0.84

Portfolio turnover	20	18	45	14	18
Net assets at end of period (000 omitted)	$27,658	$21,438	$10,285	$3,915	$2,353

	Year ended
Class R4	4/30/19	4/30/18	4/30/17	4/30/16	4/30/15

Net asset value, beginning of period	$15.53	$14.06	$12.65	$13.20	$12.56

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.36	$0.37	$0.17	$0.13	$0.18
Net realized and unrealized gain (loss)	0.60	1.52	1.60	(0.35)	0.72
Total from investment operations	$0.96	$1.89	$1.77	$(0.22)	$0.90

Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.34)	$(0.16)	$(0.17)	$(0.20)
From net realized gain	(0.13)	(0.08)	(0.20)	(0.16)	(0.06)
Total distributions declared to shareholders	$(0.48)	$(0.42)	$(0.36)	$(0.33)	$(0.26)
Net asset value, end of period (x)	$16.01	$15.53	$14.06	$12.65	$13.20
Total return (%) (r)(s)(t)(x)	6.71	13.42	14.14	(1.61)	7.23

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.56	0.67	1.09	1.48	2.51

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00

Net investment income (loss) (l)	2.31	2.43	1.31	1.07	1.42

Portfolio turnover	20	18	45	14	18
Net assets at end of period (000 omitted)	$30,137	$26,747	$21,882	$10,776	$5,056

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

	Year ended
Class R6	4/30/19	4/30/18	4/30/17 (i)

Net asset value, beginning of period	$15.53	$14.06	$13.32

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.37	$0.49	$0.04
Net realized and unrealized gain (loss)	0.61	1.42	1.06
Total from investment operations	$0.98	$1.91	$1.10

Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.36)	$(0.16)
From net realized gain	(0.13)	(0.08)	(0.20)
Total distributions declared to shareholders	$(0.50)	$(0.44)	$(0.36)
Net asset value, end of period (x)	$16.01	$15.53	$14.06
Total return (%) (r)(s)(t)(x)	6.88	13.56	8.44	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.42	0.52	0.95	(a)

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	(a)

Net investment income (loss) (l)	2.40	3.15	0.44	(a)

Portfolio turnover	20	18	45
Net assets at end of period (000 omitted)	$16,579	$7,695	$1,726

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2060 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	4/30/19	4/30/18	4/30/17 (c)

Net asset value, beginning of period	$11.85	$10.73	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.41	$0.25	$0.10
Net realized and unrealized gain (loss)	0.30	1.16	0.74
Total from investment operations	$0.71	$1.41	$0.84

Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.23)	$(0.11)
From net realized gain	(0.05)	(0.06)	—
Total distributions declared to shareholders	$(0.30)	$(0.29)	$(0.11)
Net asset value, end of period (x)	$12.26	$11.85	$10.73
Total return (%) (r)(s)(t)(x)	6.47	13.19	8.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	4.01	9.75	15.07	(a)

Expenses after expense reductions (f)(h)	0.20	0.16	0.12	(a)

Net investment income (loss) (l)	3.49	2.17	2.42	(a)

Portfolio turnover	34	37	2	(n)
Net assets at end of period (000 omitted)	$1,362	$306	$59

	Year ended
Class B	4/30/19	4/30/18	4/30/17 (c)

Net asset value, beginning of period	$11.82	$10.70	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.17	$0.14	$0.07
Net realized and unrealized gain (loss)	0.48	1.19	0.73
Total from investment operations	$0.65	$1.33	$0.80

Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.15)	$(0.10)
From net realized gain	(0.05)	(0.06)	—
Total distributions declared to shareholders	$(0.22)	$(0.21)	$(0.10)
Net asset value, end of period (x)	$12.25	$11.82	$10.70
Total return (%) (r)(s)(t)(x)	5.78	12.39	8.08	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	4.98	11.79	15.87	(a)

Expenses after expense reductions (f)(h)	0.95	0.90	0.87	(a)

Net investment income (loss) (l)	1.44	1.26	1.76	(a)

Portfolio turnover	34	37	2	(n)
Net assets at end of period (000 omitted)	$149	$73	$55

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2060 FUND – continued

	Year ended
Class C	4/30/19	4/30/18	4/30/17 (c)

Net asset value, beginning of period	$11.81	$10.70	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.20	$0.14	$0.07
Net realized and unrealized gain (loss)	0.44	1.19	0.73
Total from investment operations	$0.64	$1.33	$0.80

Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.16)	$(0.10)
From net realized gain	(0.05)	(0.06)	—
Total distributions declared to shareholders	$(0.24)	$(0.22)	$(0.10)
Net asset value, end of period (x)	$12.21	$11.81	$10.70
Total return (%) (r)(s)(t)(x)	5.75	12.38	8.08	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	4.88	11.46	15.81	(a)

Expenses after expense reductions (f)(h)	0.95	0.90	0.87	(a)

Net investment income (loss) (l)	1.68	1.24	1.68	(a)

Portfolio turnover	34	37	2	(n)
Net assets at end of period (000 omitted)	$283	$107	$60

	Year ended
Class I	4/30/19	4/30/18	4/30/17 (c)

Net asset value, beginning of period	$11.88	$10.74	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.28	$0.26	$0.11
Net realized and unrealized gain (loss)	0.47	1.19	0.74
Total from investment operations	$0.75	$1.45	$0.85

Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.25)	$(0.11)
From net realized gain	(0.05)	(0.06)	—
Total distributions declared to shareholders	$(0.31)	$(0.31)	$(0.11)
Net asset value, end of period (x)	$12.32	$11.88	$10.74
Total return (%) (r)(s)(t)(x)	6.76	13.50	8.57	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	4.04	11.01	14.88	(a)

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	(a)

Net investment income (loss) (l)	2.37	2.23	2.76	(a)

Portfolio turnover	34	37	2	(n)
Net assets at end of period (000 omitted)	$66	$62	$54

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2060 FUND – continued

	Year ended
Class R1	4/30/19	4/30/18	4/30/17 (c)

Net asset value, beginning of period	$11.83	$10.70	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.16	$0.14	$0.07
Net realized and unrealized gain (loss)	0.48	1.19	0.73
Total from investment operations	$0.64	$1.33	$0.80

Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.14)	$(0.10)
From net realized gain	(0.05)	(0.06)	—
Total distributions declared to shareholders	$(0.19)	$(0.20)	$(0.10)
Net asset value, end of period (x)	$12.28	$11.83	$10.70
Total return (%) (r)(s)(t)(x)	5.69	12.41	8.08	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	5.04	12.02	15.88	(a)

Expenses after expense reductions (f)(h)	0.95	0.90	0.87	(a)

Net investment income (loss) (l)	1.36	1.23	1.76	(a)

Portfolio turnover	34	37	2	(n)
Net assets at end of period (000 omitted)	$64	$61	$54

	Year ended
Class R2	4/30/19	4/30/18	4/30/17 (c)

Net asset value, beginning of period	$11.84	$10.72	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.27	$0.18	$0.09
Net realized and unrealized gain (loss)	0.42	1.21	0.73
Total from investment operations	$0.69	$1.39	$0.82

Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.21)	$(0.10)
From net realized gain	(0.05)	(0.06)	—
Total distributions declared to shareholders	$(0.28)	$(0.27)	$(0.10)
Net asset value, end of period (x)	$12.25	$11.84	$10.72
Total return (%) (r)(s)(t)(x)	6.29	12.92	8.32	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	4.31	10.36	15.38	(a)

Expenses after expense reductions (f)(h)	0.45	0.41	0.37	(a)

Net investment income (loss) (l)	2.34	1.56	2.26	(a)

Portfolio turnover	34	37	2	(n)
Net assets at end of period (000 omitted)	$797	$151	$54

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2060 FUND – continued

	Year ended
Class R3	4/30/19	4/30/18	4/30/17 (c)

Net asset value, beginning of period	$11.85	$10.73	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.24	$0.25	$0.10
Net realized and unrealized gain (loss)	0.48	1.17	0.74
Total from investment operations	$0.72	$1.42	$0.84

Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.24)	$(0.11)
From net realized gain	(0.05)	(0.06)	—
Total distributions declared to shareholders	$(0.29)	$(0.30)	$(0.11)
Net asset value, end of period (x)	$12.28	$11.85	$10.73
Total return (%) (r)(s)(t)(x)	6.48	13.21	8.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	4.15	9.15	14.31	(a)

Expenses after expense reductions (f)(h)	0.20	0.16	0.12	(a)

Net investment income (loss) (l)	2.04	2.11	2.41	(a)

Portfolio turnover	34	37	2	(n)
Net assets at end of period (000 omitted)	$2,505	$1,203	$88

	Year ended
Class R4	4/30/19	4/30/18	4/30/17 (c)

Net asset value, beginning of period	$11.88	$10.74	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.31	$0.30	$0.11
Net realized and unrealized gain (loss)	0.43	1.15	0.74
Total from investment operations	$0.74	$1.45	$0.85

Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.25)	$(0.11)
From net realized gain	(0.05)	(0.06)	—
Total distributions declared to shareholders	$(0.31)	$(0.31)	$(0.11)
Net asset value, end of period (x)	$12.31	$11.88	$10.74
Total return (%) (r)(s)(t)(x)	6.72	13.51	8.57	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	3.79	8.82	14.88	(a)

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	(a)

Net investment income (loss) (l)	2.63	2.54	2.75	(a)

Portfolio turnover	34	37	2	(n)
Net assets at end of period (000 omitted)	$1,524	$356	$55

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2060 FUND – continued

	Year ended
Class R6	4/30/19	4/30/18	4/30/17 (c)

Net asset value, beginning of period	$11.88	$10.74	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.29	$0.25	$0.11
Net realized and unrealized gain (loss)	0.48	1.20	0.74
Total from investment operations	$0.77	$1.45	$0.85

Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.25)	$(0.11)
From net realized gain	(0.05)	(0.06)	—
Total distributions declared to shareholders	$(0.32)	$(0.31)	$(0.11)
Net asset value, end of period (x)	$12.33	$11.88	$10.74
Total return (%) (r)(s)(t)(x)	6.95	13.51	8.57	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	3.80	10.10	14.87	(a)

Expenses after expense reductions (f)(h)	0.00	0.00	0.00	(a)

Net investment income (loss) (l)	2.43	2.18	2.76	(a)

Portfolio turnover	34	37	2	(n)
Net assets at end of period (000 omitted)	$3,309	$1,268	$543

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, December 6, 2016, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(1)	Business and Organization

MFS Lifetime Income Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, and MFS Lifetime 2060 Fund (the funds) are each a diversified series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Each fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

The accounting policies of the underlying funds in which each fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds’ shareholder reports are not covered by this report.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are

Notes to Financial Statements – continued

generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2019 in valuing each fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
MFS Lifetime Income Fund

Financial Instruments
Mutual Funds	$574,200,371	$—	$—	$574,200,371

MFS Lifetime 2020 Fund

Financial Instruments
Mutual Funds	$342,414,308	$—	$—	$342,414,308

MFS Lifetime 2025 Fund

Financial Instruments
Mutual Funds	$292,671,718	$—	$—	$292,671,718

MFS Lifetime 2030 Fund

Financial Instruments
Mutual Funds	$589,780,845	$—	$—	$589,780,845

MFS Lifetime 2035 Fund

Financial Instruments
Mutual Funds	$288,749,928	$—	$—	$288,749,928

Notes to Financial Statements – continued

	Level 1	Level 2	Level 3	Total
MFS Lifetime 2040 Fund

Financial Instruments
Mutual Funds	$427,063,779	$—	$—	$427,063,779

MFS Lifetime 2045 Fund

Financial Instruments
Mutual Funds	$199,226,601	$—	$—	$199,226,601

MFS Lifetime 2050 Fund

Financial Instruments
Mutual Funds	$211,514,903	$—	$—	$211,514,903

MFS Lifetime 2055 Fund

Financial Instruments
Mutual Funds	$103,516,382	$—	$—	$103,516,382

MFS Lifetime 2060 Fund

Financial Instruments
Mutual Funds	$10,081,600	$—	$—	$10,081,600

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Derivatives – Each fund does not invest in derivatives directly. Each fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by each fund is affected by the timing of the declaration of distributions by the underlying funds in which each fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Each fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Notes to Financial Statements – continued

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

Year ended 4/30/19	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Ordinary income (including any short-term capital gains)	$14,151,442	$9,359,915	$7,672,089	$14,927,515	$7,625,114
Long-term capital gains	6,835,974	8,979,696	2,471,107	13,876,431	1,810,035
Total distributions	$20,987,416	$18,339,611	$10,143,196	$28,803,946	$9,435,149

Year ended 4/30/19	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Ordinary income (including any short-term capital gains)	$10,699,061	$4,711,122	$5,205,028	$1,995,019	$146,710
Long-term capital gains	11,590,195	1,486,101	2,179,161	725,057	27,503
Total distributions	$22,289,256	$6,197,223	$7,384,189	$2,720,076	$174,213

Year ended 4/30/18	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Ordinary income (including any short-term capital gains)	$12,605,779	$10,537,384	$6,358,589	$14,663,281	$5,512,109
Long-term capital gains	6,382,316	4,886,326	950,079	5,000,049	1,250,038
Total distributions	$18,988,095	$15,423,710	$7,308,668	$19,663,330	$6,762,147

Year ended 4/30/18	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Ordinary income (including any short-term capital gains)	$10,491,232	$3,550,071	$4,260,080	$1,398,251	$44,075
Long-term capital gains	3,240,477	956,004	1,218,136	300,022	8,525
Total distributions	$13,731,709	$4,506,075	$5,478,216	$1,698,273	$52,600

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/19	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund

Cost of investments	$534,732,337	$312,420,309	$268,669,839	$489,041,425	$251,327,227

Gross appreciation	42,619,530	30,860,535	24,681,844	101,964,022	37,976,102
Gross depreciation	(3,151,496)	(866,536)	(679,965)	(1,224,602)	(553,401)
Net unrealized appreciation (depreciation)	$39,468,034	$29,993,999	$24,001,879	$100,739,420	$37,422,701
Undistributed ordinary income	1,503,026	2,964,847	1,493,120	3,668,104	649,145
Undistributed long-term capital gain	5,348,729	4,895,096	3,973,085	14,741,251	6,057,037
Other temporary differences	(830,804)	—	—	—	—

As of 4/30/19	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund

Cost of investments	$327,487,462	$171,192,517	$174,111,866	$93,126,426	$9,697,298

Gross appreciation	100,550,575	28,428,079	37,793,695	10,561,831	393,933
Gross depreciation	(974,258)	(393,995)	(390,658)	(171,875)	(9,631)
Net unrealized appreciation (depreciation)	$99,576,317	$28,034,084	$37,403,037	$10,389,956	$384,302
Undistributed ordinary income	2,383,912	100,292	186,226	9,448	21,523
Undistributed long-term capital gain	12,832,271	4,828,732	5,505,277	2,357,193	174,657
Post-October capital loss deferral	—	—	—	(24,834)	—

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. For the MFS Lifetime Income Fund, income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. For the MFS Lifetime Income Fund, realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. For all other funds, income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after

Notes to Financial Statements – continued

purchase. Class C and Class 529C shares will convert to Class A and Class 529A shares, respectively, approximately ten years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

From net investment income

	MFS Lifetime Income Fund		MFS Lifetime 2020 Fund		MFS Lifetime 2025 Fund

	Year Ended 4/30/19	Year Ended 4/30/18	Year Ended 4/30/19	Year Ended 4/30/18	Year Ended 4/30/19	Year Ended 4/30/18
Class A	$2,820,303	$2,398,788	$1,055,726	$1,249,773	$483,914	$432,896
Class B	194,797	186,981	60,584	91,371	24,559	26,321
Class C	2,191,182	1,985,495	211,940	279,201	67,927	73,131
Class I	1,095,806	797,088	50,379	53,819	30,784	3,368
Class R1	63,985	60,968	80,226	89,059	28,105	18,945
Class R2	623,419	558,776	1,467,452	1,767,538	677,183	854,419
Class R3	1,422,751	1,174,314	2,140,164	2,259,963	1,667,677	1,442,800
Class R4	1,461,663	1,904,479	2,322,474	2,431,246	2,585,504	2,364,609
Class R6	813,392	458,470	1,610,762	1,225,726	1,084,376	818,543
Class 529A	2,378,350	1,673,544	—	—	—	—
Class 529B	73,400	58,435	—	—	—	—
Class 529C	628,220	467,772	—	—	—	—
Total	$13,767,268	$11,725,110	$8,999,707	$9,447,696	$6,650,029	$6,035,032

	MFS Lifetime 2030 Fund		MFS Lifetime 2035 Fund		MFS Lifetime 2040 Fund

	Year Ended 4/30/19	Year Ended 4/30/18	Year Ended 4/30/19	Year Ended 4/30/18	Year Ended 4/30/19	Year Ended 4/30/18
Class A	$1,368,959	$1,387,972	$338,583	$337,208	$751,120	$789,985
Class B	138,382	141,645	22,637	27,870	61,851	73,989
Class C	246,088	264,745	36,994	42,702	143,159	180,808
Class I	54,680	50,068	17,672	13,040	39,770	46,257
Class R1	119,691	106,904	33,030	36,641	59,997	58,974
Class R2	2,307,109	2,427,710	532,212	668,384	1,543,180	1,759,698
Class R3	3,390,118	2,990,300	1,312,009	1,220,662	1,870,697	1,703,757
Class R4	3,883,993	3,583,069	2,557,870	2,367,031	3,441,499	3,421,430
Class R6	2,491,402	1,747,665	949,054	636,542	1,568,737	1,102,127
Total	$14,000,422	$12,700,078	$5,800,061	$5,350,080	$9,480,010	$9,137,025

	MFS Lifetime 2045 Fund		MFS Lifetime 2050 Fund		MFS Lifetime 2055 Fund

	Year Ended 4/30/19	Year Ended 4/30/18	Year Ended 4/30/19	Year Ended 4/30/18	Year Ended 4/30/19	Year Ended 4/30/18
Class A	$150,250	$170,187	$239,727	$236,172	$96,725	$83,567
Class B	11,021	14,121	20,407	16,826	6,862	6,631
Class C	28,802	36,236	39,103	40,269	25,435	22,020
Class I	4,923	4,138	12,033	14,180	2,854	1,782
Class R1	21,381	11,938	14,480	13,471	18,135	9,021
Class R2	330,178	370,779	910,115	803,171	285,147	232,915
Class R3	931,011	727,135	1,039,197	776,294	464,328	311,034
Class R4	1,795,722	1,757,947	1,687,365	1,576,226	689,848	558,543
Class R6	521,732	367,530	752,584	498,415	327,676	147,528
Total	$3,795,020	$3,460,011	$4,715,011	$3,975,024	$1,917,010	$1,373,041

Notes to Financial Statements – continued

	MFS Lifetime 2060 Fund

	Year Ended 4/30/19	Year Ended 4/30/18
Class A	$23,953	$3,710
Class B	1,623	810
Class C	3,217	1,084
Class I	1,341	1,261
Class R1	716	704
Class R2	12,388	1,344
Class R3	30,938	12,696
Class R4	19,514	4,710
Class R6	50,919	15,731
Total	$144,609	$42,050

From net realized gain

	MFS Lifetime Income Fund		MFS Lifetime 2020 Fund		MFS Lifetime 2025 Fund

	Year Ended 4/30/19	Year Ended 4/30/18	Year Ended 4/30/19	Year Ended 4/30/18	Year Ended 4/30/19	Year Ended 4/30/18
Class A	$1,299,159	$1,323,158	$1,109,087	$787,622	$258,825	$92,868
Class B	124,865	155,225	100,188	83,367	19,197	7,913
Class C	1,392,126	1,677,548	330,698	252,436	52,293	21,166
Class I	488,455	403,673	48,034	30,731	14,936	672
Class R1	36,203	50,876	120,126	75,203	20,079	4,876
Class R2	315,151	340,570	1,733,979	1,228,335	428,648	194,805
Class R3	662,741	658,794	2,227,102	1,402,030	906,395	308,197
Class R4	613,987	669,958	2,208,683	1,445,562	1,281,216	486,778
Class R6	339,976	271,378	1,462,007	670,728	511,578	156,361
Class 529A	1,384,640	1,155,342	—	—	—	—
Class 529B	58,188	60,914	—	—	—	—
Class 529C	504,657	495,549	—	—	—	—
Total	$7,220,148	$7,262,985	$9,339,904	$5,976,014	$3,493,167	$1,273,636

	MFS Lifetime 2030 Fund		MFS Lifetime 2035 Fund		MFS Lifetime 2040 Fund

	Year Ended 4/30/19	Year Ended 4/30/18	Year Ended 4/30/19	Year Ended 4/30/18	Year Ended 4/30/19	Year Ended 4/30/18
Class A	$1,471,361	$762,335	$220,190	$91,006	$1,010,676	$398,600
Class B	219,956	114,519	23,542	10,307	138,045	56,391
Class C	394,625	211,589	36,234	15,777	322,729	133,920
Class I	53,090	24,922	10,385	3,214	49,335	21,200
Class R1	183,512	81,645	31,437	11,393	131,744	44,925
Class R2	2,793,687	1,481,346	415,604	193,626	2,456,434	999,949
Class R3	3,611,479	1,628,664	862,857	328,483	2,581,036	855,727
Class R4	3,770,000	1,828,737	1,506,435	605,985	4,277,296	1,603,287
Class R6	2,305,814	829,495	528,404	152,276	1,841,951	480,685
Total	$14,803,524	$6,963,252	$3,635,088	$1,412,067	$12,809,246	$4,594,684

	MFS Lifetime 2045 Fund		MFS Lifetime 2050 Fund		MFS Lifetime 2055 Fund

	Year Ended 4/30/19	Year Ended 4/30/18	Year Ended 4/30/19	Year Ended 4/30/18	Year Ended 4/30/19	Year Ended 4/30/18
Class A	$100,848	$53,084	$140,725	$92,817	$41,898	$20,516
Class B	12,049	6,297	17,631	9,631	4,605	2,409
Class C	29,427	15,525	35,743	23,130	16,944	7,998
Class I	2,906	1,187	6,319	4,927	1,102	398
Class R1	19,001	4,814	13,391	6,860	10,523	2,874
Class R2	260,014	123,741	599,353	342,907	141,772	60,382
Class R3	616,581	226,378	603,513	296,244	200,723	75,049
Class R4	1,069,590	514,360	882,648	560,958	266,764	124,530
Class R6	291,787	100,678	369,855	165,718	118,735	31,076
Total	$2,402,203	$1,046,064	$2,669,178	$1,503,192	$803,066	$325,232

Notes to Financial Statements – continued

	MFS Lifetime 2060 Fund

	Year Ended 4/30/19	Year Ended 4/30/18
Class A	$4,838	$927
Class B	503	325
Class C	876	407
Class I	265	297
Class R1	263	296
Class R2	2,703	385
Class R3	6,666	3,132
Class R4	3,795	1,104
Class R6	9,695	3,677
Total	$29,604	$10,550

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay all of each fund’s operating expenses, excluding distribution and service fees, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles (“Other Expenses”). For the year ended April 30, 2019, this reduction amounted to the following for each fund and is included in the reduction of total expenses in the Statements of Operations:

MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund

$1,181,504	$801,998	$676,895	$1,127,957	$687,869	$941,113	$593,332	$665,431	$499,379	$235,541

For Class R6 shares, the investment adviser has agreed to bear each fund’s expenses, or make payment to such fund, such that the “Other Expenses” of the class do not exceed (0.10)% annually of average daily net assets for the MFS Lifetime Income Fund and (0.14)% annually of average daily net assets for all other funds. These written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until August 31, 2019. Payments made to certain classes of the funds to further reduce “Other Expenses” below 0.00% annually of average daily net assets are included in “Excess expense reimbursement from investment adviser” in the Statements of Operations.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by each fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the year ended April 30, 2019, as its portion of the initial sales charge on sales of Class A and Class 529A shares of each fund:

	Class A	Class 529A
MFS Lifetime Income Fund	$7,643	$7,196
MFS Lifetime 2020 Fund	4,360	—
MFS Lifetime 2025 Fund	12,022	—
MFS Lifetime 2030 Fund	25,116	—
MFS Lifetime 2035 Fund	13,165	—
MFS Lifetime 2040 Fund	15,600	—
MFS Lifetime 2045 Fund	9,372	—
MFS Lifetime 2050 Fund	14,569	—
MFS Lifetime 2055 Fund	8,045	—
MFS Lifetime 2060 Fund	2,724	—

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements – continued

Distribution Plan Fee Table:

	Class A

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.25%	$268,806
MFS Lifetime 2020 Fund	—	0.25%	0.25%	0.25%	108,897
MFS Lifetime 2025 Fund	—	0.25%	0.25%	0.23%	44,937
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	148,149
MFS Lifetime 2035 Fund	—	0.25%	0.25%	0.24%	36,467
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.24%	85,365
MFS Lifetime 2045 Fund	—	0.25%	0.25%	0.25%	18,798
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	29,312
MFS Lifetime 2055 Fund	—	0.25%	0.25%	0.25%	12,035
MFS Lifetime 2060 Fund	—	0.25%	0.25%	0.25%	1,795

	Class B

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$105,272
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	39,701
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	0.99%	14,344
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	86,820
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	16,763
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	47,367
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	8,960
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	14,316
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	5,239
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	1.00%	1,120

	Class C

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$1,187,408
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	126,793
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	39,060
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	156,311
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	0.99%	24,836
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	111,525
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	0.99%	20,853
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	29,803
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	19,240
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	1.00%	1,719

	Class R1

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$39,125
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	46,297
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	14,823
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	71,407
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	21,568
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	46,526
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	12,664
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	11,789
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	11,220
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	1.00%	609

Notes to Financial Statements – continued

	Class R2

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.25%	0.25%	0.50%	0.50%	$132,314
MFS Lifetime 2020 Fund	0.25%	0.25%	0.50%	0.50%	334,532
MFS Lifetime 2025 Fund	0.25%	0.25%	0.50%	0.50%	175,290
MFS Lifetime 2030 Fund	0.25%	0.25%	0.50%	0.50%	549,004
MFS Lifetime 2035 Fund	0.25%	0.25%	0.50%	0.50%	161,234
MFS Lifetime 2040 Fund	0.25%	0.25%	0.50%	0.50%	415,114
MFS Lifetime 2045 Fund	0.25%	0.25%	0.50%	0.50%	103,544
MFS Lifetime 2050 Fund	0.25%	0.25%	0.50%	0.50%	238,667
MFS Lifetime 2055 Fund	0.25%	0.25%	0.50%	0.50%	85,096
MFS Lifetime 2060 Fund	0.25%	0.25%	0.50%	0.50%	2,521

	Class R3

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.25%	$134,858
MFS Lifetime 2020 Fund	—	0.25%	0.25%	0.25%	206,296
MFS Lifetime 2025 Fund	—	0.25%	0.25%	0.25%	170,933
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	349,738
MFS Lifetime 2035 Fund	—	0.25%	0.25%	0.25%	153,607
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	217,353
MFS Lifetime 2045 Fund	—	0.25%	0.25%	0.25%	113,659
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	125,867
MFS Lifetime 2055 Fund	—	0.25%	0.25%	0.25%	59,587
MFS Lifetime 2060 Fund	—	0.25%	0.25%	0.25%	3,970

	Class 529A

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.23%	$228,261

	Class 529B

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	0.99%	$40,501

	Class 529C

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	0.99%	$344,376

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Total Distribution and Service Fees	$2,480,921	$862,516	$459,387	$1,361,429	$414,475

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Total Distribution and Service Fees	$923,250	$278,478	$449,754	$192,417	$11,734

(d)

In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

Notes to Financial Statements – continued

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the year ended April 30, 2019 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the year ended April 30, 2019, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Class A	$3,159	$1,579	$3,731	$2,877	$817
Class B	2	39	194	122	5
Class C	95	81	5	345	118
Class R1	81	1	—	95	1
Class R2	170	601	7	1,149	26
Class R3	7	4	20	24	107
Class 529A	15,983	N/A	N/A	N/A	N/A
Class 529B	563	N/A	N/A	N/A	N/A
Class 529C	2,807	N/A	N/A	N/A	N/A

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Class A	$2,054	$226	$355	$85	$1
Class B	208	24	28	—	—
Class C	138	130	24	41	—
Class R1	1	—	1	—	—
Class R2	699	146	216	1	—
Class R3	199	1	160	4	—

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2019, were as follows:

CDSC Imposed	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Class A	$2,069	$37	$321	$784	$287
Class B	11,334	6,470	1,426	10,797	2,046
Class C	10,263	1,039	545	1,646	308
Class 529B	601	N/A	N/A	N/A	N/A
Class 529C	308	N/A	N/A	N/A	N/A

CDSC Imposed	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Class A	$399	$173	$383	$173	$7
Class B	5,997	943	2,043	337	—
Class C	1,201	215	767	237	175

The MFS Lifetime Income Fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The MFS Lifetime Income Fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the MFS Lifetime Income Fund for the year ended April 30, 2019, were as follows:

Fee
Class 529A	$45,652
Class 529B	2,025
Class 529C	17,219
Total Program Manager Fees	$64,896

Notes to Financial Statements – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the year ended April 30, 2019, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Expenses paid	$168,312	$28,022	$22,271	$45,322	$26,457
Percentage of average daily net assets	0.0297%	0.0079%	0.0085%	0.0077%	0.0105%

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Expenses paid	$43,030	$26,658	$32,777	$31,827	$4,036
Percentage of average daily net assets	0.0099%	0.0151%	0.0149%	0.0347%	0.0661%

MFSC also receives payment from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended April 30, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:

MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund

$636,031	$488,281	$391,885	$770,339	$405,232	$620,653	$327,410	$389,082	$233,305	$20,436

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the year ended April 30, 2019 was equivalent to the following annual effective rates of each fund’s average daily net assets:

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Percentage of average daily net assets	0.0031%	0.0049%	0.0067%	0.0030%	0.0070%

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Percentage of average daily net assets	0.0040%	0.0099%	0.0080%	0.0191%	0.2865%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.

Other – These funds and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO

Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the year ended April 30, 2019, the fee paid by each fund under this agreement amounted to the following and is included in “Miscellaneous” expense in the Statements of Operations:

MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund

$983	$595	$425	$1,007	$409

MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund

$726	$301	$377	$157	$10

MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

Notes to Financial Statements – continued

On December 14, 2018, MFS redeemed the following fund shares:

Fund	Class	Shares	Amount
MFS Lifetime 2025 Fund	Class R1	4,630	$57,137
MFS Lifetime 2035 Fund	Class R1	3,712	50,748
MFS Lifetime 2045 Fund	Class R1	3,607	50,829
MFS Lifetime 2050 Fund	Class R1	3,026	50,839
MFS Lifetime 2060 Fund	Class R3	5,178	57,686
MFS Lifetime 2060 Fund	Class R6	51,866	580,381

On August 15, 2017, MFS redeemed the following fund shares:

Fund	Class	Shares	Amount
MFS Lifetime Income Fund	Class R6	4,213	$52,321
MFS Lifetime 2020 Fund	Class R6	3,970	52,878
MFS Lifetime 2025 Fund	Class R6	4,229	54,006
MFS Lifetime 2030 Fund	Class R6	3,651	55,393
MFS Lifetime 2035 Fund	Class R1	678	9,446
MFS Lifetime 2035 Fund	Class R6	3,981	56,089
MFS Lifetime 2040 Fund	Class R6	3,585	56,496
MFS Lifetime 2045 Fund	Class B	699	9,958
MFS Lifetime 2045 Fund	Class R1	696	9,947
MFS Lifetime 2045 Fund	Class R6	3,921	56,546
MFS Lifetime 2050 Fund	Class B	3,525	60,244
MFS Lifetime 2050 Fund	Class R1	582	9,919
MFS Lifetime 2050 Fund	Class R6	3,265	56,547
MFS Lifetime 2055 Fund	Class B	823	11,938
MFS Lifetime 2055 Fund	Class I	744	10,855
MFS Lifetime 2055 Fund	Class R1	820	11,865
MFS Lifetime 2055 Fund	Class R6	3,854	56,544

At April 30, 2019, MFS held 100% of the outstanding shares of Class I and Class R1 of the MFS Lifetime 2060 Fund.

(4)	Portfolio Securities

For the year ended April 30, 2019, purchases and sales of shares of underlying funds aggregated to the following:

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Purchases	$56,965,769	$60,521,194	$75,487,641	$106,544,682	$75,299,185
Sales	$81,012,313	$97,479,554	$36,302,259	$120,974,141	$31,458,692

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Purchases	$72,969,265	$46,607,125	$51,845,425	$35,962,721	$8,014,772
Sales	$103,784,826	$21,714,580	$62,644,849	$18,720,940	$2,120,204

Notes to Financial Statements – continued

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	MFS Lifetime Income Fund				MFS Lifetime 2020 Fund

	Year ended 4/30/19		Year ended 4/30/18		Year ended 4/30/19		Year ended 4/30/18

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold

Class A	1,847,214	$22,585,377	1,570,740	$19,455,932	564,103	$7,238,411	874,650	$11,535,936

Class B	72,255	871,139	41,009	509,648	28,088	360,967	20,859	273,064

Class C	744,303	9,078,830	1,058,685	13,125,576	113,595	1,421,637	124,141	1,598,345

Class I	1,822,886	22,106,905	1,054,906	13,083,468	186,312	2,438,993	43,525	577,609

Class R1	200,891	2,432,039	76,139	943,967	86,084	1,103,481	58,349	767,529

Class R2	664,264	8,109,192	770,210	9,540,633	1,540,597	19,699,792	1,816,565	23,850,777

Class R3	1,101,831	13,410,501	1,578,766	19,605,115	2,670,176	34,461,787	2,178,484	28,760,987

Class R4	708,696	8,669,602	977,153	12,095,704	1,848,609	24,102,640	1,872,609	24,848,676

Class R6	1,212,170	14,591,892	1,864,974	23,340,425	2,196,708	28,396,542	2,379,969	32,044,301

Class 529A	6,574,351	65,564,555	4,868,641	49,659,678	—	—	—	—

Class 529B	299,079	2,980,144	278,741	2,844,484	—	—	—	—
Class 529C	1,979,803	19,725,207	2,362,887	24,093,144	—	—	—	—
	17,227,743	$190,125,383	16,502,851	$188,297,774	9,234,272	$119,224,250	9,369,151	$124,257,224

Shares issued to shareholders in reinvestment of distributions

Class A	341,016	$4,062,769	292,591	$3,638,273	165,902	$1,987,511	137,450	$1,797,843

Class B	26,118	309,489	26,741	332,903	13,142	157,051	13,169	171,460

Class C	295,866	3,505,070	287,628	3,578,466	40,235	473,163	35,653	457,789

Class I	106,067	1,264,014	72,022	896,019	7,525	90,755	5,756	75,752

Class R1	8,342	99,287	8,972	111,786	16,766	200,352	12,597	164,262

Class R2	72,937	867,906	66,213	823,895	245,658	2,923,334	208,430	2,707,503

Class R3	174,810	2,082,264	147,244	1,831,616	364,546	4,367,264	279,755	3,661,993

Class R4	173,791	2,073,601	206,323	2,566,100	376,030	4,531,157	294,590	3,876,808

Class R6	84,145	1,007,101	49,628	618,687	230,076	2,770,111	127,866	1,680,156

Class 529A	384,144	3,740,994	275,125	2,811,781	—	—	—	—

Class 529B	13,521	131,004	11,617	118,801	—	—	—	—
Class 529C	116,314	1,126,589	93,840	958,836	—	—	—	—
	1,797,071	$20,270,088	1,537,944	$18,287,163	1,459,880	$17,500,698	1,115,266	$14,593,566

Shares reacquired

Class A	(2,040,158)	$(24,838,227)	(2,509,753)	$(31,085,779)	(898,874)	$(11,630,896)	(1,314,434)	$(17,415,297)

Class B	(327,953)	(3,994,084)	(398,723)	(4,947,769)	(139,556)	(1,771,432)	(114,201)	(1,496,009)

Class C	(2,454,438)	(29,919,300)	(2,930,152)	(36,287,026)	(253,368)	(3,179,163)	(437,526)	(5,639,052)

Class I	(1,785,685)	(21,503,321)	(1,154,296)	(14,326,758)	(163,579)	(2,156,647)	(41,460)	(549,913)

Class R1	(243,007)	(2,935,981)	(95,654)	(1,189,500)	(107,998)	(1,379,784)	(54,447)	(716,502)

Class R2	(1,380,033)	(16,883,006)	(1,209,849)	(15,015,150)	(3,711,863)	(47,418,906)	(2,363,331)	(31,013,425)

Class R3	(1,296,899)	(15,776,205)	(1,374,650)	(17,055,452)	(3,383,935)	(43,644,096)	(1,750,424)	(23,118,351)

Class R4	(1,326,467)	(16,095,604)	(6,094,327)	(76,564,127)	(2,339,803)	(30,513,779)	(6,752,614)	(91,728,500)

Class R6	(769,099)	(9,366,737)	(293,127)	(3,644,616)	(998,215)	(12,912,773)	(668,138)	(8,882,236)

Class 529A	(4,600,709)	(45,965,876)	(4,138,056)	(42,244,514)	—	—	—	—

Class 529B	(265,130)	(2,646,621)	(365,560)	(3,734,820)	—	—	—	—
Class 529C	(2,114,359)	(21,058,166)	(2,276,627)	(23,184,198)	—	—	—	—
	(18,603,937)	$(210,983,128)	(22,840,774)	$(269,279,709)	(11,997,191)	$(154,607,476)	(13,496,575)	$(180,559,285)

Notes to Financial Statements – continued

	MFS Lifetime Income Fund – continued				MFS Lifetime 2020 Fund – continued

	Year ended 4/30/19		Year ended 4/30/18		Year ended 4/30/19		Year ended 4/30/18

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net change

Class A	148,072	$1,809,919	(646,422)	$(7,991,574)	(168,869)	$(2,404,974)	(302,334)	$(4,081,518)

Class B	(229,580)	(2,813,456)	(330,973)	(4,105,218)	(98,326)	(1,253,414)	(80,173)	(1,051,485)

Class C	(1,414,269)	(17,335,400)	(1,583,839)	(19,582,984)	(99,538)	(1,284,363)	(277,732)	(3,582,918)

Class I	143,268	1,867,598	(27,368)	(347,271)	30,258	373,101	7,821	103,448

Class R1	(33,774)	(404,655)	(10,543)	(133,747)	(5,148)	(75,951)	16,499	215,289

Class R2	(642,832)	(7,905,908)	(373,426)	(4,650,622)	(1,925,608)	(24,795,780)	(338,336)	(4,455,145)

Class R3	(20,258)	(283,440)	351,360	4,381,279	(349,213)	(4,815,045)	707,815	9,304,629

Class R4	(443,980)	(5,352,401)	(4,910,851)	(61,902,323)	(115,164)	(1,879,982)	(4,585,415)	(63,003,016)

Class R6	527,216	6,232,256	1,621,475	20,314,496	1,428,569	18,253,880	1,839,697	24,842,221

Class 529A	2,357,786	23,339,673	1,005,710	10,226,945	—	—	—	—

Class 529B	47,470	464,527	(75,202)	(771,535)	—	—	—	—
Class 529C	(18,242)	(206,370)	180,100	1,867,782	—	—	—	—
	420,877	$(587,657)	(4,799,979)	$(62,694,772)	(1,303,039)	$(17,882,528)	(3,012,158)	$(41,708,495)

	MFS Lifetime 2025 Fund				MFS Lifetime 2030 Fund

	Year ended 4/30/19		Year ended 4/30/18		Year ended 4/30/19		Year ended 4/30/18

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold

Class A	567,330	$7,189,298	439,342	$5,659,951	871,533	$13,343,800	792,497	$12,242,729

Class B	14,316	183,102	22,994	292,465	79,920	1,204,490	48,645	737,390

Class C	74,764	942,228	86,290	1,100,035	156,614	2,332,793	150,628	2,271,328

Class I	55,035	695,114	68,375	883,133	50,313	770,645	38,067	592,551

Class R1	84,642	1,072,437	79,777	1,018,577	145,709	2,215,727	158,961	2,413,570

Class R2	1,130,263	14,397,361	1,571,472	20,053,970	2,150,624	32,736,983	2,686,924	40,756,518

Class R3	2,509,467	32,054,842	2,407,920	30,860,791	3,436,146	52,676,545	2,723,768	41,722,708

Class R4	2,766,476	35,583,331	1,831,071	23,611,322	2,834,408	43,601,309	2,396,549	36,938,959
Class R6	1,513,889	19,289,218	2,171,031	28,488,221	2,615,019	40,297,219	3,039,876	47,374,211
	8,716,182	$111,406,931	8,678,272	$111,968,465	12,340,286	$189,179,511	12,035,915	$185,049,964

Shares issued to shareholders in reinvestment of distributions

Class A	59,399	$700,316	36,062	$464,122	193,530	$2,655,232	122,981	$1,902,517

Class B	3,730	43,756	2,674	34,231	25,680	348,203	16,260	248,610

Class C	9,928	115,863	7,133	90,868	41,322	557,018	26,789	407,191

Class I	3,868	45,720	313	4,040	7,082	97,527	4,356	67,649

Class R1	4,104	48,184	1,857	23,821	22,277	303,202	12,283	188,549

Class R2	83,510	980,403	70,893	907,430	348,214	4,732,212	233,981	3,586,923

Class R3	218,512	2,574,072	136,264	1,750,997	511,813	7,001,597	299,350	4,618,964

Class R4	326,581	3,866,720	220,867	2,851,387	554,849	7,651,363	348,141	5,410,114
Class R6	109,152	1,291,267	61,003	787,543	281,709	3,881,976	131,223	2,039,201
	818,784	$9,666,301	537,066	$6,914,439	1,986,476	$27,228,330	1,195,364	$18,469,718

Notes to Financial Statements – continued

	MFS Lifetime 2025 Fund – continued				MFS Lifetime 2030 Fund – continued

	Year ended 4/30/19		Year ended 4/30/18		Year ended 4/30/19		Year ended 4/30/18

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired

Class A	(418,765)	$(5,272,674)	(347,589)	$(4,443,758)	(957,301)	$(14,772,195)	(923,005)	$(14,185,368)

Class B	(17,685)	(224,395)	(19,239)	(243,320)	(116,768)	(1,762,903)	(94,951)	(1,435,970)

Class C	(41,360)	(523,597)	(82,528)	(1,044,970)	(211,637)	(3,170,193)	(237,561)	(3,574,873)

Class I	(6,764)	(88,665)	(37,202)	(479,223)	(51,257)	(781,569)	(21,950)	(344,511)

Class R1	(63,589)	(807,690)	(19,980)	(257,485)	(132,217)	(1,985,985)	(123,254)	(1,860,960)

Class R2	(1,236,726)	(15,707,675)	(725,005)	(9,215,230)	(4,757,324)	(71,938,609)	(2,928,379)	(44,562,712)

Class R3	(1,833,067)	(23,448,568)	(755,969)	(9,721,463)	(3,368,822)	(51,830,605)	(1,665,039)	(25,650,805)

Class R4	(1,429,789)	(18,341,244)	(6,589,685)	(87,093,536)	(2,805,747)	(43,696,853)	(6,102,456)	(96,547,086)
Class R6	(545,617)	(6,978,691)	(591,896)	(7,598,522)	(722,887)	(10,975,407)	(725,589)	(11,110,604)
	(5,593,362)	$(71,393,199)	(9,169,093)	$(120,097,507)	(13,123,960)	$(200,914,319)	(12,822,184)	$(199,272,889)

Net change

Class A	207,964	$2,616,940	127,815	$1,680,315	107,762	$1,226,837	(7,527)	$(40,122)

Class B	361	2,463	6,429	83,376	(11,168)	(210,210)	(30,046)	(449,970)

Class C	43,332	534,494	10,895	145,933	(13,701)	(280,382)	(60,144)	(896,354)

Class I	52,139	652,169	31,486	407,950	6,138	86,603	20,473	315,689

Class R1	25,157	312,931	61,654	784,913	35,769	532,944	47,990	741,159

Class R2	(22,953)	(329,911)	917,360	11,746,170	(2,258,486)	(34,469,414)	(7,474)	(219,271)

Class R3	894,912	11,180,346	1,788,215	22,890,325	579,137	7,847,537	1,358,079	20,690,867

Class R4	1,663,268	21,108,807	(4,537,747)	(60,630,827)	583,510	7,555,819	(3,357,766)	(54,198,013)
Class R6	1,077,424	13,601,794	1,640,138	21,677,242	2,173,841	33,203,788	2,445,510	38,302,808
	3,941,604	$49,680,033	46,245	$(1,214,603)	1,202,802	$15,493,522	409,095	$4,246,793

	MFS Lifetime 2035 Fund				MFS Lifetime 2040 Fund

	Year ended 4/30/19		Year ended 4/30/18		Year ended 4/30/19		Year ended 4/30/18

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold

Class A	317,699	$4,554,781	456,502	$6,526,819	476,877	$7,636,531	566,906	$9,118,996

Class B	12,665	182,929	27,756	404,504	23,510	375,858	28,889	457,124

Class C	57,595	820,223	58,484	826,502	109,199	1,720,732	112,298	1,767,637

Class I	22,602	325,765	27,363	398,188	36,372	600,270	33,293	534,779

Class R1	84,674	1,216,315	158,580	2,259,004	115,349	1,849,793	129,646	2,069,716

Class R2	1,033,700	14,968,075	1,201,115	17,182,087	1,728,999	27,600,406	2,041,886	32,521,105

Class R3	1,924,656	28,015,898	1,952,076	28,095,710	1,901,160	30,517,741	1,976,416	31,789,457

Class R4	2,611,266	38,102,038	1,636,022	23,602,579	2,368,577	38,701,506	2,238,497	36,205,561
Class R6	1,380,361	19,775,494	1,266,185	18,699,329	1,873,600	30,218,453	1,461,342	23,936,198
	7,445,218	$107,961,518	6,784,083	$97,994,722	8,633,643	$139,221,290	8,589,173	$138,400,573

Shares issued to shareholders in reinvestment of distributions

Class A	39,574	$510,104	26,822	$390,791	113,626	$1,603,256	63,997	$1,043,784

Class B	3,597	46,179	2,635	38,177	14,088	197,794	7,882	127,694

Class C	5,571	72,752	3,688	53,258	29,290	405,962	16,745	267,914

Class I	1,991	25,699	972	14,173	4,494	63,765	3,053	50,032

Class R1	5,025	64,467	3,313	48,034	13,715	191,741	6,437	103,899

Class R2	64,591	830,637	51,210	743,064	262,197	3,673,383	153,118	2,478,978

Class R3	168,464	2,174,866	106,251	1,549,145	315,502	4,451,727	157,024	2,559,484

Class R4	313,846	4,064,305	203,214	2,973,016	542,812	7,718,793	305,826	5,024,717
Class R6	80,291	1,039,767	36,046	527,354	179,906	2,558,269	66,594	1,093,476
	682,950	$8,828,776	434,151	$6,337,012	1,475,630	$20,864,690	780,676	$12,749,978

Notes to Financial Statements – continued

	MFS Lifetime 2035 Fund – continued				MFS Lifetime 2040 Fund – continued

	Year ended 4/30/19		Year ended 4/30/18		Year ended 4/30/19		Year ended 4/30/18

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired

Class A	(300,417)	$(4,344,723)	(216,888)	$(3,065,616)	(578,011)	$(9,421,937)	(750,115)	$(12,120,811)

Class B	(24,450)	(348,840)	(9,178)	(130,176)	(62,787)	(998,114)	(61,949)	(977,838)

Class C	(52,115)	(748,013)	(30,283)	(427,897)	(189,258)	(3,031,158)	(147,583)	(2,319,106)

Class I	(11,702)	(169,059)	(7,910)	(111,456)	(52,911)	(836,947)	(48,595)	(803,760)

Class R1	(54,848)	(784,704)	(75,180)	(1,085,773)	(109,275)	(1,753,085)	(129,884)	(2,013,528)

Class R2	(1,122,676)	(16,213,841)	(595,883)	(8,464,857)	(3,651,175)	(58,240,251)	(2,471,692)	(39,422,790)

Class R3	(1,330,185)	(19,148,602)	(686,777)	(9,976,722)	(2,171,183)	(35,224,499)	(950,303)	(15,320,665)

Class R4	(1,165,343)	(17,092,326)	(4,686,868)	(70,040,299)	(3,072,543)	(50,447,233)	(5,318,065)	(88,921,009)
Class R6	(296,367)	(4,351,619)	(197,343)	(2,875,767)	(487,056)	(7,876,502)	(262,338)	(4,293,540)
	(4,358,103)	$(63,201,727)	(6,506,310)	$(96,178,563)	(10,374,199)	$(167,829,726)	(10,140,524)	$(166,193,047)

Net change

Class A	56,856	$720,162	266,436	$3,851,994	12,492	$(182,150)	(119,212)	$(1,958,031)

Class B	(8,188)	(119,732)	21,213	312,505	(25,189)	(424,462)	(25,178)	(393,020)

Class C	11,051	144,962	31,889	451,863	(50,769)	(904,464)	(18,540)	(283,555)

Class I	12,891	182,405	20,425	300,905	(12,045)	(172,912)	(12,249)	(218,949)

Class R1	34,851	496,078	86,713	1,221,265	19,789	288,449	6,199	160,087

Class R2	(24,385)	(415,129)	656,442	9,460,294	(1,659,979)	(26,966,462)	(276,688)	(4,422,707)

Class R3	762,935	11,042,162	1,371,550	19,668,133	45,479	(255,031)	1,183,137	19,028,276

Class R4	1,759,769	25,074,017	(2,847,632)	(43,464,704)	(161,154)	(4,026,934)	(2,773,742)	(47,690,731)
Class R6	1,164,285	16,463,642	1,104,888	16,350,916	1,566,450	24,900,220	1,265,598	20,736,134
	3,770,065	$53,588,567	711,924	$8,153,171	(264,926)	$(7,743,746)	(770,675)	$(15,042,496)

	MFS Lifetime 2045 Fund				MFS Lifetime 2050 Fund

	Year ended 4/30/19		Year ended 4/30/18		Year ended 4/30/19		Year ended 4/30/18

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold

Class A	205,891	$3,073,934	205,909	$3,078,824	212,106	$3,874,731	208,910	$3,748,870

Class B	3,765	56,892	14,466	213,109	21,129	381,150	14,164	251,649

Class C	32,933	489,680	50,434	735,389	40,380	719,263	37,732	666,022

Class I	9,647	142,402	5,325	81,375	5,701	103,885	11,887	209,225

Class R1	62,118	944,961	36,490	538,253	48,506	865,633	40,471	714,936

Class R2	720,610	10,753,797	831,560	12,267,212	1,325,864	23,688,118	1,378,613	24,381,437

Class R3	1,378,306	20,744,811	1,519,379	22,643,543	1,121,091	20,203,947	1,397,753	25,009,017

Class R4	1,667,525	25,084,521	1,472,346	21,844,889	1,379,193	25,037,200	1,459,139	25,972,233
Class R6	836,684	12,396,334	878,888	13,313,294	1,008,037	17,954,337	876,884	15,883,236
	4,917,479	$73,687,332	5,014,797	$74,715,888	5,162,007	$92,828,264	5,425,553	$96,836,625

Shares issued to shareholders in reinvestment of distributions

Class A	17,511	$232,026	13,745	$207,280	23,172	$371,686	16,639	$303,168

Class B	1,748	23,070	1,359	20,418	2,397	38,038	1,467	26,454

Class C	3,408	44,746	2,547	38,071	4,260	67,224	3,122	55,946

Class I	589	7,829	352	5,325	1,146	18,352	1,050	19,107

Class R1	3,064	40,382	1,114	16,750	1,765	27,871	1,134	20,331

Class R2	40,282	530,514	28,438	426,005	90,222	1,429,114	58,618	1,055,119

Class R3	116,888	1,547,592	63,272	953,513	103,121	1,642,710	59,256	1,072,536

Class R4	215,761	2,865,312	150,285	2,272,307	160,618	2,569,892	117,557	2,137,183
Class R6	48,661	646,219	23,148	349,772	58,498	935,388	29,666	539,036
	447,912	$5,937,690	284,260	$4,289,441	445,199	$7,100,275	288,509	$5,228,880

Notes to Financial Statements – continued

	MFS Lifetime 2045 Fund – continued				MFS Lifetime 2050 Fund – continued

	Year ended 4/30/19		Year ended 4/30/18		Year ended 4/30/19		Year ended 4/30/18

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired

Class A	(174,295)	$(2,610,623)	(150,367)	$(2,212,403)	(229,935)	$(4,219,239)	(235,042)	$(4,180,453)

Class B	(9,067)	(137,439)	(7,228)	(106,632)	(5,945)	(104,142)	(9,104)	(159,713)

Class C	(17,737)	(265,356)	(41,757)	(624,943)	(17,910)	(320,913)	(41,392)	(736,810)

Class I	(1,894)	(26,294)	(5,004)	(77,136)	(26,443)	(457,483)	(7,446)	(134,385)

Class R1	(52,124)	(778,340)	(13,397)	(196,477)	(37,257)	(652,110)	(20,039)	(346,261)

Class R2	(699,937)	(10,458,430)	(283,210)	(4,167,931)	(2,448,179)	(44,022,350)	(921,667)	(16,254,014)

Class R3	(852,525)	(12,823,226)	(463,617)	(6,925,830)	(951,483)	(17,269,437)	(456,605)	(8,149,930)

Class R4	(1,149,915)	(17,507,428)	(3,095,993)	(47,589,071)	(1,700,206)	(31,322,071)	(2,232,305)	(40,832,891)
Class R6	(249,014)	(3,725,309)	(170,040)	(2,543,538)	(257,215)	(4,616,913)	(156,495)	(2,830,861)
	(3,206,508)	$(48,332,445)	(4,230,613)	$(64,443,961)	(5,674,573)	$(102,984,658)	(4,080,095)	$(73,625,318)

Net change

Class A	49,107	$695,337	69,287	$1,073,701	5,343	$27,178	(9,493)	$(128,415)

Class B	(3,554)	(57,477)	8,597	126,895	17,581	315,046	6,527	118,390

Class C	18,604	269,070	11,224	148,517	26,730	465,574	(538)	(14,842)

Class I	8,342	123,937	673	9,564	(19,596)	(335,246)	5,491	93,947

Class R1	13,058	207,003	24,207	358,526	13,014	241,394	21,566	389,006

Class R2	60,955	825,881	576,788	8,525,286	(1,032,093)	(18,905,118)	515,564	9,182,542

Class R3	642,669	9,469,177	1,119,034	16,671,226	272,729	4,577,220	1,000,404	17,931,623

Class R4	733,371	10,442,405	(1,473,362)	(23,471,875)	(160,395)	(3,714,979)	(655,609)	(12,723,475)
Class R6	636,331	9,317,244	731,996	11,119,528	809,320	14,272,812	750,055	13,591,411
	2,158,883	$31,292,577	1,068,444	$14,561,368	(67,367)	$(3,056,119)	1,633,967	$28,440,187

	MFS Lifetime 2055 Fund				MFS Lifetime 2060 Fund

	Year ended 4/30/19		Year ended 4/30/18		Year ended 4/30/19		Year ended 4/30/18

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold

Class A	129,673	$1,995,896	135,897	$2,061,650	132,642	$1,540,130	20,978	$245,093

Class B	7,695	119,724	5,887	87,495	5,784	67,883	1,005	11,898

Class C	33,623	507,577	37,573	563,827	15,414	180,074	3,714	43,468

Class I	2,851	43,856	3,368	52,959	—	—	—	—

Class R1	59,257	894,529	41,788	633,186	—	—	—	—

Class R2	704,148	10,748,621	692,977	10,422,166	69,621	821,311	7,827	93,754

Class R3	976,652	15,060,511	884,135	13,410,315	183,340	2,148,135	96,480	1,128,433

Class R4	1,184,157	18,272,183	1,093,741	16,568,171	119,553	1,415,534	48,464	571,598
Class R6	694,479	10,488,257	432,778	6,696,227	242,210	2,840,940	58,397	698,436
	3,792,535	$58,131,154	3,328,144	$50,495,996	768,564	$9,014,007	236,865	$2,792,680

Shares issued to shareholders in reinvestment of distributions

Class A	9,624	$130,882	6,323	$97,308	2,753	$28,791	393	$4,637

Class B	845	11,467	589	9,040	203	2,126	96	1,135

Class C	2,372	31,952	1,486	22,660	392	4,093	126	1,491

Class I	291	3,956	142	2,180	153	1,606	132	1,558

Class R1	2,126	28,658	778	11,895	93	979	84	1,000

Class R2	27,555	372,822	16,753	256,482	1,443	15,091	148	1,729

Class R3	48,937	665,051	25,103	386,083	3,588	37,604	1,341	15,828

Class R4	70,082	956,612	44,240	683,073	2,222	23,309	491	5,814
Class R6	25,400	346,708	7,857	121,315	4,209	44,196	1,594	18,825
	187,232	$2,548,108	103,271	$1,590,036	15,056	$157,795	4,405	$52,017

Notes to Financial Statements – continued

	MFS Lifetime 2055 Fund – continued				MFS Lifetime 2060 Fund – continued

	Year ended 4/30/19		Year ended 4/30/18		Year ended 4/30/19		Year ended 4/30/18

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired

Class A	(83,896)	$(1,306,200)	(80,647)	$(1,215,307)	(50,134)	$(569,011)	(1,077)	$(12,803)

Class B	(966)	(14,757)	(5,069)	(77,185)	(35)	(405)	(7)	(83)

Class C	(14,762)	(223,196)	(14,597)	(217,359)	(1,687)	(19,772)	(330)	(3,968)

Class I	(744)	(11,977)	(1,799)	(27,446)	—	—	—	—

Class R1	(20,468)	(311,203)	(9,717)	(146,933)	—	—	—	—

Class R2	(562,874)	(8,528,243)	(176,227)	(2,665,755)	(18,794)	(215,839)	(270)	(3,145)

Class R3	(676,831)	(10,359,570)	(256,438)	(3,886,504)	(84,467)	(1,003,900)	(4,550)	(53,797)

Class R4	(1,094,209)	(17,126,342)	(972,079)	(15,064,682)	(27,944)	(328,316)	(24,111)	(285,509)
Class R6	(180,037)	(2,712,095)	(67,992)	(1,041,732)	(84,675)	(965,887)	(3,852)	(46,053)
	(2,634,787)	$(40,593,583)	(1,584,565)	$(24,342,903)	(267,736)	$(3,103,130)	(34,197)	$(405,358)

Net change

Class A	55,401	$820,578	61,573	$943,651	85,261	$999,910	20,294	$236,927

Class B	7,574	116,434	1,407	19,350	5,952	69,604	1,094	12,950

Class C	21,233	316,333	24,462	369,128	14,119	164,395	3,510	40,991

Class I	2,398	35,835	1,711	27,693	153	1,606	132	1,558

Class R1	40,915	611,984	32,849	498,148	93	979	84	1,000

Class R2	168,829	2,593,200	533,503	8,012,893	52,270	620,563	7,705	92,338

Class R3	348,758	5,365,992	652,800	9,909,894	102,461	1,181,839	93,271	1,090,464

Class R4	160,030	2,102,453	165,902	2,186,562	93,831	1,110,527	24,844	291,903
Class R6	539,842	8,122,870	372,643	5,775,810	161,744	1,919,249	56,139	671,208
	1,344,980	$20,085,679	1,846,850	$27,743,129	515,884	$6,068,672	207,073	$2,439,339

Class T shares were not publicly available for sale during the period. Please see each fund’s prospectus for details.

Effective June 1, 2019, purchases of each fund’s Class B and Class 529B (if applicable) shares are closed to new and existing investors subject to certain exceptions. Please see each fund’s prospectus for details.

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended April 30, 2019, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Commitment Fee	$2,718	$1,690	$1,347	$3,323	$1,362
Interest Expense	—	—	—	—	—

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Commitment Fee	$2,506	$987	$1,265	$523	$34
Interest Expense	—	—	—	—	—

Notes to Financial Statements – continued

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the following to be affiliated issuers:

	MFS Lifetime Income Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$11,320,422	$2,851,391	$2,722,949	$179,434	$(179,869)	$11,448,429
MFS Blended Research Growth Equity Fund	11,277,275	2,685,942	3,333,176	345,862	464,912	11,440,815
MFS Blended Research International Equity Fund	14,178,836	4,295,387	2,408,545	(134,606)	(1,601,086)	14,329,986
MFS Blended Research Mid Cap Equity Fund	16,886,121	3,954,286	3,995,558	218,004	174,356	17,237,209
MFS Blended Research Small Cap Equity Fund	5,655,964	1,395,484	1,824,616	207,212	277,807	5,711,851
MFS Blended Research Value Equity Fund	11,325,995	2,254,886	2,429,186	154,491	165,125	11,471,311
MFS Commodity Strategy Fund	11,419,938	2,917,776	1,762,430	(199,713)	(945,416)	11,430,155
MFS Emerging Markets Debt Fund	11,322,231	1,580,485	1,279,106	(65,077)	(72,599)	11,485,934
MFS Emerging Markets Debt Local Currency Fund (a)	5,623,842	1,351,576	914,625	(179,814)	(130,828)	5,750,151
MFS Global Bond Fund	28,237,475	3,392,912	2,568,915	(316,776)	(54,591)	28,690,105
MFS Global Real Estate Fund	11,473,405	1,829,455	2,989,148	130,547	1,042,355	11,486,614
MFS Government Securities Fund	56,811,391	5,742,782	6,247,379	(466,667)	1,502,799	57,342,926
MFS Growth Fund	11,361,168	2,341,006	4,008,783	900,632	861,366	11,455,389
MFS High Income Fund	17,056,809	1,635,281	1,601,381	(79,087)	238,526	17,250,148
MFS Inflation-Adjusted Bond Fund	56,895,207	5,942,879	5,394,405	(303,497)	179,787	57,319,971
MFS Institutional Money Market Portfolio	1,355,658	48,314,625	49,071,493	(878)	(43)	597,869
MFS International Growth Fund	2,850,935	582,610	628,026	39,311	24,189	2,869,019
MFS International Value Fund	2,836,279	521,612	570,624	28,885	57,098	2,873,250
MFS Limited Maturity Fund	113,676,685	10,247,631	10,488,330	(342,005)	1,665,713	114,759,694
MFS Mid Cap Growth Fund	8,451,646	1,817,602	3,088,638	711,617	721,093	8,613,320
MFS Mid Cap Value Fund	8,516,550	1,826,219	1,964,573	212,629	17,677	8,608,502
MFS New Discovery Fund	2,839,747	1,117,552	1,161,670	176,057	(112,068)	2,859,618
MFS New Discovery Value Fund	2,831,606	680,127	751,959	87,428	14,357	2,861,559
MFS Research Fund	11,324,867	2,800,530	3,114,999	438,991	18,542	11,467,931
MFS Research International Fund	8,518,393	2,118,785	1,565,125	(19,820)	(444,782)	8,607,451
MFS Total Return Bond Fund	113,544,726	10,163,184	11,409,392	(638,152)	3,066,468	114,726,834
MFS Value Fund	11,232,980	2,223,767	2,819,338	146,257	720,664	11,504,330
	$568,826,151	$126,585,772	$130,114,369	$1,231,265	$7,671,552	$574,200,371

Notes to Financial Statements – continued

	MFS Lifetime Income Fund – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$357,768	$733,196
MFS Blended Research Growth Equity Fund	282,872	455,369
MFS Blended Research International Equity Fund	383,885	470,885
MFS Blended Research Mid Cap Equity Fund	393,148	779,830
MFS Blended Research Small Cap Equity Fund	197,761	94,778
MFS Blended Research Value Equity Fund	339,927	149,959
MFS Commodity Strategy Fund	348,050	—
MFS Emerging Markets Debt Fund	551,860	—
MFS Emerging Markets Debt Local Currency Fund (a)	115,193	—
MFS Global Bond Fund	671,809	—
MFS Global Real Estate Fund	285,820	40,061
MFS Government Securities Fund	1,490,115	—
MFS Growth Fund	30,538	387,429
MFS High Income Fund	894,711	—
MFS Inflation-Adjusted Bond Fund	1,654,150	—
MFS Institutional Money Market Portfolio	27,226	—
MFS International Growth Fund	47,257	59,678
MFS International Value Fund	45,521	76,866
MFS Limited Maturity Fund	2,906,702	—
MFS Mid Cap Growth Fund	—	321,948
MFS Mid Cap Value Fund	195,649	273,237
MFS New Discovery Fund	158,536	311,664
MFS New Discovery Value Fund	98,686	91,096
MFS Research Fund	185,135	1,003,732
MFS Research International Fund	373,682	61,431
MFS Total Return Bond Fund	3,577,094	—
MFS Value Fund	233,561	144,226
	$15,846,656	$5,455,385

Notes to Financial Statements – continued

	MFS Lifetime 2020 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$8,932,301	$2,513,683	$3,617,095	$281,031	$(318,149)	$7,791,771
MFS Blended Research Growth Equity Fund	8,930,672	2,473,010	4,207,273	519,957	65,655	7,782,021
MFS Blended Research International Equity Fund	11,631,919	3,664,981	3,891,525	67,520	(1,464,621)	10,008,274
MFS Blended Research Mid Cap Equity Fund	12,507,137	3,406,223	4,882,302	367,877	(122,248)	11,276,687
MFS Blended Research Small Cap Equity Fund	3,589,632	1,105,085	1,592,847	164,817	130,550	3,397,237
MFS Blended Research Value Equity Fund	8,926,067	1,967,297	3,284,782	296,009	(83,876)	7,820,715
MFS Commodity Strategy Fund	7,203,334	2,254,919	1,935,847	(135,114)	(579,780)	6,807,512
MFS Emerging Markets Debt Fund	8,929,729	1,400,112	2,377,409	(92,252)	(21,833)	7,838,347
MFS Emerging Markets Debt Local Currency Fund (a)	5,310,100	1,139,281	1,736,735	(233,505)	(62,923)	4,416,218
MFS Global Bond Fund	17,920,660	3,018,532	3,577,618	(355,610)	124,566	17,130,530
MFS Global Real Estate Fund	7,293,070	1,436,053	2,614,713	119,337	628,996	6,862,743
MFS Government Securities Fund	36,002,509	5,631,935	8,060,293	(481,427)	1,133,485	34,226,209
MFS Growth Fund	8,982,531	2,152,496	4,637,678	1,559,935	(257,137)	7,800,147
MFS High Income Fund	14,333,858	1,978,263	4,157,526	(200,354)	314,146	12,268,387
MFS Inflation-Adjusted Bond Fund	36,116,667	5,617,413	7,473,394	(295,520)	219,602	34,184,768
MFS Institutional Money Market Portfolio	102,394	7,002,662	7,053,918	(6)	3	51,135
MFS International Growth Fund	2,698,135	573,717	1,112,875	306,563	(264,942)	2,200,598
MFS International Value Fund	2,678,431	510,656	1,043,236	328,569	(268,944)	2,205,476
MFS Limited Maturity Fund	54,450,458	12,319,685	8,706,947	(203,414)	906,659	58,766,441
MFS Mid Cap Growth Fund	6,255,654	1,568,791	3,192,925	1,061,493	(60,119)	5,632,894
MFS Mid Cap Value Fund	6,265,168	1,570,327	2,344,873	480,814	(342,843)	5,628,593
MFS New Discovery Fund	1,800,134	839,684	959,839	160,703	(138,109)	1,702,573
MFS New Discovery Value Fund	1,793,128	552,122	700,978	70,128	(9,436)	1,704,964
MFS Research Fund	8,946,619	2,391,258	3,824,620	755,481	(452,711)	7,816,027
MFS Research International Fund	6,287,370	1,833,712	2,143,936	110,594	(460,801)	5,626,939
MFS Total Return Bond Fund	63,164,167	10,924,612	11,908,717	(378,260)	1,808,798	63,610,600
MFS Value Fund	8,905,489	1,884,122	3,547,856	653,890	(39,143)	7,856,502
	$359,957,333	$81,730,631	$104,587,757	$4,929,256	$384,845	$342,414,308

Notes to Financial Statements – continued

	MFS Lifetime 2020 Fund – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$276,542	$566,736
MFS Blended Research Growth Equity Fund	219,485	353,328
MFS Blended Research International Equity Fund	304,648	373,691
MFS Blended Research Mid Cap Equity Fund	287,496	570,265
MFS Blended Research Small Cap Equity Fund	130,669	62,623
MFS Blended Research Value Equity Fund	262,576	115,835
MFS Commodity Strategy Fund	221,277	—
MFS Emerging Markets Debt Fund	415,462	—
MFS Emerging Markets Debt Local Currency Fund (a)	90,498	—
MFS Global Bond Fund	423,332	—
MFS Global Real Estate Fund	180,977	25,366
MFS Government Securities Fund	937,949	—
MFS Growth Fund	23,756	298,733
MFS High Income Fund	710,693	—
MFS Inflation-Adjusted Bond Fund	1,041,736	—
MFS Institutional Money Market Portfolio	2,124	—
MFS International Growth Fund	41,879	52,886
MFS International Value Fund	40,089	67,694
MFS Limited Maturity Fund	1,478,533	—
MFS Mid Cap Growth Fund	—	238,281
MFS Mid Cap Value Fund	144,244	201,447
MFS New Discovery Fund	105,309	207,026
MFS New Discovery Value Fund	63,938	58,797
MFS Research Fund	142,547	772,838
MFS Research International Fund	273,914	45,030
MFS Total Return Bond Fund	2,034,133	—
MFS Value Fund	178,639	111,593
	$10,032,445	$4,122,169

Notes to Financial Statements – continued

	MFS Lifetime 2025 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$8,256,174	$2,810,406	$1,442,989	$(51,945)	$(17,427)	$9,554,219
MFS Blended Research Growth Equity Fund	8,224,869	2,562,823	1,822,259	(2,340)	578,432	9,541,525
MFS Blended Research International Equity Fund	11,768,055	4,858,921	1,799,599	(151,347)	(1,350,581)	13,325,449
MFS Blended Research Mid Cap Equity Fund	12,869,952	3,929,869	2,879,143	(58,727)	323,715	14,185,666
MFS Blended Research Small Cap Equity Fund	2,946,777	931,911	800,048	28,598	209,792	3,317,030
MFS Blended Research Value Equity Fund	8,247,910	2,346,951	1,224,819	(17,016)	235,575	9,588,601
MFS Commodity Strategy Fund	5,947,866	2,229,433	919,991	(38,698)	(568,970)	6,649,640
MFS Emerging Markets Debt Fund	7,067,031	2,515,227	761,016	(66,512)	12,249	8,766,979
MFS Emerging Markets Debt Local Currency Fund (a)	4,685,883	2,088,210	675,246	(76,297)	(173,035)	5,849,515
MFS Global Bond Fund	11,759,417	4,307,106	1,341,098	(80,280)	(41,778)	14,603,367
MFS Global Real Estate Fund	5,952,739	1,337,838	1,254,340	10,953	629,998	6,677,188
MFS Government Securities Fund	23,639,701	8,108,624	3,056,157	(211,368)	713,556	29,194,356
MFS Growth Fund	8,289,172	2,204,200	2,290,056	182,732	1,178,320	9,564,368
MFS High Income Fund	11,821,798	3,625,790	987,017	(57,239)	220,324	14,623,656
MFS Inflation-Adjusted Bond Fund	20,211,758	8,459,929	2,007,404	(97,908)	117,843	26,684,218
MFS Institutional Money Market Portfolio	591,300	11,245,256	11,063,791	89	—	772,854
MFS International Growth Fund	2,959,875	845,068	544,424	(8,659)	83,735	3,335,595
MFS International New Discovery Fund	1,154,761	176,090	427,416	58,053	(130,927)	830,561
MFS International Value Fund	2,934,229	807,361	504,204	(5,856)	107,389	3,338,919
MFS Limited Maturity Fund	12,119,134	9,263,358	702,701	(13,011)	235,679	20,902,459
MFS Mid Cap Growth Fund	6,444,682	1,706,479	2,171,700	231,009	879,177	7,089,647
MFS Mid Cap Value Fund	6,484,605	1,770,909	1,328,314	(11,130)	171,504	7,087,574
MFS New Discovery Fund	1,482,456	704,129	538,081	24,281	(4,657)	1,668,128
MFS New Discovery Value Fund	1,472,888	480,823	338,074	(5,742)	55,073	1,664,968
MFS Research Fund	8,243,850	2,648,779	1,624,292	(25,748)	341,497	9,584,086
MFS Research International Fund	5,897,988	2,049,350	952,722	(51,240)	(271,914)	6,671,462
MFS Total Return Bond Fund	27,370,947	12,243,893	2,415,520	(120,953)	914,398	37,992,765
MFS Value Fund	8,191,939	2,260,198	1,514,028	(5,484)	674,298	9,606,923
	$237,037,756	$98,518,931	$47,386,449	$(621,785)	$5,123,265	$292,671,718

Notes to Financial Statements – continued

	MFS Lifetime 2025 Fund – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$293,240	$600,955
MFS Blended Research Growth Equity Fund	231,899	373,311
MFS Blended Research International Equity Fund	349,381	428,561
MFS Blended Research Mid Cap Equity Fund	323,611	641,901
MFS Blended Research Small Cap Equity Fund	114,889	55,061
MFS Blended Research Value Equity Fund	278,261	122,759
MFS Commodity Strategy Fund	195,506	—
MFS Emerging Markets Debt Fund	383,012	—
MFS Emerging Markets Debt Local Currency Fund (a)	120,800	—
MFS Global Bond Fund	309,914	—
MFS Global Real Estate Fund	159,302	22,328
MFS Government Securities Fund	686,255	—
MFS Growth Fund	22,735	314,140
MFS High Income Fund	689,977	—
MFS Inflation-Adjusted Bond Fund	670,816	—
MFS Institutional Money Market Portfolio	16,381	—
MFS International Growth Fund	53,599	67,686
MFS International New Discovery Fund	11,569	47,624
MFS International Value Fund	51,385	86,768
MFS Limited Maturity Fund	416,865	—
MFS Mid Cap Growth Fund	—	266,219
MFS Mid Cap Value Fund	161,331	225,310
MFS New Discovery Fund	90,382	177,682
MFS New Discovery Value Fund	55,315	50,776
MFS Research Fund	150,284	814,781
MFS Research International Fund	280,026	46,034
MFS Total Return Bond Fund	1,019,873	—
MFS Value Fund	185,424	118,087
	$7,322,032	$4,459,983

Notes to Financial Statements – continued

	MFS Lifetime 2030 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$22,642,159	$5,360,155	$4,292,427	$92,755	$(297,238)	$23,505,404
MFS Blended Research Emerging Markets Equity Fund	1,390,247	205,605	598,008	52,875	(211,477)	839,242
MFS Blended Research Growth Equity Fund	26,721,435	4,852,552	7,234,407	793,840	891,375	26,024,795
MFS Blended Research International Equity Fund	40,882,587	11,711,388	7,856,130	(399,431)	(4,785,448)	39,552,966
MFS Blended Research Mid Cap Equity Fund	44,966,566	8,540,150	9,517,013	544,441	211,461	44,745,605
MFS Blended Research Small Cap Equity Fund	9,887,919	1,822,797	2,807,098	353,664	410,329	9,667,611
MFS Blended Research Value Equity Fund	26,772,103	4,170,818	5,439,946	367,350	219,769	26,090,094
MFS Commodity Strategy Fund	19,927,797	5,699,697	4,437,962	(864,021)	(1,146,131)	19,179,380
MFS Emerging Markets Debt Fund	16,868,380	4,501,009	3,485,281	(235,507)	37,101	17,685,702
MFS Emerging Markets Debt Local Currency Fund (a)	11,165,826	3,937,169	2,664,022	(494,696)	(136,531)	11,807,746
MFS Emerging Markets Equity Fund	1,391,476	125,996	601,139	198,136	(276,951)	837,518
MFS Global Bond Fund	19,820,386	7,577,105	2,796,077	(169,180)	(35,579)	24,396,655
MFS Global Real Estate Fund	19,968,559	2,494,557	5,136,252	247,733	1,775,076	19,349,673
MFS Government Securities Fund	28,821,478	15,703,456	3,349,055	(198,522)	945,478	41,922,835
MFS Growth Fund	26,982,428	3,632,956	8,501,198	2,714,356	1,251,433	26,079,975
MFS High Income Fund	28,283,375	5,973,278	5,038,890	(321,943)	587,162	29,482,982
MFS Inflation-Adjusted Bond Fund	34,032,717	9,600,444	5,894,508	(267,206)	227,981	37,699,428
MFS Institutional Money Market Portfolio	823,569	14,934,973	14,864,290	88	11	894,351
MFS International Growth Fund	11,371,155	1,827,183	2,837,033	298,139	(123,951)	10,535,493
MFS International New Discovery Fund	8,410,812	1,520,500	1,826,945	107,398	(646,506)	7,565,259
MFS International Value Fund	11,232,215	1,665,341	2,623,448	401,327	(133,960)	10,541,475
MFS Mid Cap Growth Fund	22,494,474	3,345,992	7,139,280	2,043,239	1,631,029	22,375,454
MFS Mid Cap Value Fund	22,631,626	4,157,788	4,923,958	356,782	115,852	22,338,090
MFS New Discovery Fund	4,973,100	1,595,976	1,766,790	264,911	(216,836)	4,850,361
MFS New Discovery Value Fund	4,938,096	1,026,332	1,267,909	113,590	36,116	4,846,225
MFS Research Fund	22,627,246	4,856,709	4,664,476	228,945	538,665	23,587,089
MFS Research International Fund	18,417,630	4,585,184	3,377,728	(97,203)	(984,325)	18,543,558
MFS Total Return Bond Fund	31,307,439	11,229,217	4,759,340	(182,642)	1,016,088	38,610,762
MFS Value Fund	26,581,289	3,989,896	6,223,912	485,590	1,392,254	26,225,117
	$566,334,089	$150,644,223	$135,924,522	$6,434,808	$2,292,247	$589,780,845

Notes to Financial Statements – continued

	MFS Lifetime 2030 Fund – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$757,770	$1,552,945
MFS Blended Research Emerging Markets Equity Fund	30,101	22,091
MFS Blended Research Growth Equity Fund	683,114	1,099,680
MFS Blended Research International Equity Fund	1,112,387	1,364,489
MFS Blended Research Mid Cap Equity Fund	1,068,300	2,119,033
MFS Blended Research Small Cap Equity Fund	354,217	169,759
MFS Blended Research Value Equity Fund	815,768	359,876
MFS Commodity Strategy Fund	610,564	—
MFS Emerging Markets Debt Fund	854,037	—
MFS Emerging Markets Debt Local Currency Fund (a)	249,731	—
MFS Emerging Markets Equity Fund	9,113	—
MFS Global Bond Fund	529,110	—
MFS Global Real Estate Fund	496,068	69,531
MFS Government Securities Fund	931,039	—
MFS Growth Fund	72,958	931,306
MFS High Income Fund	1,538,407	—
MFS Inflation-Adjusted Bond Fund	1,056,781	—
MFS Institutional Money Market Portfolio	16,717	—
MFS International Growth Fund	184,747	233,304
MFS International New Discovery Fund	94,857	390,479
MFS International Value Fund	177,285	299,361
MFS Mid Cap Growth Fund	—	883,269
MFS Mid Cap Value Fund	532,829	744,132
MFS New Discovery Fund	284,572	559,437
MFS New Discovery Value Fund	174,013	160,394
MFS Research Fund	390,569	2,117,518
MFS Research International Fund	832,158	136,802
MFS Total Return Bond Fund	1,116,823	—
MFS Value Fund	561,580	346,173
	$15,535,615	$13,559,579

Notes to Financial Statements – continued

	MFS Lifetime 2035 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$9,028,242	$3,576,357	$1,047,347	$(66,129)	$11,629	$11,502,752
MFS Blended Research Emerging Markets Equity Fund	1,417,136	643,581	259,856	(25,717)	(131,963)	1,643,181
MFS Blended Research Growth Equity Fund	12,686,705	4,060,976	1,655,284	(35,566)	961,533	16,018,364
MFS Blended Research International Equity Fund	20,650,106	9,924,246	2,350,817	(261,961)	(2,455,357)	25,506,217
MFS Blended Research Mid Cap Equity Fund	20,845,572	7,251,880	2,150,750	(156,643)	649,771	26,439,830
MFS Blended Research Small Cap Equity Fund	4,785,585	1,569,710	781,104	(4,559)	394,166	5,963,798
MFS Blended Research Value Equity Fund	12,694,795	4,270,217	1,267,972	(18,633)	372,088	16,050,495
MFS Commodity Strategy Fund	9,644,920	5,170,323	1,910,129	(108,873)	(903,949)	11,892,292
MFS Emerging Markets Debt Fund	5,152,012	3,088,483	787,749	(65,870)	31,245	7,418,121
MFS Emerging Markets Debt Local Currency Fund (a)	3,427,875	2,315,656	597,831	(68,159)	(124,086)	4,953,455
MFS Emerging Markets Equity Fund	1,418,195	534,986	250,910	(18,172)	(43,377)	1,640,722
MFS Global Bond Fund	3,430,940	2,109,428	564,569	(29,729)	(4,259)	4,941,811
MFS Global Real Estate Fund	9,752,047	3,265,579	2,144,645	(34,282)	1,101,839	11,940,538
MFS Growth Fund	12,727,724	3,242,536	2,064,190	21,079	2,113,559	16,040,708
MFS High Income Fund	8,611,378	4,817,026	1,196,215	(64,055)	203,732	12,371,866
MFS Inflation-Adjusted Bond Fund	10,012,518	5,223,245	1,882,359	(82,348)	87,336	13,358,392
MFS Institutional Money Market Portfolio	574,640	7,649,953	7,817,566	(55)	8	406,980
MFS International Growth Fund	6,259,402	2,072,885	868,678	(31,168)	190,947	7,623,388
MFS International New Discovery Fund	5,631,882	2,014,834	713,071	(56,609)	(300,975)	6,576,061
MFS International Value Fund	6,225,211	1,987,257	805,560	(28,487)	253,538	7,631,959
MFS Mid Cap Growth Fund	10,434,017	2,670,646	1,778,283	11,012	1,888,608	13,226,000
MFS Mid Cap Value Fund	10,448,047	3,386,589	950,174	(50,790)	351,243	13,184,915
MFS New Discovery Fund	2,399,045	1,106,472	543,045	(16,389)	50,639	2,996,722
MFS New Discovery Value Fund	2,392,341	796,668	278,741	(13,550)	93,864	2,990,582
MFS Research Fund	9,040,357	3,068,745	972,243	(31,016)	423,064	11,528,907
MFS Research International Fund	8,215,518	3,378,881	832,702	(65,064)	(396,938)	10,299,695
MFS Total Return Bond Fund	6,547,101	3,022,830	1,304,323	(55,149)	222,309	8,432,768
MFS Value Fund	12,671,094	3,940,702	1,517,147	(20,756)	1,095,516	16,169,409
	$227,124,405	$96,160,691	$39,293,260	$(1,377,638)	$6,135,730	$288,749,928

Notes to Financial Statements – continued

	MFS Lifetime 2035 Fund – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$321,725	$659,331
MFS Blended Research Emerging Markets Equity Fund	41,399	30,382
MFS Blended Research Growth Equity Fund	355,534	572,339
MFS Blended Research International Equity Fund	614,138	753,321
MFS Blended Research Mid Cap Equity Fund	538,973	1,069,084
MFS Blended Research Small Cap Equity Fund	187,787	89,998
MFS Blended Research Value Equity Fund	426,482	188,143
MFS Commodity Strategy Fund	324,017	—
MFS Emerging Markets Debt Fund	297,334	—
MFS Emerging Markets Debt Local Currency Fund (a)	99,857	—
MFS Emerging Markets Equity Fund	12,473	—
MFS Global Bond Fund	96,183	—
MFS Global Real Estate Fund	263,265	36,900
MFS Growth Fund	35,824	481,930
MFS High Income Fund	535,730	—
MFS Inflation-Adjusted Bond Fund	327,977	—
MFS Institutional Money Market Portfolio	8,032	—
MFS International Growth Fund	112,919	142,598
MFS International New Discovery Fund	70,087	288,514
MFS International Value Fund	108,349	182,957
MFS Mid Cap Growth Fund	—	441,221
MFS Mid Cap Value Fund	267,877	374,108
MFS New Discovery Fund	149,197	293,306
MFS New Discovery Value Fund	91,214	83,931
MFS Research Fund	164,668	892,767
MFS Research International Fund	400,554	65,849
MFS Total Return Bond Fund	231,335	—
MFS Value Fund	292,615	180,359
	$6,375,545	$6,827,038

Notes to Financial Statements – continued

	MFS Lifetime 2040 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$17,108,750	$3,789,291	$3,730,869	$184,902	$(315,587)	$17,036,487
MFS Blended Research Emerging Markets Equity Fund	3,756,891	1,157,521	997,160	(43,108)	(376,134)	3,498,010
MFS Blended Research Growth Equity Fund	25,061,434	4,503,206	6,408,467	544,507	1,075,530	24,776,210
MFS Blended Research International Equity Fund	44,383,866	13,133,851	8,703,530	(542,604)	(5,139,417)	43,132,166
MFS Blended Research Mid Cap Equity Fund	41,580,574	8,190,753	9,099,744	425,842	240,588	41,338,013
MFS Blended Research Small Cap Equity Fund	10,130,773	1,984,643	3,013,001	337,684	430,010	9,870,109
MFS Blended Research Value Equity Fund	25,097,836	4,624,258	5,422,316	241,987	317,506	24,859,271
MFS Commodity Strategy Fund	20,378,187	6,276,652	4,911,426	(614,710)	(1,466,425)	19,662,278
MFS Emerging Markets Debt Fund	3,298,496	2,006,182	713,179	(46,104)	31,177	4,576,572
MFS Emerging Markets Debt Local Currency Fund (a)	2,185,083	1,477,868	485,997	(44,033)	(76,152)	3,056,769
MFS Emerging Markets Equity Fund	3,752,960	868,734	955,941	(3,397)	(170,571)	3,491,785
MFS Global Bond Fund	2,195,242	1,367,757	499,097	(18,177)	2,104	3,047,829
MFS Global Real Estate Fund	20,736,078	3,403,490	6,286,646	190,577	1,844,324	19,887,823
MFS Growth Fund	25,145,430	3,478,839	7,571,894	1,928,180	1,843,139	24,823,694
MFS High Income Fund	5,509,921	3,068,873	1,043,974	(35,422)	130,128	7,629,526
MFS Inflation-Adjusted Bond Fund	13,527,874	4,724,041	3,809,324	(137,709)	125,092	14,429,974
MFS Institutional Money Market Portfolio	117,292	6,901,853	7,018,966	(1)	(2)	176
MFS International Growth Fund	13,986,471	2,398,661	3,187,195	191,917	50,635	13,440,489
MFS International New Discovery Fund	14,913,873	3,255,049	3,206,077	44,827	(998,361)	14,009,311
MFS International Value Fund	13,884,367	2,296,048	3,084,131	216,588	152,972	13,465,844
MFS Mid Cap Growth Fund	20,778,973	2,939,299	6,454,233	1,726,836	1,665,750	20,656,625
MFS Mid Cap Value Fund	20,850,247	3,996,111	4,645,292	222,254	201,012	20,624,332
MFS New Discovery Fund	5,082,687	1,644,330	1,825,300	246,298	(199,581)	4,948,434
MFS New Discovery Value Fund	5,060,911	1,096,383	1,348,158	73,909	66,742	4,949,787
MFS Research Fund	17,122,959	3,311,560	3,941,852	253,330	338,666	17,084,663
MFS Research International Fund	16,613,965	3,803,486	3,094,434	(58,176)	(922,140)	16,342,701
MFS Total Return Bond Fund	11,283,790	3,298,459	3,423,783	(107,750)	361,533	11,412,249
MFS Value Fund	25,024,052	4,125,299	5,935,281	262,620	1,535,962	25,012,652
	$428,568,982	$103,122,497	$110,817,267	$5,441,067	$748,500	$427,063,779

Notes to Financial Statements – continued

	MFS Lifetime 2040 Fund – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$555,837	$1,139,112
MFS Blended Research Emerging Markets Equity Fund	101,999	74,857
MFS Blended Research Growth Equity Fund	642,833	1,034,835
MFS Blended Research International Equity Fund	1,209,694	1,483,848
MFS Blended Research Mid Cap Equity Fund	983,275	1,950,380
MFS Blended Research Small Cap Equity Fund	362,400	173,681
MFS Blended Research Value Equity Fund	770,358	339,843
MFS Commodity Strategy Fund	630,440	—
MFS Emerging Markets Debt Fund	196,140	—
MFS Emerging Markets Debt Local Currency Fund (a)	68,474	—
MFS Emerging Markets Equity Fund	30,710	—
MFS Global Bond Fund	63,421	—
MFS Global Real Estate Fund	514,132	72,063
MFS Growth Fund	68,662	876,093
MFS High Income Fund	353,313	—
MFS Inflation-Adjusted Bond Fund	416,185	—
MFS Institutional Money Market Portfolio	1,943	—
MFS International Growth Fund	231,801	292,725
MFS International New Discovery Fund	172,150	708,657
MFS International Value Fund	222,333	375,427
MFS Mid Cap Growth Fund	—	810,438
MFS Mid Cap Value Fund	491,215	686,015
MFS New Discovery Fund	290,383	570,862
MFS New Discovery Value Fund	179,422	165,550
MFS Research Fund	286,261	1,551,997
MFS Research International Fund	739,520	121,573
MFS Total Return Bond Fund	367,459	—
MFS Value Fund	534,629	326,903
	$10,484,989	$12,754,859

Notes to Financial Statements – continued

	MFS Lifetime 2045 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$6,430,840	$2,173,579	$644,333	$(19,032)	$(5,887)	$7,935,167
MFS Blended Research Emerging Markets Equity Fund	1,619,488	818,177	278,884	(35,845)	(142,910)	1,980,026
MFS Blended Research Growth Equity Fund	9,637,236	2,851,979	1,300,575	(38)	719,060	11,907,662
MFS Blended Research International Equity Fund	17,723,707	8,349,930	1,908,684	(223,437)	(2,105,386)	21,836,130
MFS Blended Research Mid Cap Equity Fund	16,052,182	5,154,229	1,654,896	(97,284)	476,233	19,930,464
MFS Blended Research Small Cap Equity Fund	4,015,243	1,262,903	649,396	(616)	332,540	4,960,674
MFS Blended Research Value Equity Fund	9,651,658	2,981,565	975,474	(10,400)	283,354	11,930,703
MFS Commodity Strategy Fund	8,095,605	4,156,327	1,537,171	(79,590)	(781,691)	9,853,480
MFS Emerging Markets Equity Fund	1,620,140	685,341	263,398	(23,183)	(43,386)	1,975,514
MFS Global Real Estate Fund	8,212,175	2,645,516	1,778,526	(26,981)	917,006	9,969,190
MFS Growth Fund	9,663,118	2,337,475	1,679,200	45,949	1,580,545	11,947,887
MFS Inflation-Adjusted Bond Fund	4,056,191	1,777,525	868,233	(38,473)	37,720	4,964,730
MFS Institutional Money Market Portfolio	320,084	5,019,928	4,978,739	61	8	361,342
MFS International Growth Fund	5,679,030	1,785,547	645,689	(21,536)	175,107	6,972,459
MFS International New Discovery Fund	6,440,422	2,595,809	687,578	(60,597)	(340,354)	7,947,702
MFS International Value Fund	5,650,506	1,765,319	652,173	(18,899)	231,283	6,976,036
MFS Mid Cap Growth Fund	8,022,098	1,856,115	1,364,801	34,346	1,421,953	9,969,711
MFS Mid Cap Value Fund	8,049,985	2,452,640	785,941	(30,749)	264,098	9,950,033
MFS New Discovery Fund	2,011,486	888,704	441,463	(14,863)	47,876	2,491,740
MFS New Discovery Value Fund	2,007,972	646,672	236,071	(11,215)	78,968	2,486,326
MFS Research Fund	6,435,196	1,929,656	676,811	(10,931)	295,433	7,972,543
MFS Research International Fund	6,446,908	2,492,357	620,046	(43,203)	(315,238)	7,960,778
MFS Total Return Bond Fund	4,044,005	1,713,010	890,141	(36,898)	138,238	4,968,214
MFS Value Fund	9,627,893	2,714,417	1,175,091	(10,121)	820,992	11,978,090
	$161,513,168	$61,054,720	$26,693,314	$(733,535)	$4,085,562	$199,226,601

Notes to Financial Statements – continued

	MFS Lifetime 2045 Fund – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$223,451	$457,934
MFS Blended Research Emerging Markets Equity Fund	48,704	35,744
MFS Blended Research Growth Equity Fund	264,760	426,211
MFS Blended Research International Equity Fund	523,585	642,247
MFS Blended Research Mid Cap Equity Fund	408,071	809,433
MFS Blended Research Small Cap Equity Fund	155,712	74,626
MFS Blended Research Value Equity Fund	318,548	140,527
MFS Commodity Strategy Fund	272,295	—
MFS Emerging Markets Equity Fund	14,678	—
MFS Global Real Estate Fund	220,690	30,932
MFS Growth Fund	27,256	358,941
MFS Inflation-Adjusted Bond Fund	128,174	—
MFS Institutional Money Market Portfolio	7,527	—
MFS International Growth Fund	102,309	129,199
MFS International New Discovery Fund	82,351	339,000
MFS International Value Fund	98,405	166,162
MFS Mid Cap Growth Fund	—	334,507
MFS Mid Cap Value Fund	204,101	285,041
MFS New Discovery Fund	123,256	242,309
MFS New Discovery Value Fund	76,556	70,504
MFS Research Fund	114,657	621,625
MFS Research International Fund	309,233	50,836
MFS Total Return Bond Fund	140,165	—
MFS Value Fund	220,009	134,928
	$4,084,493	$5,350,706

Notes to Financial Statements – continued

	MFS Lifetime 2050 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$8,249,240	$2,483,724	$2,233,851	$(39,959)	$(31,025)	$8,428,129
MFS Blended Research Emerging Markets Equity Fund	2,080,911	952,792	697,132	(51,824)	(179,553)	2,105,194
MFS Blended Research Growth Equity Fund	12,357,640	3,280,774	3,843,101	182,113	658,128	12,635,554
MFS Blended Research International Equity Fund	22,743,994	9,790,573	6,346,092	(631,506)	(2,354,864)	23,202,105
MFS Blended Research Mid Cap Equity Fund	20,584,896	6,113,520	5,856,327	(103,808)	467,171	21,205,452
MFS Blended Research Small Cap Equity Fund	5,149,280	1,520,817	1,814,368	78,713	323,858	5,258,300
MFS Blended Research Value Equity Fund	12,376,926	3,349,172	3,353,910	9,393	288,065	12,669,646
MFS Commodity Strategy Fund	10,368,361	4,480,275	3,287,466	(251,888)	(836,958)	10,472,324
MFS Emerging Markets Equity Fund	2,082,125	790,252	685,399	(16,630)	(69,700)	2,100,648
MFS Global Real Estate Fund	10,546,864	2,816,248	3,878,086	70,791	1,046,047	10,601,864
MFS Growth Fund	12,397,116	2,630,865	4,331,850	510,765	1,463,729	12,670,625
MFS Inflation-Adjusted Bond Fund	5,201,512	2,057,354	1,987,601	(66,454)	64,105	5,268,916
MFS Institutional Money Market Portfolio	330,437	5,352,341	5,458,430	(14)	(1)	224,333
MFS International Growth Fund	7,286,765	2,015,802	2,057,608	9,961	153,211	7,408,131
MFS International New Discovery Fund	8,265,101	2,925,402	2,222,653	(109,731)	(418,404)	8,439,715
MFS International Value Fund	7,243,993	1,923,285	1,978,383	1,576	231,649	7,422,120
MFS Mid Cap Growth Fund	10,293,828	2,145,861	3,610,778	349,402	1,421,209	10,599,522
MFS Mid Cap Value Fund	10,320,186	2,780,362	2,761,964	(26,670)	263,814	10,575,728
MFS New Discovery Fund	2,580,293	1,054,006	1,017,419	29,313	(8,141)	2,638,052
MFS New Discovery Value Fund	2,573,860	761,957	774,481	(2,610)	77,760	2,636,486
MFS Research Fund	8,254,206	2,151,671	2,247,310	(4,691)	309,147	8,463,023
MFS Research International Fund	8,273,700	2,797,153	2,127,846	(107,152)	(374,015)	8,461,840
MFS Total Return Bond Fund	5,187,774	2,000,803	2,043,568	(54,839)	182,588	5,272,758
MFS Value Fund	12,348,385	2,944,997	3,487,654	31,005	917,705	12,754,438
	$207,097,393	$69,120,006	$68,103,277	$(194,744)	$3,595,525	$211,514,903

Notes to Financial Statements – continued

	MFS Lifetime 2050 Fund – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$282,723	$579,401
MFS Blended Research Emerging Markets Equity Fund	61,621	45,224
MFS Blended Research Growth Equity Fund	335,561	540,187
MFS Blended Research International Equity Fund	662,018	812,052
MFS Blended Research Mid Cap Equity Fund	516,559	1,024,624
MFS Blended Research Small Cap Equity Fund	197,106	94,463
MFS Blended Research Value Equity Fund	402,474	177,552
MFS Commodity Strategy Fund	342,884	—
MFS Emerging Markets Equity Fund	18,593	—
MFS Global Real Estate Fund	278,055	38,973
MFS Growth Fund	34,736	456,781
MFS Inflation-Adjusted Bond Fund	160,632	—
MFS Institutional Money Market Portfolio	6,975	—
MFS International Growth Fund	129,427	163,444
MFS International New Discovery Fund	103,996	428,100
MFS International Value Fund	124,184	209,695
MFS Mid Cap Growth Fund	—	424,163
MFS Mid Cap Value Fund	256,975	358,884
MFS New Discovery Fund	157,109	308,860
MFS New Discovery Value Fund	96,350	88,763
MFS Research Fund	145,226	787,359
MFS Research International Fund	390,683	64,226
MFS Total Return Bond Fund	174,674	—
MFS Value Fund	277,250	170,656
	$5,155,811	$6,773,407

Notes to Financial Statements – continued

	MFS Lifetime 2055 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$3,165,950	$1,646,893	$676,150	$(39,154)	$26,849	$4,124,388
MFS Blended Research Emerging Markets Equity Fund	794,499	524,792	199,618	(26,654)	(61,500)	1,031,519
MFS Blended Research Growth Equity Fund	4,748,461	2,232,325	1,170,111	(14,177)	388,926	6,185,424
MFS Blended Research International Equity Fund	8,717,285	5,595,175	1,781,088	(224,916)	(954,372)	11,352,084
MFS Blended Research Mid Cap Equity Fund	7,908,665	3,893,055	1,652,790	(103,202)	300,755	10,346,483
MFS Blended Research Small Cap Equity Fund	1,977,431	935,783	498,927	(9,928)	174,226	2,578,585
MFS Blended Research Value Equity Fund	4,750,603	2,243,114	949,581	(16,681)	165,551	6,193,006
MFS Commodity Strategy Fund	3,973,475	2,736,335	1,134,267	(70,199)	(355,553)	5,149,791
MFS Emerging Markets Equity Fund	795,501	463,639	196,510	(18,320)	(13,559)	1,030,751
MFS Global Real Estate Fund	4,042,561	1,965,620	1,312,771	(22,048)	485,986	5,159,348
MFS Growth Fund	4,756,237	1,968,488	1,383,358	24,218	827,674	6,193,259
MFS Inflation-Adjusted Bond Fund	1,990,673	1,206,644	620,672	(24,181)	24,684	2,577,148
MFS Institutional Money Market Portfolio	222,778	3,019,762	3,007,238	43	6	235,351
MFS International Growth Fund	2,783,749	1,355,806	610,727	(25,472)	111,894	3,615,250
MFS International New Discovery Fund	3,168,671	1,785,079	626,502	(58,845)	(141,800)	4,126,603
MFS International Value Fund	2,774,264	1,358,543	631,224	(22,161)	140,950	3,620,372
MFS Mid Cap Growth Fund	3,955,443	1,541,417	1,078,970	14,529	743,719	5,176,138
MFS Mid Cap Value Fund	3,960,188	1,841,306	769,272	(29,578)	160,579	5,163,223
MFS New Discovery Fund	989,871	584,666	295,711	(18,076)	33,038	1,293,788
MFS New Discovery Value Fund	988,965	473,830	206,293	(10,771)	45,124	1,290,855
MFS Research Fund	3,167,692	1,466,106	659,788	(18,074)	174,330	4,130,266
MFS Research International Fund	3,169,728	1,770,517	632,126	(53,903)	(122,160)	4,132,056
MFS Total Return Bond Fund	1,985,975	1,164,168	624,881	(23,091)	76,237	2,578,408
MFS Value Fund	4,744,871	2,064,244	1,009,594	(14,445)	447,210	6,232,286
	$79,533,536	$43,837,307	$21,728,169	$(805,086)	$2,678,794	$103,516,382

Notes to Financial Statements – continued

	MFS Lifetime 2055 Fund – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$115,613	$236,933
MFS Blended Research Emerging Markets Equity Fund	25,044	18,380
MFS Blended Research Growth Equity Fund	136,885	220,358
MFS Blended Research International Equity Fund	268,995	329,958
MFS Blended Research Mid Cap Equity Fund	210,793	418,119
MFS Blended Research Small Cap Equity Fund	80,823	38,735
MFS Blended Research Value Equity Fund	164,415	72,531
MFS Commodity Strategy Fund	137,531	—
MFS Emerging Markets Equity Fund	7,528	—
MFS Global Real Estate Fund	111,617	15,644
MFS Growth Fund	13,691	185,013
MFS Inflation-Adjusted Bond Fund	66,150	—
MFS Institutional Money Market Portfolio	4,915	—
MFS International Growth Fund	52,360	66,125
MFS International New Discovery Fund	42,533	175,086
MFS International Value Fund	50,280	84,902
MFS Mid Cap Growth Fund	—	172,247
MFS Mid Cap Value Fund	104,616	146,103
MFS New Discovery Fund	63,931	125,683
MFS New Discovery Value Fund	39,217	36,110
MFS Research Fund	58,948	319,591
MFS Research International Fund	159,583	26,234
MFS Total Return Bond Fund	72,777	—
MFS Value Fund	114,077	69,675
	$2,102,322	$2,757,427

Notes to Financial Statements – continued

	MFS Lifetime 2060 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$143,545	$347,609	$87,461	$(11,696)	$10,752	$402,749
MFS Blended Research Emerging Markets Equity Fund	35,896	90,861	23,338	(4,037)	1,305	100,687
MFS Blended Research Growth Equity Fund	215,319	491,887	129,950	(13,545)	40,413	604,124
MFS Blended Research International Equity Fund	394,814	1,000,003	229,396	(38,611)	(19,250)	1,107,560
MFS Blended Research Mid Cap Equity Fund	358,856	840,941	217,938	(25,916)	50,930	1,006,873
MFS Blended Research Small Cap Equity Fund	89,714	207,072	54,471	(5,226)	14,629	251,718
MFS Blended Research Value Equity Fund	215,321	491,263	115,117	(8,280)	20,937	604,124
MFS Commodity Strategy Fund	179,474	455,620	106,059	(10,758)	(14,840)	503,437
MFS Emerging Markets Equity Fund	35,897	85,472	21,404	(2,628)	3,350	100,687
MFS Global Real Estate Fund	180,503	411,335	122,712	(2,100)	36,410	503,436
MFS Growth Fund	215,334	458,873	133,907	(8,333)	72,157	604,124
MFS Inflation-Adjusted Bond Fund	89,743	221,961	62,074	(2,251)	4,340	251,719
MFS Institutional Money Market Portfolio	10,025	2,175,916	2,173,064	(7)	(1)	12,869
MFS International Growth Fund	125,632	287,474	72,782	(7,493)	19,575	352,406
MFS International New Discovery Fund	143,562	347,827	81,172	(12,047)	4,579	402,749
MFS International Value Fund	125,617	282,344	69,596	(6,751)	20,792	352,406
MFS Mid Cap Growth Fund	179,439	378,952	110,440	(9,239)	64,725	503,437
MFS Mid Cap Value Fund	179,440	408,228	97,357	(11,787)	24,913	503,437
MFS New Discovery Fund	44,861	110,737	29,630	(6,591)	6,482	125,859
MFS New Discovery Value Fund	44,857	104,480	26,018	(3,383)	5,923	125,859
MFS Research Fund	143,550	324,701	75,656	(10,736)	20,890	402,749
MFS Research International Fund	143,565	343,546	79,323	(12,106)	7,067	402,749
MFS Total Return Bond Fund	89,739	218,571	62,004	(1,664)	7,076	251,718
MFS Value Fund	215,316	465,962	112,400	(8,350)	43,596	604,124
	$3,600,019	$10,551,635	$4,293,269	$(223,535)	$446,750	$10,081,600

Notes to Financial Statements – continued

	MFS Lifetime 2060 Fund – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$8,347	$17,105
MFS Blended Research Emerging Markets Equity Fund	1,773	1,302
MFS Blended Research Growth Equity Fund	9,909	15,952
MFS Blended Research International Equity Fund	19,073	23,396
MFS Blended Research Mid Cap Equity Fund	15,210	30,166
MFS Blended Research Small Cap Equity Fund	5,854	2,806
MFS Blended Research Value Equity Fund	11,842	5,224
MFS Commodity Strategy Fund	10,799	—
MFS Emerging Markets Equity Fund	600	—
MFS Global Real Estate Fund	7,935	1,112
MFS Growth Fund	671	13,188
MFS Inflation-Adjusted Bond Fund	4,287	—
MFS Institutional Money Market Portfolio	406	—
MFS International Growth Fund	4,195	5,298
MFS International New Discovery Fund	3,380	13,912
MFS International Value Fund	4,012	6,775
MFS Mid Cap Growth Fund	—	13,702
MFS Mid Cap Value Fund	8,360	11,674
MFS New Discovery Fund	5,101	10,029
MFS New Discovery Value Fund	2,822	2,534
MFS Research Fund	4,681	25,374
MFS Research International Fund	12,667	2,083
MFS Total Return Bond Fund	4,905	—
MFS Value Fund	7,713	5,179
	$154,542	$206,811

(a)

Amounts reflect the impact of a return of capital distribution adjustment which has the effect of reducing dividend income and increasing realized gain (loss) and/or change in unrealized appreciation (depreciation).

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of MFS Lifetime Funds and the Board of Trustees of MFS Series Trust XII

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of MFS Lifetime Income Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund and MFS Lifetime 2060 Fund (collectively referred to as the “MFS Lifetime Funds”) (ten of the funds constituting MFS Series Trust XII (the “Trust”)), including the portfolios of investments, as of April 30, 2019, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the MFS Lifetime Funds (ten of the funds constituting MFS Series Trust XII) at April 30, 2019, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the MFS Series Trust XII	Statement of operations	Statements of changes in net assets	Financial Highlights

MFS Lifetime Income Fund

MFS Lifetime 2020 Fund

MFS Lifetime 2025 Fund

MFS Lifetime 2030 Fund

MFS Lifetime 2035 Fund

MFS Lifetime 2040 Fund

MFS Lifetime 2045 Fund

MFS Lifetime 2050 Fund

MFS Lifetime 2055 Fund

	For the year ended April 30, 2019	For each of the two years in the period ended April 30, 2019	For each of the five years in the period ended April 30, 2019
MFS Lifetime 2060 Fund	For the year ended April 30, 2019	For each of the two years in the period ended April 30, 2019	For each of the two years in the period ended April 30, 2019 and the period from December 6, 2016 (commencement of operations) through April 30, 2017

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the MFS Lifetime Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2019, by correspondence with the transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more MFS investment companies since 1993.

Boston, Massachusetts

June 17, 2019

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and Officers of the Trust, as of June 1, 2019, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (age 55)	Trustee	February 2004	135	Massachusetts Financial Services Company, Executive Chairman (since January 2017); Director; Chairman of the Board; Chief Executive Officer (until 2015); Co-Chief Executive Officer (2015-2016)	N/A

Robin A. Stelmach (k) (age 57)	Trustee	January 2014	135	Massachusetts Financial Services Company, Vice Chair (since January 2017); Chief Operating Officer and Executive Vice President (until January 2017)	N/A

INDEPENDENT TRUSTEES
John P. Kavanaugh (age 64)	Trustee and Chair of Trustees	January 2009	135	Private investor	N/A

Steven E. Buller (age 67)	Trustee	February 2014	135	Financial Accounting Standards Advisory Council, Chairman (2014-2015); Public Company Accounting Oversight Board, Standing Advisory Group, Member (until 2014); BlackRock, Inc. (investment management), Managing Director (until 2014), BlackRock Finco UK (investment management), Director (until 2014)	N/A

John A. Caroselli (age 64)	Trustee	March 2017	135	JC Global Advisors, LLC (management consulting), President (since 2015); First Capital Corporation (commercial finance), Executive Vice President (until 2015)	N/A

Maureen R. Goldfarb (age 64)	Trustee	January 2009	135	Private investor	N/A

Michael Hegarty (age 74)	Trustee	December 2004	135	Private investor	Rouse Properties Inc., Director (until 2016); Capmark Financial Group Inc., Director (until 2015)

Peter D. Jones (age 63)	Trustee	January 2019	135	Franklin Templeton Distributors, Inc. (investment management), President (until 2015); Franklin Templeton Institutional, LLC (investment management), Chairman (until 2015)	N/A

James W. Kilman, Jr. (age 58)	Trustee	January 2019	135	KielStrand Capital LLC (family office and merchant bank), Chief Executive Officer (since 2016); Morgan Stanley & Co. (financial services), Vice Chairman of Investment Banking, Co-Head of Diversified Financials Coverage – Financial Institutions Investment Banking Group (until 2016)	Alpha-En Corporation, Director (since 2016)

Clarence Otis, Jr. (age 63)	Trustee	March 2017	135	Darden Restaurants, Inc., Chief Executive Officer (until 2014)	VF Corporation, Director; Verizon Communications, Inc., Director; The Travelers Companies, Director; Federal Reserve Bank of Atlanta, Director (until 2015)

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
Maryanne L. Roepke (age 63)	Trustee	May 2014	135	American Century Investments (investment management), Senior Vice President and Chief Compliance Officer (until 2014)	N/A

Laurie J. Thomsen (age 61)	Trustee	March 2005	135	Private investor	The Travelers Companies, Director; Dycom Industries, Inc., Director (since 2015)

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
OFFICERS
Christopher R. Bohane (k) (age 45)	Assistant Secretary and Assistant Clerk	July 2005	135	Massachusetts Financial Services Company, Vice President and Assistant General Counsel

Kino Clark (k) (age 50)	Assistant Treasurer	January 2012	135	Massachusetts Financial Services Company, Vice President

John W. Clark, Jr. (k) (age 52)	Assistant Treasurer	April 2017	135	Massachusetts Financial Services Company, Vice President (since March 2017); Deutsche Bank (financial services), Department Head –Treasurer’s Office (until February 2017)

Thomas H. Connors (k) (age 59)	Assistant Secretary and Assistant Clerk	September 2012	135	Massachusetts Financial Services Company, Vice President and Senior Counsel

Ethan D. Corey (k) (age 55)	Assistant Secretary and Assistant Clerk	July 2005	135	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel

David L. DiLorenzo (k) (age 50)	President	July 2005	135	Massachusetts Financial Services Company, Senior Vice President

Heidi W. Hardin (k) (age 51)	Secretary and Clerk	April 2017	135	Massachusetts Financial Services Company, Executive Vice President and General Counsel (since March 2017); Harris Associates (investment management), General Counsel (from September 2015 to January 2017); Janus Capital Management LLC (investment management), Senior Vice President and General Counsel (until September 2015)

Brian E. Langenfeld (k) (age 46)	Assistant Secretary and Assistant Clerk	June 2006	135	Massachusetts Financial Services Company, Vice President and Senior Counsel

Amanda S. Mooradian (k) (age 40)	Assistant Secretary and Assistant Clerk	September 2018	135	Massachusetts Financial Services Company, Assistant Vice President and Counsel

Susan A. Pereira (k) (age 48)	Assistant Secretary and Assistant Clerk	July 2005	135	Massachusetts Financial Services Company, Vice President and Assistant General Counsel

Kasey L. Phillips (k) (age 48)	Assistant Treasurer	September 2012	135	Massachusetts Financial Services Company, Vice President

Matthew A. Stowe (k) (age 44)	Assistant Secretary and Assistant Clerk	October 2014	135	Massachusetts Financial Services Company, Vice President and Assistant General Counsel

Frank L. Tarantino (age 75)	Independent Senior Officer	June 2004	135	Tarantino LLC (provider of compliance services), Principal

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
Martin J. Wolin (k) (age 51)	Chief Compliance Officer	July 2015	135	Massachusetts Financial Services Company, Senior Vice President and Chief Compliance Officer (since July 2015); Mercer (financial service provider), Chief Risk and Compliance Officer, North America and Latin America (until June 2015)

James O. Yost (k) (age 58)	Treasurer	September 1990	135	Massachusetts Financial Services Company, Senior Vice President

(h)

Date first appointed to serve as Trustee/officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee. From January 2012 through December 2016, Messrs. DiLorenzo and Yost served as Treasurer and Deputy Treasurer of the Funds, respectively.

(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)

“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of a position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Each Trustee (other than Messrs. Jones and Kilman) has been elected by shareholders and each Trustee and Officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Jones and Kilman became Trustees of the Funds on January 1, 2019. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Under the terms of the Board’s retirement policy, an Independent Trustee shall retire at the end of the calendar year in which he or she reaches the earlier of 75 years of age or 15 years of service on the Board (or, in the case of any Independent Trustee who joined the Board prior to 2015, 20 years of service on the Board).

Messrs. Buller, Hegarty, Kilman and Otis and Ms. Roepke are members of the Trust’s Audit Committee.

Each of the Interested Trustees and certain Officers hold comparable officer positions with certain affiliates of MFS.

The Statement of Additional Information for a Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company	State Street Bank and Trust Company
111 Huntington Avenue	1 Lincoln Street
Boston, MA 02199-7618	Boston, MA 02111-2900
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc.	Ernst & Young LLP
111 Huntington Avenue	200 Clarendon Street
Boston, MA 02199-7618	Boston, MA 02116
Portfolio Manager(s)
Joseph Flaherty
Natalie Shapiro

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). Each fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of each fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about each fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

FEDERAL TAX INFORMATION (unaudited)

The funds will notify shareholders of amounts for use in preparing 2019 income tax forms in January 2020. The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds designate the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.

The funds below designated the following amounts as capital gain dividends paid during the fiscal year:

Capital Gains
MFS Lifetime Income Fund	$8,104,000
MFS Lifetime 2020 Fund	10,740,000
MFS Lifetime 2025 Fund	3,209,000
MFS Lifetime 2030 Fund	17,657,000
MFS Lifetime 2035 Fund	2,542,000
MFS Lifetime 2040 Fund	14,672,000
MFS Lifetime 2045 Fund	2,125,000
MFS Lifetime 2050 Fund	3,525,000
MFS Lifetime 2055 Fund	1,173,000
MFS Lifetime 2060 Fund	45,000

For corporate shareholders, the percentages of the ordinary income dividends paid during the fiscal year that qualify for the corporate dividends received deduction are as follows:

Dividends Received Deductions
MFS Lifetime Income Fund	9.27%
MFS Lifetime 2020 Fund	10.09%
MFS Lifetime 2025 Fund	14.69%
MFS Lifetime 2030 Fund	19.50%
MFS Lifetime 2035 Fund	23.75%
MFS Lifetime 2040 Fund	23.90%
MFS Lifetime 2045 Fund	28.44%
MFS Lifetime 2050 Fund	28.93%
MFS Lifetime 2055 Fund	26.50%
MFS Lifetime 2060 Fund	26.08%

rev. 3/16

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•  Social Security number and account balances

•  Account transactions and transaction history

•  Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., and MFS Heritage Trust Company.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•  open an account or provide account information

•  direct us to buy securities or direct us to sell your securities

•  make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•  sharing for affiliates’ everyday business purposes – information about your creditworthiness

•  affiliates from using your information to market to you

•  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•  MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT US

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

ITEM 2.	CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in its Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

A copy of the Code is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller, Michael Hegarty, James Kilman, and Clarence Otis, Jr. and Ms. Maryanne L. Roepke, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller, Hegarty, Kilman, and Otis and Ms. Roepke are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The Board of Trustees has appointed Ernst & Young LLP (“E&Y”) to serve as independent accountant to a series of the Registrant (each a “Fund” and collectively the “Funds”). The tables below set forth the audit fees billed to each Fund as well as fees for non-audit services provided to each Fund and/or to the Fund’s investment adviser, Massachusetts Financial Services Company (“MFS”) and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund (“MFS Related Entities”).

For the fiscal years ended April 30, 2019 and 2018, audit fees billed to each Fund by E&Y were as follows:

	Audit Fees
	2019	2018
Fees billed by E&Y:
MFS Lifetime Income Fund	32,028	31,326
MFS Lifetime 2020 Fund	30,412	29,747
MFS Lifetime 2025 Fund	29,738	29,087
MFS Lifetime 2030 Fund	30,412	29,747
MFS Lifetime 2035 Fund	29,738	29,087
MFS Lifetime 2040 Fund	30,412	29,747
MFS Lifetime 2045 Fund	29,738	29,087
MFS Lifetime 2050 Fund	29,845	29,192
MFS Lifetime 2055 Fund	29,738	29,087
MFS Lifetime 2060 Fund	29,088	21,702

Total	301,149	287,809

For the fiscal years ended April 30, 2019 and 2018, fees billed by E&Y for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[3]
	2019	2018	2019	2018	2019	2018
Fees billed by E&Y:
To MFS Lifetime Income Fund	0	0	5,407	5,285	1,156	1,172
To MFS Lifetime 2020 Fund	0	0	5,407	5,285	1,100	1,111
To MFS Lifetime 2025 Fund	0	0	5,297	5,178	1,067	1,062
To MFS Lifetime 2030 Fund	0	0	5,407	5,285	1,156	1,146
To MFS Lifetime 2035 Fund	0	0	5,297	5,178	1,064	1,054
To MFS Lifetime 2040 Fund	0	0	5,407	5,285	1,118	1,113
To MFS Lifetime 2045 Fund	0	0	5,297	5,178	1,045	1,036
To MFS Lifetime 2050 Fund	0	0	5,383	5,262	1,056	1,045
To MFS Lifetime 2055 Fund	0	0	5,297	5,178	1,022	1,013
To MFS Lifetime 2060 Fund	0	0	5,333	6,713	1,001	1,000
Total fees billed by E&Y To above Funds:	0	0	53,532	53,827	10,785	10,752

	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[3]
	2019	2018	2019	2018	2019	2018
Fees billed by E&Y:
To MFS and MFS Related Entities of MFS Lifetime Income Fund*	1,783,943	1,653,893	0	0	104,750	102,450
To MFS and MFS Related Entities of MFS Lifetime 2020 Fund*	1,783,943	1,653,893	0	0	104,750	102,450
To MFS and MFS Related Entities of MFS Lifetime 2025 Fund*	1,783,943	1,653,893	0	0	104,750	102,450
To MFS and MFS Related Entities of MFS Lifetime 2030 Fund*	1,783,943	1,653,893	0	0	104,750	102,450
To MFS and MFS Related Entities of MFS Lifetime 2035 Fund*	1,783,943	1,653,893	0	0	104,750	102,450
To MFS and MFS Related Entities of MFS Lifetime 2040 Fund*	1,783,943	1,653,893	0	0	104,750	102,450
To MFS and MFS Related Entities of MFS Lifetime 2045 Fund*	1,783,943	1,653,893	0	0	104,750	102,450
To MFS and MFS Related Entities of MFS Lifetime 2050 Fund*	1,783,943	1,653,893	0	0	104,750	102,450
To MFS and MFS Related Entities of MFS Lifetime 2055 Fund*	1,783,943	1,653,893	0	0	104,750	102,450
To MFS and MFS Related Entities of MFS Lifetime 2060 Fund*	1,783,943	1,653,893	0	0	104,750	102,450

	Aggregate Fees for Non-audit Services
	2019	2018
Fees billed by E&Y:
To MFS Lifetime Income Fund, MFS and MFS Related Entities#	2,108,156	1,929,800
To MFS Lifetime 2020 Fund, MFS and MFS Related Entities#	2,108,100	1,929,739
To MFS Lifetime 2025 Fund, MFS and MFS Related Entities#	2,107,957	1,929,583
To MFS Lifetime 2030 Fund, MFS and MFS Related Entities#	2,108,156	1,929,774
To MFS Lifetime 2035 Fund, MFS and MFS Related Entities#	2,107,954	1,929,575
To MFS Lifetime 2040 Fund, MFS and MFS Related Entities#	2,108,118	1,929,741
To MFS Lifetime 2045 Fund, MFS and MFS Related Entities#	2,107,935	1,929,557
To MFS Lifetime 2050 Fund, MFS and MFS Related Entities#	2,108,032	1,929,650
To MFS Lifetime 2055 Fund, MFS and MFS Related Entities#	2,107,912	1,929,534
To MFS Lifetime 2060 Fund, MFS and MFS Related Entities#	2,107,927	1,931,056

*

This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

#	This amount reflects the aggregate fees billed by E&Y for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.
[1]

The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under “Audit Fees,” including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

[2]

The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

[3]

The fees under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees,” including fees for services related to review of internal controls and review of Rule 38a-1 compliance program.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Fund and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto as EX-99.COE.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XII

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: June 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: June 17, 2019

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 17, 2019

*	Print name and title of each signing officer under his or her signature.